UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: MARCH 31, 2015

Item 1.	Reports to Stockholders

The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

INCOME FUNDS

- Cash Management
- Limited Duration High Quality Bond
- Government
- Investment Grade
- Strategic Income
- International Opportunities Bond
- Floating Rate
- Fund For Income

EQUITY FUNDS

March 31, 2015

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

We are pleased to provide you with our report for the six-month period ended March 31, 2015.

Bond Markets

The U.S. economy slowed during the review period with fourth quarter growth of 2.2% and first quarter growth of only 0.2%. In a repeat of last year, weather appeared to be a significant factor in the first quarter’s weakness. Despite slower growth, the unemployment rate continued to decline, reaching a post-recession low of 5.5%. Wage growth, though, remained anemic, a factor holding back a broad-based recovery.

Inflation remained low, especially with the price of oil falling nearly in half and the U.S. dollar rising almost 15%. On a year-over-year basis, the consumer price index fell 0.1%. The Federal Reserve (the “Fed”) completed its quantitative easing program (of buying bonds to lower long-term interest rates) in the fourth quarter but appeared reluctant to raise interest rates due to the unexpected slowing in the economy and concerns over deflation. Consequently, the benchmark federal funds rate remained slightly above 0%, where it has been since 2009.

U.S. Treasury rates moved lower (and bond prices moved higher) during the review period, continuing a trend that began in the first quarter of last year. Numerous factors contributed to the bond market’s rally: slower than expected economic growth in the U.S. and overseas, deflation, easing of monetary policy by most major foreign central banks, and record low interest rates on foreign sovereign debt. For the review period, the benchmark 10-year U.S. Treasury note yield fell from 2.5% to 1.9%, only a half-percent above its all-time low yield of 1.4%. The 2-year U.S. Treasury note yield, which is very sensitive to changes in the Fed’s monetary policy, was virtually unchanged at 0.6%.

The broad U.S. bond market gained 3.5%, according to Bank of America Merrill Lynch. Given the large decline in long-term interest rates, sectors with the most sensitivity to changes in interest rates had the best returns. Consequently, the Treasury sector gained 4.1%. Long-term Treasury securities, in particular, had very strong returns with bonds maturing in 10+ years gaining 12.5%. Investment grade corporate bonds returned 3.7%. Long-term and higher rated corporate bonds had the best performance as 10+ year maturities and AAA-rated bonds returned 6.8% and 5.1%, respectively.

The mortgage-backed sector lagged the broad bond market, returning 2.8%. Increased prepayments by homeowners who took advantage of lower interest rates to refinance outstanding mortgages adversely affected the sector. High yield corporate bonds returned 1.5%. A return of –8.6% for the energy sector, the largest sector in the high yield market, was a substantial headwind as the decline in oil prices during the fourth quarter adversely affected energy companies. U.S. dollar appreciation was a significant drag on non-U.S. government bonds. Specifically, the 14.5% increase in the U.S. Dollar Index during the review period was the major factor in the sector’s –6.8% return. Lastly, money market rates remained close to zero as the Fed kept short-term interest rates at exceptionally low levels.

1

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Equity Markets

Equities posted solid performance during the reporting period. Investors pushed stocks higher in the fourth quarter of 2014, and despite some increased volatility, maintained solid momentum during the first quarter of 2015 to end the review period in solidly positive territory. Buoyed by signs of a strengthening U.S. economy, healthy corporate earnings and a lack of attractive opportunities elsewhere, domestic stocks plumbed new highs to finish the first half of the reporting period up +4.9%.

This was achieved despite international economic weakness, worries over the Ebola outbreak, a rapidly strengthening U.S. dollar, deflationary concerns, preoccupations with the timing of the Fed’s looming rate rise and a sudden, steep drop in oil prices. Investors additionally experienced a spike in volatility, as measured by the CBOE Volatility Index (“VIX”), increasing 40-50% from the historic low levels seen throughout the course of 2014. As 2015 unfolded, the equity markets remained marginally volatile, impacted by lower commodity prices, a continued drop in oil prices, and the strong dollar. The U.S. equity markets produced negative returns in January and March, but February’s 5.75% gain helped to reduce volatility and push the S&P 500 Index to 0.95% to end the quarter. Overall, stocks rallied +5.9% during the six month period.

Domestic equity news was mixed and uneven throughout the review period. While the first half indicated a resurgent economy, with GDP growth posting solid results of +2.2%, the first part of 2015 indicated weakness, perhaps even contraction, as harsh winter weather and other factors once again depressed economic activity. While employment posted gains, and automobile sales were brisk, the economy had weakness in factory orders, weaker exports — primarily energy products — along with sluggish retail sales and flat consumer retail spending. The housing market was strong with new home sales up about 8% in February, and consumer confidence remained high. The West Coast port labor disruption held back the flow of goods to some extent, as did the harsh winter weather on the East Coast. Gross domestic product (GDP) for the initial months of 2015 sputtered to a preliminary 0.2% growth rate — with thoughts that a revision may put that number into negative territory.

Oil prices, which continued to fall at the start of the year, ended the period relatively stable, at about $50/barrel, but still down more than 50% from last summer. While lower oil prices are positive for consumers, they depress the energy sector, along with many other sectors that rely on energy to operate, such as machinery, equipment providers, trucks, tractor trailers and companies that service these industries.

As the corporate earnings reporting season began in January, there were worries about the challenges U.S. multinational companies will face as the strong U.S. dollar erodes profits from overseas markets. Even though corporate earnings growth rates slowed, in part due to the dollar, expectations were positive with overall growth rates slightly better than anticipated when adjusted for the energy sector’s issues and compared on a constant currency basis. Share repurchase activity remained brisk, as companies deployed excess cash flow towards perceived undervalued equity prices.

2

Overall a review of sector performance of the equities market reflected these positive, but mixed, trends. Among sectors, the weakness in oil and gas commodities was reflected in shares performance as energy was the worst performing sector, –14.4%. Telecom and Materials also underperformed. Among better sectors, despite issues impacting spending, consumer discretionary stocks (retail, wholesale, apparel, travel & leisure) performed well, +13%. Additionally, health care continued to benefit from industry consolidation and increased merger activity, finishing the period as the top performer, +13.6%. Shares of consumer staples, technology and utilities stocks also finished well.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or as an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your Fund.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2014, and held for the entire six-month period ended March 31, 2015. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares of a Fund, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads) or account fees that are charged to certain types of accounts, such as an annual custodial fee of $15 for certain IRA accounts and certain other retirement accounts or an annual custodial fee of $30 for 403(b) custodial accounts (subject to exceptions and certain waivers as described in the Funds’ Statement of Additional Information). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	0.09%
Actual		$1,000.00	$1,000.00	$0.45
Hypothetical**		$1,000.00	$1,024.48	$0.45
Class B Shares	0.09%
Actual		$1,000.00	$1,000.00	$0.45
Hypothetical**		$1,000.00	$1,024.48	$0.45
Institutional Class Shares	0.09%
Actual		$1,000.00	$1,000.00	$0.45
Hypothetical**		$1,000.00	$1,024.48	$0.45

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2015

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—47.2%
$3,300M	Fannie Mae, 4/27/2015	0.16%		$ 3,299,619
	Federal Farm Credit Bank:
5,000M	5/28/2015	0.10		4,999,208
4,000M	7/15/2015	0.10		3,998,833
2,500M	7/27/2015	0.12		2,499,025
	Federal Home Loan Bank:
1,273M	4/1/2015	0.12		1,273,000
1,900M	4/17/2015	0.13		1,899,894
2,000M	4/24/2015	0.12		1,999,847
2,335M	4/29/2015	0.08		2,334,855
2,300M	5/8/2015	0.08		2,299,811
2,500M	5/19/2015	0.10		2,499,670
2,686M	5/20/2015	0.07		2,685,744
4,000M	5/20/2015	0.08		3,999,592
1,900M	6/4/2015	0.07		1,899,780
5,000M	6/11/2015	0.09		4,999,162
4,900M	6/15/2015	0.07		4,899,285
1,000M	7/9/2015	0.09		999,753
3,100M	Freddie Mac, 4/9/2015	0.12		3,099,921
Total Value of U.S. Government Agency Obligations (cost $49,686,999)				49,686,999
	CORPORATE NOTES—28.9%
4,000M	Abbott Laboratories, 6/8/2015 (a)	0.12		3,999,093
	Apple, Inc.:
3,000M	5/11/2015 (a)	0.09		2,999,700
2,000M	4/2/2015 (a)	0.07		1,999,996
3,000M	Emerson Electric Co., 5/8/2015 (a)	0.12		2,999,630
5,000M	ExxonMobil Corp., 4/13/2015	0.15		4,999,750
5,000M	Google, Inc., 6/23/2015 (a)	0.09		4,998,963
4,000M	Pfizer, Inc., 4/9/2015 (a)	0.10		3,999,911
4,500M	Philip Morris International, Inc., 6/18/2015 (a)	0.11		4,498,927
Total Value of Corporate Notes (cost $30,495,970)				30,495,970

6

Principal			Interest
Amount	Security		Rate	*	Value
	VARIABLE AND FLOATING RATE NOTES—11.1%
$3,000M	Federal Farm Credit Bank, 11/20/2015		0.11%		$ 2,999,900
	Federal Home Loan Bank:
3,650M	10/16/2015		0.13		3,650,378
5,000M	4/16/2015		0.14		5,000,033
Total Value of Variable and Floating Rate Notes (cost $11,650,311)					11,650,311
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—11.7%
	U.S. Treasury Bills:
3,000M	4/30/2015		0.01		2,999,972
3,000M	7/23/2015		0.05		2,999,529
6,300M	8/27/2015		0.07		6,298,316
Total Value of Short-Term U.S. Government Obligations (cost $12,297,817)					12,297,817
Total Value of Investments (cost $104,131,097)**		98.9%			104,131,097
Other Assets, Less Liabilities		1.1			1,175,186
Net Assets		100.0%			$105,306,283

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2015.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

7

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
March 31, 2015

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$49,686,999	$—	$49,686,999
Corporate Notes	—	30,495,970	—	30,495,970
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	11,650,311	—	11,650,311
Short-Term U.S. Government
Obligations	—	12,297,817	—	12,297,817
Total Investments in Securities	$—	$104,131,097	$—	$104,131,097

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

8	See notes to financial statements

Fund Expenses (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.05%
Actual		$1,000.00	$1,014.58	$5.27
Hypothetical**		$1,000.00	$1,019.69	$5.29
Advisor Class Shares	0.75%
Actual		$1,000.00	$1,011.05	$3.76
Hypothetical**		$1,000.00	$1,021.19	$3.78
Institutional Class Shares	0.60%
Actual		$1,000.00	$1,010.63	$3.01
Hypothetical**		$1,000.00	$1,021.94	$3.02

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

9

Portfolio of Investments
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2015

Principal
Amount	Security	Value
	CORPORATE BONDS—52.1%
	Agriculture—1.0%
$ 500M	Cargill, Inc., 6%, 11/27/2017 (a)	$ 557,925
	Automotive—.9%
500M	Toyota Motor Credit Corp., 2.125%, 7/18/2019	508,286
	Consumer Durables—.9%
500M	Newell Rubbermaid, Inc., 2.875%, 12/1/2019	510,073
	Energy—.4%
250M	CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/2017	249,549
	Financial Services—7.6%
500M	American Express Co., 7%, 3/19/2018	578,052
500M	American International Group, Inc., 5.85%, 1/16/2018	558,932
500M	BlackRock, Inc., 5%, 12/10/2019	569,609
500M	ERAC USA Finance, LLC, 6.375%, 10/15/2017 (a)	560,588
600M	Ford Motor Credit Co., LLC, 5%, 5/15/2018	654,755
700M	General Electric Capital Corp., 5.625%, 5/1/2018	786,323
500M	Protective Life Corp., 7.375%, 10/15/2019	602,755
		4,311,014
	Financials—13.4%
500M	Bank of America Corp., 5.65%, 5/1/2018	555,028
700M	Barclays Bank, PLC, 6.75%, 5/22/2019	830,574
500M	Citigroup, Inc., 6.125%, 11/21/2017	555,884
500M	Deutsche Bank AG, 1.875%, 2/13/2018	500,912
500M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018	562,353
500M	JPMorgan Chase & Co., 6%, 1/15/2018	559,485
	Morgan Stanley:
500M	5.95%, 12/28/2017	554,699
500M	1.875%, 1/5/2018	503,757
500M	PNC Funding Corp., 5.25%, 11/15/2015	513,195
500M	SunTrust Banks, Inc., 6%, 9/11/2017	553,262
600M	UBS AG, 5.875%, 12/20/2017	666,461
500M	U.S. Bank NA, 2.125%, 10/28/2019	506,816
700M	Wachovia Corp., 5.75%, 2/1/2018	783,282
		7,645,708

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Principal
Amount	Security	Value
	Food/Beverage/Tobacco—4.0%
$ 500M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019	$ 607,066
500M	Diageo Capital, PLC, 5.75%, 10/23/2017	555,911
500M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	576,990
500M	Philip Morris International, Inc., 5.65%, 5/16/2018	565,300
		2,305,267
	Health Care—4.7%
500M	Biogen IDEC, Inc., 6.875%, 3/1/2018	575,837
500M	Laboratory Corporation of America Holdings, 2.2%, 8/23/2017	509,240
500M	Merck & Co., Inc., 1.3%, 5/18/2018	500,778
500M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019	564,779
	Quest Diagnostics, Inc.:
250M	6.4%, 7/1/2017	281,218
250M	2.7%, 4/1/2019	254,595
		2,686,447
	Industrials—1.8%
1,000M	PACCAR Financial Corp., 1.45%, 3/9/2018	1,005,185
	Information Technology—.9%
500M	Apple, Inc., 2.1%, 5/6/2019	511,501
	Manufacturing—2.0%
250M	CRH America, Inc., 8.125%, 7/15/2018	297,955
500M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	581,451
250M	Tyco Electronics Group SA, 6.55%, 10/1/2017	280,445
		1,159,851
	Media-Broadcasting—1.0%
500M	DirecTV Holdings, LLC, 5.875%, 10/1/2019	576,542
	Media-Diversified—1.1%
550M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017	605,222
	Metals/Mining—.9%
500M	Rio Tinto Finance USA, PLC, 1.625%, 8/21/2017	503,047

11

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2015

Principal
Amount	Security	Value
	Real Estate Investment Trusts—3.6%
$ 700M	Boston Properties, LP, 5.875%, 10/15/2019	$ 813,274
500M	HCP, Inc., 6.7%, 1/30/2018	565,520
500M	Simon Property Group, LP, 10.35%, 4/1/2019	648,624
		2,027,418
	Retail-General Merchandise—.9%
500M	Amazon.com, Inc., 2.6%, 12/5/2019	512,695
	Telecommunications—1.1%
600M	Verizon Communications, Inc., 3.65%, 9/14/2018	638,320
	Utilities—5.9%
500M	Consolidated Edison Co., Inc. of New York, 7.125%, 12/1/2018	596,027
250M	Electricite de France SA, 6.5%, 1/26/2019 (a)	292,640
500M	Entergy Gulf States Lousiana, LLC, 6%, 5/1/2018	563,335
265M	Great River Energy Co., 5.829%, 7/1/2017 (a)	279,166
500M	Public Service Electric & Gas Co., 1.8%, 6/1/2019	503,461
500M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	503,417
500M	Sempra Energy, 9.8%, 2/15/2019	644,169
		3,382,215
Total Value of Corporate Bonds (cost $29,541,863)		29,696,265
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—15.8%
	Fannie Mae—14.7%
2,192M	2.5%, 5/1/2022 – 6/1/2023	2,273,322
2,812M	3%, 5/1/2021 – 8/1/2026 (b)	2,953,217
1,528M	3.5%, 3/1/2023 – 12/1/2023	1,622,457
1,442M	4%, 1/1/2022 – 9/1/2024	1,538,338
		8,387,334
	Freddie Mac—1.1%
581M	3.5%, 12/1/2020	616,812
Total Value of Residential Mortgage-Backed Securities (cost $8,886,468)		9,004,146

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Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS—12.4%
	U.S. Treasury Notes:
$1,680M	0.375%, 5/31/2016	$ 1,680,657
645M	0.5%, 6/15/2016	646,109
930M	0.5%, 11/30/2016	930,509
2,005M	0.875%, 5/15/2017	2,016,435
1,760M	0.875%, 1/15/2018	1,761,925
Total Value of U.S. Government Obligations (cost $7,018,986)		7,035,635
	ASSET BACKED SECURITIES—11.7%
	Fixed Autos—10.4%
	Ford Credit Auto Owner Trust:
1,050M	1%, 9/15/2017	1,052,818
855M	0.79% 5/15/2018	855,822
250M	Ford Credit Floorplan Master Owner Trust, 1.42%, 1/15/2020	250,163
480M	Honda Auto Receivables Owner Trust, 1.46%, 10/15/2020	482,388
1,125M	Nissan Auto Receivables Owner Trust, 1%, 7/16/2018	1,127,984
1,425M	Nissan Master Owner Trust, 1.44%, 2/15/2020	1,427,203
700M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020	702,915
		5,899,293
	Fixed Financials—1.3%
770M	Chase Issuance Trust, 1.3%, 2/18/2020	770,122
Total Value of Asset Backed Securities (cost $6,655,412)		6,669,415
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.6%
	Federal Home Loan Bank:
500M	0.5%, 9/28/2016	500,130
300M	1.04%, 5/19/2017	300,025
750M	0.875%, 5/24/2017	753,640
500M	Freddie Mac, 0.95%, 1/23/2017	500,183
Total Value of U.S. Government Agency Obligations (cost $2,048,761)		2,053,978
	VARIABLE AND FLOATING RATE NOTES†—1.8%
	Financials
400M	Bank of America Corp., 1.335%, 3/22/2018	404,848
600M	U.S. Bank NA, 3.778%, 4/29/2020	601,093
Total Value of Variable and Floating Rate Notes (cost $1,007,048)		1,005,941

13

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2015

Principal
Amount	Security	Value
	SUPRANATIONALS—1.4%
	Financials
$ 400M	International Finance Corp., 2.125%, 11/17/2017	$ 411,026
400M	Kreditanstalt Fuer Wiederaufbau, 0.875%, 12/15/2017	399,630
Total Value of Supranationals (cost $808,563)		810,656
Total Value of Investments (cost $55,967,101)	98.8%	56,276,036
Other Assets, Less Liabilities	1.2	681,416
Net Assets	100.0%	$56,957,452

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2015.

14

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$29,696,265	$—	$29,696,265
Residential Mortgage-Backed
Securities	—	9,004,146	—	9,004,146
U.S. Government Obligations	—	7,035,635	—	7,035,635
Asset Backed Securities	—	6,669,415	—	6,669,415
U.S. Government Agency
Obligations	—	2,053,978	—	2,053,978
Variable and Floating
Rate Notes	—	1,005,941	—	1,005,941
Supranationals	—	810,656	—	810,656
Total Investments in Securities*	$—	$56,276,036	$—	$56,276,036

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds, asset backed securities, variable and floating rate notes and supranationals.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	15

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.08%
Actual		$1,000.00	$1,021.70	$5.44
Hypothetical**		$1,000.00	$1,019.54	$5.44
Class B Shares	1.92%
Actual		$1,000.00	$1,017.55	$9.66
Hypothetical**		$1,000.00	$1,015.36	$9.65
Advisor Class Shares	0.80%
Actual		$1,000.00	$1,023.19	$4.04
Hypothetical**		$1,000.00	$1,020.94	$4.03
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,024.87	$3.28
Hypothetical**		$1,000.00	$1,021.69	$3.28

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

16

Portfolio of Investments
GOVERNMENT FUND
March 31, 2015

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—63.5%
	Fannie Mae—33.6%
$24,654M	3%, 5/1/2023 – 2/1/2045	$ 25,367,610
31,272M	3.5%, 8/1/2026 – 3/1/2045	32,982,851
35,194M	4%, 2/1/2024 – 8/1/2044	37,972,078
9,341M	4.5%, 11/1/2040 – 1/1/2042	10,293,845
3,467M	5%, 8/1/2039 – 11/1/2039	3,886,629
2,896M	5.5%, 7/1/2033 – 10/1/2039	3,307,289
		113,810,302
	Freddie Mac—8.6%
626M	3%, 6/1/2021	655,841
12,931M	3.5%, 9/1/2032 – 10/1/2044	13,622,072
11,535M	4%, 11/1/2040 – 8/1/2044	12,405,828
1,955M	5%, 8/1/2039	2,221,820
		28,905,561
	Government National Mortgage Association I
	Program—21.3%
5,298M	4%, 11/15/2025 – 6/15/2042	5,747,352
15,182M	4.5%, 9/15/2033 – 6/15/2040	16,998,326
14,107M	5%, 6/15/2033 – 4/15/2040	16,007,588
12,033M	5.5%, 3/15/2033 – 10/15/2039	13,782,428
13,769M	6%, 2/15/2032 – 4/15/2040	16,031,386
1,361M	6.5%, 6/15/2034 – 3/15/2038	1,565,583
1,759M	7%, 6/15/2023 – 4/15/2034	1,940,115
		72,072,778
Total Value of Residential Mortgage-Backed Securities (cost $207,181,647)		214,788,641
	U.S. GOVERNMENT OBLIGATIONS—16.9%
	U.S. Treasury Bonds:
8,000M	2.5%, 2/15/2045	7,927,504
7,100M	3%, 11/15/2044	7,780,599

17

Portfolio of Investments (continued)
GOVERNMENT FUND
March 31, 2015

Principal
Amount	Security	Value
	U.S. Treasury Notes:
$13,800M	1.625%, 12/31/2019	$ 13,976,806
2,760M	2%, 2/15/2025	2,777,681
7,360M	2.125%, 12/31/2021	7,577,922
6,000M	2.25%, 7/31/2021	6,222,654
4,600M	2.25%, 11/15/2024	4,729,375
6,000M	2.375%, 8/15/2024	6,237,654
Total Value of U.S. Government Obligations (cost $57,178,914)		57,230,195
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—7.3%
	Fannie Mae:
9,800M	0.875%, 8/28/2017	9,815,739
1,700M	1.75%, 11/26/2019	1,726,180
4,300M	1.875%, 9/18/2018	4,409,585
3,025M	2.625%, 9/6/2024	3,138,099
5,000M	Freddie Mac, 3.75%, 3/27/2019	5,488,580
Total Value of U.S. Government Agency Obligations (cost $24,245,371)		24,578,183
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—5.3%
	Fannie Mae—4.2%
6,580M	3%, 2/25/2024	6,884,714
6,722M	4%, 2/25/2025	7,380,636
		14,265,350
	Freddie Mac—1.1%
3,668M	3%, 8/15/2039	3,822,507
Total Value of Collateralized Mortgage Obligations (cost $18,093,317)		18,087,857
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—5.1%
	Fannie Mae—3.6%
2,883M	2.27%, 1/1/2023	2,911,459
1,300M	2.96%, 11/1/2018	1,362,617
2,920M	3.76%, 4/1/2018	3,124,018
4,500M	3.84%, 5/1/2018	4,838,688
		12,236,782

18

Principal
Amount	Security	Value
	Federal Home Loan Mortgage Corporation—1.5%
$ 5,000M	Multi-Family Structured Pass Through, 2.13%, 1/25/2019	$ 5,128,370
Total Value of Commercial Mortgage-Backed Securities (cost $17,516,362)		17,365,152
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.5%
4,900M	Federal Home Loan Bank, 0.04%, 4/21/2015 (cost $4,899,891)	4,899,931
Total Value of Investments (cost $329,115,502)	99.6%	336,949,959
Other Assets, Less Liabilities	.4	1,507,255
Net Assets	100.0%	$338,457,214

19

Portfolio of Investments (continued)
GOVERNMENT FUND
March 31, 2015

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$214,788,641	$—	$214,788,641
U.S. Government Obligations	—	57,230,195	—	57,230,195
U.S. Government Agency
Obligations	—	24,578,183	—	24,578,183
Collateralized Mortgage
Obligations	—	18,087,857	—	18,087,857
Commercial Mortgage-Backed
Securities	—	17,365,152	—	17,365,152
Short-Term U.S. Government
Agency Obligations	—	4,899,931	—	4,899,931
Total Investments in Securities	$—	$336,949,959	$—	$336,949,959

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

20	See notes to financial statements

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.05%
Actual		$1,000.00	$1,030.11	$5.31
Hypothetical**		$1,000.00	$1,019.69	$5.29
Class B Shares	1.92%
Actual		$1,000.00	$1,025.94	$9.70
Hypothetical**		$1,000.00	$1,015.36	$9.65
Advisor Class Shares	0.74%
Actual		$1,000.00	$1,032.61	$3.75
Hypothetical**		$1,000.00	$1,021.24	$3.73
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,031.88	$3.24
Hypothetical**		$1,000.00	$1,021.74	$3.23

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

21

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2015

Principal
Amount	Security	Value
	CORPORATE BONDS—95.7%
	Agriculture—.7%
$3,310M	Cargill, Inc., 6%, 11/27/2017 (a)	$ 3,693,467
	Automotive—1.4%
2,000M	Daimler Finance NA, LLC, 2.95%, 1/11/2017 (a)	2,066,252
5,000M	Johnson Controls, Inc., 5%, 3/30/2020	5,592,255
		7,658,507
	Chemicals—3.4%
4,000M	Agrium, Inc., 3.375%, 3/15/2025	4,008,532
5,000M	CF Industries, Inc., 3.45%, 6/1/2023	5,055,145
4,000M	Dow Chemical Co., 4.25%, 11/15/2020	4,398,900
5,000M	LyondellBasell Industries NV, 6%, 11/15/2021	5,885,675
		19,348,252
	Consumer Durables—.8%
	Newell Rubbermaid, Inc.:
2,000M	2.875%, 12/1/2019	2,040,294
2,300M	4.7%, 8/15/2020	2,517,683
		4,557,977
	Energy—8.5%
5,000M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	5,368,435
5,000M	Continental Resources, Inc., 5%, 9/15/2022	4,937,500
3,000M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	2,836,440
5,000M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	5,260,100
5,000M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	4,923,920
5,000M	Nabors Industries, Inc., 6.15%, 2/15/2018	5,343,280
4,000M	ONEOK Partners, LP, 3.375%, 10/1/2022	3,801,200
5,800M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	6,446,741
4,000M	Valero Energy Corp., 9.375%, 3/15/2019	5,014,576
4,000M	Weatherford International, LLC, 6.35%, 6/15/2017	4,237,360
		48,169,552
	Financial Services—16.1%
1,250M	Aflac, Inc., 8.5%, 5/15/2019	1,579,777
	American Express Co.:
4,000M	7%, 3/19/2018	4,624,420
2,000M	4.05%, 12/3/2042	2,045,850

22

Principal
Amount	Security	Value
	Financial Services (continued)
	American International Group, Inc.:
$1,200M	5.85%, 1/16/2018	$ 1,341,437
3,100M	6.4%, 12/15/2020	3,759,674
4,000M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	4,606,028
6,400M	Assured Guaranty US Holding, Inc., 5%, 7/1/2024	6,856,973
4,300M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	4,610,731
1,000M	BlackRock, Inc., 5%, 12/10/2019	1,139,218
4,000M	CoBank ACB, 7.875%, 4/16/2018 (a)	4,677,992
2,400M	Compass Bank, 6.4%, 10/1/2017	2,616,204
	ERAC USA Finance, LLC:
3,750M	4.5%, 8/16/2021 (a)	4,125,799
3,000M	7%, 10/15/2037 (a)	4,058,421
6,200M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	7,754,855
	General Electric Capital Corp.:
9,400M	4.65%, 10/17/2021	10,653,875
6,800M	6.75%, 3/15/2032	9,431,763
2,700M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019 (a)	2,747,196
1,800M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	2,087,026
4,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	4,425,204
4,550M	Protective Life Corp., 7.375%, 10/15/2019	5,485,070
2,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	2,423,980
		91,051,493
	Financials—20.4%
	Bank of America Corp.:
3,250M	5.65%, 5/1/2018	3,607,685
5,925M	5%, 5/13/2021	6,696,921
4,625M	5.875%, 2/7/2042	5,905,727
	Barclays Bank, PLC:
2,000M	5.125%, 1/8/2020	2,275,618
3,800M	3.75%, 5/15/2024	4,005,660
1,800M	3.65%, 3/16/2025	1,809,362
3,000M	Capital One Financial Corp., 3.2%, 2/5/2025	2,981,328
	Citigroup, Inc.:
4,200M	6.125%, 11/21/2017	4,669,430
2,000M	4.5%, 1/14/2022	2,211,448
3,000M	Deutsche Bank AG London, 3.7%, 5/30/2024	3,078,675
1,000M	Fifth Third Bancorp, 3.5%, 3/15/2022	1,048,571

23

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2015

Principal
Amount	Security	Value
	Financials (continued)
	Goldman Sachs Group, Inc.:
$2,000M	5.375%, 3/15/2020	$ 2,271,006
5,900M	5.75%, 1/24/2022	6,893,336
3,000M	3.625%, 1/22/2023	3,108,381
5,250M	6.125%, 2/15/2033	6,715,936
	JPMorgan Chase & Co.:
9,200M	6%, 1/15/2018	10,294,524
4,000M	4.5%, 1/24/2022	4,427,892
	Morgan Stanley:
4,050M	5.95%, 12/28/2017	4,493,062
5,500M	6.625%, 4/1/2018	6,259,737
6,000M	5.5%, 7/28/2021	6,969,834
4,000M	SunTrust Banks, Inc., 6%, 9/11/2017	4,426,092
4,000M	UBS AG, 4.875%, 8/4/2020	4,535,740
4,000M	U.S. Bancorp., 3.6%, 9/11/2024	4,178,008
	Wells Fargo & Co.:
2,900M	4.6%, 4/1/2021	3,259,490
8,600M	3.45%, 2/13/2023	8,808,610
		114,932,073
	Food/Beverage/Tobacco—5.6%
5,000M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044	5,555,905
1,000M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019	1,214,132
5,225M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	6,450,179
4,200M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	4,846,716
4,165M	Ingredion, Inc., 4.625%, 11/1/2020	4,579,122
4,000M	Philip Morris International, Inc., 5.65%, 5/16/2018	4,522,400
4,000M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	4,214,136
		31,382,590
	Forest Products/Container—1.0%
5,000M	Rock-Tenn Co., 4.9%, 3/1/2022	5,517,945
	Health Care—4.6%
4,000M	Biogen, Inc., 6.875%, 3/1/2018	4,606,696
	Express Scripts Holding Co.:
4,050M	4.75%, 11/15/2021	4,563,220
1,800M	3.5%, 6/15/2024	1,856,695
4,000M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	4,182,356
4,000M	Mylan, Inc., 3.125%, 1/15/2023 (a)	3,956,488

24

Principal
Amount	Security	Value
	Health Care (continued)
$4,000M	Novartis Capital Corp., 4.4%, 5/6/2044	$ 4,626,752
1,400M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019	1,581,380
460M	Roche Holdings, Inc., 6%, 3/1/2019 (a)	533,087
		25,906,674
	Information Technology—2.3%
2,500M	Apple, Inc., 2.5%, 2/9/2025	2,449,727
4,000M	Harris Corp., 4.4%, 12/15/2020	4,325,596
1,800M	Pitney Bowes, Inc., 5.75%, 9/15/2017	1,953,479
4,000M	Symantec Corp., 3.95%, 6/15/2022	4,154,008
		12,882,810
	Manufacturing—2.8%
5,000M	CRH America, Inc., 8.125%, 7/15/2018	5,959,100
4,000M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	4,651,612
4,550M	Tyco Electronics Group SA, 6.55%, 10/1/2017	5,104,099
		15,714,811
	Media-Broadcasting—3.8%
1,800M	ABC, Inc., 8.75%, 8/15/2021	2,414,713
3,950M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	4,929,446
2,000M	CBS Corp., 3.375%, 3/1/2022	2,037,770
4,000M	Comcast Corp., 4.25%, 1/15/2033	4,304,392
3,000M	DirecTV Holdings, LLC, 3.8%, 3/15/2022	3,114,195
4,000M	Time Warner Cable, Inc., 5%, 2/1/2020	4,468,656
		21,269,172
	Media-Diversified—1.4%
	McGraw-Hill Financial, Inc.:
5,000M	5.9%, 11/15/2017	5,502,015
2,300M	6.55%, 11/15/2037	2,597,781
		8,099,796

25

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2015

Principal
Amount	Security	Value
	Metals/Mining—5.0%
$5,000M	Alcoa, Inc., 6.15%, 8/15/2020	$ 5,648,070
4,000M	ArcelorMittal, 6.125%, 6/1/2018	4,308,000
4,000M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	4,327,940
4,200M	Newmont Mining Corp., 5.125%, 10/1/2019	4,610,886
5,000M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	5,281,190
4,000M	Vale Overseas, Ltd., 5.625%, 9/15/2019	4,268,280
		28,444,366
	Real Estate Investment Trusts—4.7%
4,000M	Boston Properties, LP, 5.875%, 10/15/2019	4,647,280
4,000M	Digital Realty Trust, LP, 5.25%, 3/15/2021	4,457,568
4,000M	HCP, Inc., 5.375%, 2/1/2021	4,508,668
	ProLogis, LP:
3,000M	4.5%, 8/15/2017	3,213,708
2,000M	3.35%, 2/1/2021	2,078,736
3,000M	Simon Property Group, LP, 3.375%, 10/1/2024	3,081,873
4,000M	Ventas Realty, LP, 4.75%, 6/1/2021	4,421,628
		26,409,461
	Retail-General Merchandise—2.5%
4,000M	Amazon.com, Inc., 4.8%, 12/5/2034	4,400,756
6,000M	GAP, Inc., 5.95%, 4/12/2021	6,892,974
2,000M	Home Depot, Inc., 5.875%, 12/16/2036	2,654,390
		13,948,120
	Telecommunications—.8%
4,000M	Verizon Communications, Inc., 5.15%, 9/15/2023	4,589,128
	Transportation—3.0%
4,000M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	4,684,264
4,000M	Con-way, Inc., 7.25%, 1/15/2018	4,523,584
4,125M	GATX Corp., 4.75%, 6/15/2022	4,569,456
3,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	3,250,554
		17,027,858

26

Principal
Amount	Security	Value
	Utilities—6.9%
$3,000M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	$ 3,285,570
3,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	3,358,263
1,900M	Electricite de France SA, 6.5%, 1/26/2019 (a)	2,224,066
3,000M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	3,159,510
4,000M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	4,489,408
	Great River Energy Co.:
291M	5.829%, 7/1/2017 (a)	307,082
3,424M	4.478%, 7/1/2030 (a)	3,763,301
3,000M	Ohio Power Co., 5.375%, 10/1/2021	3,544,992
4,550M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	4,842,742
4,000M	Sempra Energy, 9.8%, 2/15/2019	5,153,352
4,000M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	5,015,688
		39,143,974
Total Value of Corporate Bonds (cost $508,479,619)		539,748,026
	U.S. GOVERNMENT OBLIGATIONS—1.6%
	U.S. Treasury Bonds:
4,000M	3%, 11/15/2044	4,383,436
4,575M	2.5%, 2/15/2045	4,533,541
Total Value of U.S. Government Obligations (cost $8,956,034)		8,916,977
Total Value of Investments (cost $517,435,653)	97.3%	548,665,003
Other Assets, Less Liabilities	2.7	15,205,468
Net Assets	100.0%	$563,870,471

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

27

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2015

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$539,748,026	$—	$539,748,026
U.S. Government Agency
Obligations	—	8,916,977	—	8,916,977
Total Investments in Securities	$—	$548,665,003	$—	$548,665,003

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

28	See notes to financial statements

Fund Expenses (unaudited)
STRATEGIC INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(4/3/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	0.64%
Actual		$1,000.00	$1,024.15	$3.23
Hypothetical**		$1,000.00	$1,021.74	$3.23
Advisor Class Shares	0.39%
Actual		$1,000.00	$1,011.49	$1.96
Hypothetical**		$1,000.00	$1,022.99	$1.97

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

29

Portfolio of Investments
STRATEGIC INCOME FUND
March 31, 2015

Shares	Security	Value
	MUTUAL FUNDS—97.7%
	First Investors Income Funds—92.5%
615,744	Floating Rate Fund – Institutional Class Shares	$ 5,978,873
17,920,181	Fund For Income – Institutional Class Shares	45,875,664
1,117,031	Government Fund – Institutional Class Shares	12,320,846
1,866,525	International Opportunities Bond Fund – Institutional Class Shares	17,713,324
2,476,355	Investment Grade Fund – Institutional Class Shares	24,862,608
606,494	Limited Duration High Quality Bond Fund – Institutional
	Class Shares	6,016,417
		112,767,732
	First Investors Equity Funds—5.2%
639,091	Equity Income Fund – Institutional Class Shares	6,314,223
Total Value of Mutual Funds (cost $121,503,439)	97.7%	119,081,955
Other Assets, Less Liabilities	2.3	2,758,088
Net Assets	100.0%	$121,840,043

30

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$112,767,732	$—	$—	$112,767,732
First Investors Equity Funds	6,314,223	—	—	6,314,223
Total Investments in Securities	$119,081,955	$—	$—	$119,081,955

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	31

Fund Expenses (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.30%
Actual		$1,000.00	$ 972.28	$6.39
Hypothetical**		$1,000.00	$1,018.45	$6.54
Advisor Class Shares	1.05%
Actual		$1,000.00	$ 974.93	$5.17
Hypothetical**		$1,000.00	$1,019.69	$5.29
Institutional Class Shares	0.91%
Actual		$1,000.00	$ 975.62	$4.48
Hypothetical**		$1,000.00	$1,020.39	$4.58

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

32

Portfolio of Investments
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2015

Principal
Amount		Security	Value
		SOVEREIGN BONDS—61.2%
		Mexico—13.0%
		United Mexican States:
742M	MXN	8.5%, 5/31/2029	$ 5,887,602
633M	MXN	8.5%, 11/18/2038	5,186,261
927M	MXN	7.75%, 11/13/2042	7,063,641
			18,137,504
		United Kingdom—8.9%
		United Kingdom Gilt:
5,960M	GBP	2%, 1/22/2016	8,958,708
1,900M	GBP	3.25%, 1/22/2044	3,373,174
			12,331,882
		Italy—7.7%
6,305M	EUR	Buoni Poliennali Del Tesoro, 5%, 8/1/2039	10,675,749
		Portugal—5.5%
		Obrigacoes Do Tesouro:
2,780M	EUR	4.95%, 10/25/2023	3,834,721
2,750M	EUR	4.1%, 4/15/2037	3,889,244
			7,723,965
		South Korea—4.3%
		Republic of Korea:
4,699,500M	KRW	5.75%, 9/10/2018	4,798,437
1,170,500M	KRW	3.375%, 9/10/2023	1,160,326
			5,958,763
		South Africa—4.0%
		Republic of South Africa:
17,935M	ZAR	6.75%, 3/31/2021	1,435,418
51,260M	ZAR	6.5%, 2/28/2041	3,404,655
9,200M	ZAR	8.75%, 2/28/2048	788,626
			5,628,699

33

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2015

Principal
Amount		Security	Value
		New Zealand—3.4%
		New Zealand Government Bonds:
2,390M	NZD	5%, 3/15/2019	$ 1,911,893
3,270M	NZD	5.5%, 4/15/2023	2,836,743
			4,748,636
		Malaysia—3.2%
		Federation of Malaysia:
2,950M	MYR	4.048%, 9/30/2021	809,747
13,660M	MYR	3.48%, 3/15/2023	3,593,460
			4,403,207
		Indonesia—3.0%
52,000,000M	IDR	Indonesia Government Bond, 8.375%, 3/15/2034	4,240,185
		Brazil—3.0%
		Nota Do Tesouro Nacional:
1M	BRL	9.71%, 1/1/2021	142,795
13M	BRL	9.71%, 1/1/2023	3,575,072
2M	BRL	9.71%, 1/1/2025	435,294
			4,153,161
		Hungary—2.9%
		Hungary Government Bond:
69,000M	HUF	7.5%, 11/12/2020	307,788
860,000M	HUF	6%, 11/24/2023	3,723,213
			4,031,001
		Poland—2.3%
10,805M	PLN	Republic of Poland, 4%, 10/25/2023	3,254,582
Total Value of Sovereign Bonds (cost $91,115,447)			85,287,334

34

Principal
Amount		Security	Value
		U.S. GOVERNMENT OBLIGATIONS—24.2%
		United States
		U.S. Treasury Notes:
7,010M	USD	0.080%, 1/31/2016 (a)	$ 7,009,628
22,633M	USD	0.105%, 7/31/2016 (a)	22,632,230
4,000M	USD	0.119%, 1/31/2017 (a)	4,000,856
Total Value of U.S. Government Obligations (cost $33,647,733)			33,642,714
		GOVERNMENT REGIONAL AGENCY—9.7%
		Australia—8.1%
4,105M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024	3,751,457
		Queensland Treasury Corp.:
6,215M	AUD	6.25%, 2/21/2020	5,603,299
2,140M	AUD	6%, 7/21/2022	1,998,667
			11,353,423
		Netherlands—.9%
1,200M	USD	Bank Nederlanse Gemeenten, 0.5371%, 5/15/2018 (a)	1,207,810
		South Korea—.7%
1,010M	USD	Export-Import Bank of Korea, 0.8821%, 8/14/2017 (a)(b)	1,010,204
Total Value of Government Regional Agency (cost $14,698,619)			13,571,437
		CORPORATE BONDS—2.9%
		Australia—1.6%
		Macquarie Group, Ltd.:
1,160M	USD	1.2546%, 1/31/2017 (a)(b)	1,166,753
1,030M	USD	0.8861%, 10/27/2017 (a)(b)	1,030,624
			2,197,377
		Germany—.9%
1,295M	USD	Deutsche Bank AG London, 0.8681%, 2/13/2017 (a)	1,299,347
		New Zealand—.4%
470M	USD	ANZ New Zealand International, Ltd. of London, 0.7761%,
		4/27/2017 (a)(b)	470,979
Total Value of Corporate Bonds (cost $3,958,986)			3,967,703

35

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2015

Principal
Amount		Security		Value
		SUPRANATIONALS—.7%
		Luxembourg
1,015M	USD	European Investment Bank, 1.125%,
		9/15/2017 (cost $1,012,776)		$ 1,022,719
Total Value of Investments (cost $144,433,561)			98.7%	137,491,907
Other Assets, Less Liabilities			1.3	1,815,923
Net Assets			100.0%	$139,307,830

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in efffect at March 31, 2015

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

Abbreviations:
	AUD	Australian Dollar
	BRL	Brazilian Real
	EUR	Euro
	GBP	British Pound
	HUF	Hungarian Forint
	IDR	Indonesian Rupiah
	KRW	South Korean Won
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NZD	New Zealand Dollar
	PLN	Polish Zloty
	USD	United States Dollar
	ZAR	South African Rand

36

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

37

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2015

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$—	$18,137,504	$—	$18,137,504
United Kingdom	—	12,331,882	—	12,331,882
Italy	—	10,675,749	—	10,675,749
Portugal	—	7,723,965	—	7,723,965
South Korea	—	5,958,763	—	5,958,763
South Africa	—	5,628,699	—	5,628,699
New Zealand	—	4,748,636	—	4,748,636
Malaysia	—	4,403,207	—	4,403,207
Indonesia	—	4,240,185	—	4,240,185
Brazil	—	4,153,161	—	4,153,161
Hungary	—	4,031,001	—	4,031,001
Poland	—	3,254,582	—	3,254,582
U.S. Government Obligations	—	33,642,714	—	33,642,714
Government Regional Agency
Australia	—	11,353,423	—	11,353,423
Netherlands	—	1,207,810	—	1,207,810
South Korea	—	1,010,204	—	1,010,204
Corporate Bonds
Australia	—	2,197,377	—	2,197,377
Germany	—	1,299,347	—	1,299,347
New Zealand	—	470,979	—	470,979
Supranationals
Luxembourg	—	1,022,719	—	1,022,719
Total Investments in Securities	$—	$137,491,907	$—	$137,491,907
Other Financial Instruments*	$—	$447,894	$—	$447,894

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instrument.

During the period ended March 31, 2015, there were no transfers between Level 1 investments and
Level 2 investments that had a material impact to the Fund. Transfers, if any, between Levels are recognized at the end of the reporting period.

38	See notes to financial statements

Fund Expenses (unaudited)
FLOATING RATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.10%
Actual		$1,000.00	$1,013.86	$5.52
Hypothetical**		$1,000.00	$1,019.45	$5.54
Advisor Class Shares	0.90%
Actual		$1,000.00	$1,000.97	$4.49
Hypothetical**		$1,000.00	$1,020.44	$4.53
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,001.89	$3.49
Hypothetical**		$1,000.00	$1,021.44	$3.53

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

39

Portfolio of Investments
FLOATING RATE FUND
March 31, 2015

Principal
Amount	Security	Value
	LOAN PARTICIPATIONS†—85.7%
	Aerospace/Defense—1.5%
$ 574M	B/E Aerospace, Inc., 4%, 12/16/2021	$ 578,941
988M	TransDigm, Inc., 3.75%, 2/28/2020	986,916
		1,565,857
	Automotive—3.1%
1,299M	FCA US, LLC, 3.5%, 5/24/2017 (a)	1,300,535
1,042M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021	1,042,125
896M	Key Safety Systems, Inc., 4.75%, 8/29/2021	900,723
		3,243,383
	Building Materials—.8%
789M	USIC Holdings, Inc., 4%, 7/10/2020	779,839
	Chemicals—3.6%
307M	Ailnex Luxembourg & Cy SCA, Inc., 4.5%, 10/3/2019	308,565
160M	Ailnex USA, Inc., 4.5%, 10/3/2019	160,099
756M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020	751,833
762M	Cyanco Intermediate Corp., 5.5%, 5/1/2020	753,336
995M	Emerald Performance Materials LLC, 4.5%, 7/30/2021	996,865
796M	Solenis International, LP, 4.25%, 7/31/2021	791,688
		3,762,386
	Consumer Discretionary—.5%
500M	Headwaters Incorporated, 4.5%, 3/24/2022 (a)	501,562
	Consumer Non-Durables—.7%
729M	Reynolds Group Holdings, Inc., 4.5%, 12/1/2018	733,355
	Energy—2.0%
898M	Granite Acquisition, Inc., 5%, 12/17/2021	909,442
925M	Jonah Energy, LLC, 7.5%, 5/12/2021	827,875
640M	Offshore Group Investment, Ltd., 5.75%, 3/28/2019	369,316
		2,106,633

40

Principal
Amount	Security	Value
	Financial Services—3.6%
$1,428M	Delos Finance Sarl, 3.5%, 3/6/2021	$ 1,431,391
987M	HUB International, Ltd., 4.25%, 10/2/2020	980,121
500M	Sedgwick Claims Management Services, Inc., 3.75%, 3/1/2021 (a)	494,323
980M	Sheridan Investment Partners II, LP, 4.25%, 12/16/2020	864,850
		3,770,685
	Food/Beverage/Tobacco—2.0%
460M	H.J. Heinz Co., 3.25%, 6/5/2020	460,791
941M	JBS USA, LLC, 3.75%, 5/25/2018	931,799
742M	Pinnacle Foods Finance, LLC, 3%, 4/29/2020	739,892
		2,132,482
	Food/Drug—1.5%
900M	Rite Aid Corp., 4.875%, 6/21/2021	903,798
668M	Supervalu, Inc., 4.5%, 3/21/2019	671,148
		1,574,946
	Forest Products/Container—2.1%
794M	Ardagh Holdings USA, Inc., 4%, 12/17/2019	798,128
500M	Berry Plastics Group, Inc., 3.5%, 2/8/2020 (a)	499,140
890M	Exopack Holdings SA, 5.25%, 5/8/2019	893,438
		2,190,706
	Gaming/Leisure—6.7%
769M	24 Hour Fitness Worldwide, Inc., 4.75%, 5/28/2021	768,226
591M	AMC Entertainment, Inc., 3.5%, 4/30/2020	591,324
950M	ClubCorp Club Operations, Inc., 4.5%, 7/24/2020	954,948
892M	Hilton Worldwide Finance, LLC, 3.5%, 10/26/2020	893,330
1,129M	La Quinta Intermediate Holdings, LLC, 4%, 4/14/2021	1,135,287
396M	Pinnacle Entertainment, Inc., 3.75%, 8/13/2020	396,544
898M	Scientific Games International, Inc., 6%, 10/1/2021	901,304
481M	SeaWorld Parks & Entertainment, Inc., 3%, 5/14/2020	469,467
887M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	884,437
		6,994,867
	Health Care—9.7%
274M	Acadia Healthcare Co., Inc., 4.25%, 2/11/2022	277,227
990M	Accellent, Inc, 4.5%, 3/12/2021	985,916
1,159M	Biomet, Inc., 3.67%, 7/25/2017	1,159,325
652M	Community Health Systems, Inc., 4.25%, 1/27/2021 (a)	655,647

41

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2015

Principal
Amount	Security	Value
	Health Care (continued)
$1,315M	Endo Luxembourg Finance Co. Sarl, 3.25%, 3/1/2021	$ 1,313,379
267M	Grifols Worldwide Operations USA, Inc., 3.178%, 2/27/2021	267,367
299M	Medpace Holdings, Inc., 4.75%, 4/1/2021	299,589
587M	MPH Acquisition Holdings, LLC, 3.75%, 3/31/2021	584,152
650M	NBTY, Inc., 3.5%, 10/1/2017	642,281
436M	Onex Carestream Health, Inc., 5%, 6/7/2019	437,794
1,397M	Salix Pharmaceuticals, Ltd., 5.5%, 1/2/2020	1,399,463
554M	Select Medical Corp., 3.75%, 6/1/2018	555,127
	Valeant Pharmaceuticals International, Inc.:
280M	4%, 4/1/2022 (a)	281,881
1,276M	3.5%, 12/11/2019	1,277,704
		10,136,852
	Information Technology—7.4%
2,217M	Activision Blizzard, Inc., 3.25%, 10/12/2020 (a)	2,226,220
593M	Applied Systems, Inc., 4.25%, 1/25/2021	593,519
331M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020	331,515
691M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021	693,044
343M	DealerTrack Technologies, Inc., 3.25%, 2/28/2021	342,482
	Dell International, LLC:
833M	3.75%, 10/29/2018	835,861
593M	4.5%, 4/29/2020	597,050
726M	Infor (US), Inc., 3.75%, 6/3/2020	720,020
498M	Kronos, Inc., 4.5%, 10/30/2019	499,545
904M	Zebra Technologies Corp., 4.75%, 10/27/2021	915,654
		7,754,910
	Manufacturing—8.1%
491M	Alliance Laundry Systems, LLC, 4.25%, 12/10/2018	492,502
889M	Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020	867,198
499M	Capital Safety North America Holdings, Inc., 3.75%, 3/29/2021	492,181
500M	Custom Sensors & Technologies, Inc., 4.5%, 9/30/2021 (a)	501,250
497M	Filtration Group Corporation, 4.5%, 11/20/2020	501,420
889M	Gardner Denver, Inc., 4.25%, 7/30/2020	845,948
995M	Gates Global, Inc., 4.25%, 7/5/2021	992,691
995M	Husky Injection Molding System, 4.25%, 6/30/2021	994,254
1,034M	Mirror BidCo Corp., 4.25%, 12/28/2019	1,034,024
450M	Onex Wizard Acquisition Co, I Sarl, 5.25%, 3/11/2022	454,360
497M	Rexnord, LLC/RBS Global, Inc., 4%, 8/21/2020	498,345
798M	U.S. Farathane, LLC, 6.75%, 12/23/2021	808,972
		8,483,145

42

Principal
Amount	Security	Value
	Media-Cable TV—6.2%
$1,318M	Block Communications, Inc., 4.25%, 11/7/2021	$ 1,324,967
1,415M	Cequel Communications, LLC, 3.5%, 2/14/2019	1,418,551
1,150M	Charter Communications, LLC, 4.25%, 9/10/2021	1,161,069
890M	Gray Television, Inc., 3.75%, 6/13/2021	888,816
1,022M	Numericable US, LLC, 4.5%, 5/21/2020	1,026,911
627M	Raycom TV Broadcasting, LLC, 3.75%, 8/4/2021	622,149
		6,442,463
	Media-Diversified—2.1%
1,298M	Media General, Inc., 4.25%, 7/31/2020	1,304,225
899M	Tribune Co., 4%, 12/27/2020	901,763
		2,205,988
	Metals/Mining—4.6%
591M	Alpha Natural Resources, Inc., 3.5%, 5/22/2020	412,824
591M	FMG Resources (August 2006) Property, Ltd., 3.75%, 6/30/2019	539,821
690M	McJunkin Red Man Corp., 5%, 11/8/2019	669,677
	Oxbow Carbon, LLC:
231M	4.25%, 7/19/2019	223,408
250M	8%, 1/17/2020	207,917
887M	Peabody Energy Corp., 4.25%, 9/24/2020	798,682
1,933M	TMS International Corp., 4.5%, 10/16/2020	1,932,484
		4,784,813
	Real Estate Investment Trusts—1.0%
995M	Realogy Group, LLC, 3.75%, 3/5/2020	995,791
	Retail-General Merchandise—8.3%
591M	Academy, Ltd., 4.5%, 8/3/2018	592,140
496M	Burger King Corp., 4.5%, 12/10/2021	500,789
425M	Dollar Tree, Inc., 4.25%, 3/9/2022	429,958
597M	General Nutrition Centers, Inc., 3.25%, 3/4/2019	592,618
743M	Hertz Corp., 4%, 3/11/2018	743,372
730M	Landry’s, Inc., 4%, 4/24/2018	731,874
975M	Lands’ End, Inc., 4.25%, 4/4/2021	939,800
486M	Libbey Glass, Inc., 3.75%, 4/9/2021	486,629
995M	Michaels Stores, Inc., 4%, 1/28/2020	997,021
889M	Neiman Marcus, Inc., 4.25%, 10/25/2020	886,995
1,000M	PetSmart, Inc., 5%, 3/11/2022 (a)	1,008,867
742M	Wendy’s International, Inc., 3.25%, 5/15/2019	742,588
		8,652,651

43

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2015

Principal
Amount	Security	Value
	Services—3.8%
$ 834M	Allied Security Holdings, LLC, 4.25%, 2/12/2021	$ 834,566
980M	Brickman Group, Ltd., LLC, 4%, 12/18/2020	975,224
710M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021	718,442
991M	Live Nation Entertainment, Inc., 3.5%, 8/17/2020	985,864
492M	Monitronics International, Inc., 4.25%, 3/23/2018	493,572
		4,007,668
	Telecommunications—1.2%
	Level 3 Financing, Inc.:
1,000M	4%, 8/1/2019	1,003,000
285M	4.5%, 1/31/2022	286,870
		1,289,870
	Utilities—1.9%
995M	Dynegy, Inc., 4%, 4/23/2020	997,839
970M	ExGen Texas Power, LLC, 5.75%, 9/18/2021	974,097
		1,971,936
	Wireless Communications—3.3%
850M	GCI Holdings, Inc., 4.75%, 2/2/2022	855,312
1,350M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019	1,344,305
1,195M	Telesat Canada, 3.5%, 3/28/2019	1,191,182
		3,390,799
Total Value of Loan Participations (cost $89,985,190)		89,473,587
	CORPORATE BONDS—7.5%
	Automotive—.5%
500M	Goodyear Tire & Rubber Co., 8.25%, 8/15/2020	531,250
	Consumer Non-Durables—1.0%
500M	Hanesbrands, Inc., 6.375%, 12/15/2020	533,125
500M	Reynolds Group Issuer, Inc., 7.125%, 4/15/2019	519,375
		1,052,500
	Energy—.4%
25M	Atlas Pipeline Partners, LP, 6.625%, 10/1/2020	25,875
450M	Linn Energy, LLC, 8.625%, 4/15/2020	385,875
		411,750

44

Principal
Amount	Security	Value
	Financials—.6%
$ 626M	Consolidated Energy Finance SA, 6.75%, 10/15/2019 (b)	$ 633,825
	Gaming/Leisure—.3%
250M	National CineMedia, LLC, 7.875%, 7/15/2021	266,875
	Health Care—.9%
575M	Biomet, Inc., 6.5%, 8/1/2020	610,937
	Community Health Systems, Inc.:
250M	5.125%, 8/15/2018	258,438
75M	8%, 11/15/2019	79,875
		949,250
	Media-Cable TV—1.0%
	CCO Holdings, LLC:
500M	7%, 1/15/2019	521,250
475M	8.125%, 4/30/2020	497,562
		1,018,812
	Metals/Mining—.7%
750M	Novelis, Inc., 8.375%, 12/15/2017	784,688
	Retail-General Merchandise—.3%
300M	Sally Holdings, LLC, 6.875%, 11/15/2019	318,750
	Services—.4%
100M	FTI Consulting, Inc., 6.75%, 10/1/2020	106,000
325M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (b)	347,750
		453,750
	Telecommunications—.8%
250M	PAETEC Holding Corp., 9.875%, 12/1/2018	264,625
225M	Wind Acquisition Finance SA, 4.75%, 7/15/2020 (b)	226,125
300M	Windstream Corp., 7.75%, 10/15/2020	308,625
		799,375
	Utilities—.3%
305M	Calpine Corp., 6%, 1/15/2022 (b)	327,875
	Wireless Communications—.3%
300M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020	314,625
Total Value of Corporate Bonds (cost $7,923,139)		7,863,325

45

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2015

Principal
Amount	Security	Value
	VARIABLE AND FLOATING RATE NOTES†—1.0%
	Energy—.2%
$ 250M	Chesapeake Energy Corp., 3.5033%, 4/15/2019	$ 241,250
	Utilities—.8%
855M	AES Corp., 3.2616%, 6/1/2019	852,863
Total Value of Variable and Floating Rate Notes (cost $1,100,314)		1,094,113
Total Value of Investments (cost $99,008,643)	94.2%	98,431,025
Other Assets, Less Liabilities	5.8	5,999,709
Net Assets	100.0%	$104,430,734

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2015.

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

46

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$89,473,587	$—	$89,473,587
Corporate Bonds	—	7,863,325	—	7,863,325
Variable and Floating Rate Notes	—	1,094,113	—	1,094,113
Total Investments in Securities*	$—	$98,431,025	$—	$98,431,025

*	The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	47

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.21%
Actual		$1,000.00	$1,010.07	$ 6.06
Hypothetical**		$1,000.00	$1,018.90	$ 6.09
Class B Shares	2.02%
Actual		$1,000.00	$1,002.04	$10.08
Hypothetical**		$1,000.00	$1,014.86	$10.15
Advisor Class Shares	0.96%
Actual		$1,000.00	$1,011.87	$ 4.82
Hypothetical**		$1,000.00	$1,020.14	$ 4.84
Institutional Class Shares	0.79%
Actual		$1,000.00	$1,012.72	$ 3.96
Hypothetical**		$1,000.00	$1,020.99	$ 3.98

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

48

Portfolio of Investments
FUND FOR INCOME
March 31, 2015

Principal
Amount	Security	Value
	CORPORATE BONDS—90.1%
	Aerospace/Defense—.7%
	Meccanica Holdings USA, Inc.:
$3,725M	6.25%, 7/15/2019 (a)	$ 4,162,688
900M	7.375%, 7/15/2039 (a)	1,014,750
		5,177,438
	Automotive—2.0%
	American Axle & Manufacturing, Inc.:
2,750M	6.25%, 3/15/2021	2,908,125
1,175M	6.625%, 10/15/2022	1,266,062
1,275M	Asbury Automotive Group, Inc., 6%, 12/15/2024	1,329,187
	General Motors Co.:
1,425M	6.25%, 10/2/2043	1,752,126
875M	5.2%, 4/1/2045	953,408
3,300M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020 (a)	3,423,750
500M	Oshkosh Corp., 5.375%, 3/1/2022	521,250
2,050M	Schaeffler Finance BV, 4.75%, 5/15/2021 (a)	2,080,750
		14,234,658
	Building Materials—1.6%
	Building Materials Corp.:
1,800M	6.75%, 5/1/2021 (a)	1,917,000
2,750M	5.375%, 11/15/2024 (a)	2,805,000
1,325M	Cemex Finance, LLC, 9.375%, 10/12/2022 (a)	1,510,500
	Cemex SAB de CV:
1,350M	9.5%, 6/15/2018 (a)	1,503,900
1,000M	6.5%, 12/10/2019 (a)	1,065,000
2,400M	Griffon Corp., 5.25%, 3/1/2022	2,376,840
		11,178,240
	Chemicals—1.2%
2,250M	Platform Specialty Products Corp., 6.5%, 2/1/2022 (a)	2,362,500
900M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	776,250
4,050M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	3,726,000
	W.R. Grace & Co.:
1,250M	5.125%, 10/1/2021 (a)	1,300,000
525M	5.625%, 10/1/2024 (a)	562,406
		8,727,156

49

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2015

Principal
Amount	Security	Value
	Consumer Non-Durables—2.6%
	Levi Strauss & Co.:
$ 925M	7.625%, 5/15/2020	$ 966,625
2,925M	6.875%, 5/1/2022	3,210,187
	Reynolds Group Issuer, Inc.:
500M	7.125%, 4/15/2019	519,375
6,550M	5.75%, 10/15/2020	6,787,438
	Spectrum Brands Escrow Corp.:
1,375M	6.375%, 11/15/2020	1,464,375
1,480M	6.625%, 11/15/2022	1,591,000
3,200M	Wolverine World Wide, Inc., 6.125%, 10/15/2020	3,432,000
		17,971,000
	Energy—11.3%
	AmeriGas Finance, LLC:
500M	6.75%, 5/20/2020	528,750
1,250M	7%, 5/20/2022	1,346,875
	Antero Resources Finance Corp.:
675M	6%, 12/1/2020	678,712
950M	5.375%, 11/1/2021	925,062
57M	Atlas Pipeline Partners, LP, 6.625%, 10/1/2020	58,995
	Berry Petroleum Co.:
675M	6.75%, 11/1/2020	551,812
2,275M	6.375%, 9/15/2022	1,780,187
625M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	643,750
	California Resources Corp.:
975M	5%, 1/15/2020 (a)	884,812
950M	5.5%, 9/15/2021 (a)	847,590
1,775M	6%, 11/15/2024 (a)	1,566,437
	Calumet Specialty Products Partners, LP:
2,650M	9.625%, 8/1/2020	3,007,750
1,100M	6.5%, 4/15/2021 (a)	1,072,500
525M	7.625%, 1/15/2022	532,875
2,275M	7.75%, 4/15/2023 (a)	2,311,969
	Chesapeake Energy Corp.:
2,025M	7.25%, 12/15/2018	2,197,125
950M	6.625%, 8/15/2020	985,625
2,000M	6.875%, 11/15/2020	2,100,000
1,375M	5.75%, 3/15/2023	1,347,500
	CONSOL Energy, Inc.:
2,352M	8.25%, 4/1/2020	2,457,840
1,300M	5.875%, 4/15/2022	1,183,000

50

Principal
Amount	Security	Value
	Energy (continued)
$ 950M	Crestwood Midstream Partners, LP, 6.25%, 4/1/2023 (a)	$ 961,875
	Denbury Resources, Inc.:
1,075M	6.375%, 8/15/2021	1,018,562
1,900M	5.5%, 5/1/2022	1,714,750
	Energy XXI Gulf Coast, Inc.:
2,125M	11%, 3/15/2020 (a)	2,026,719
1,850M	7.5%, 12/15/2021	675,250
1,350M	Exterran Partners, LP, 6%, 10/1/2022	1,242,000
1,850M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	1,743,625
2,125M	Gibson Energy, Inc., 6.75%, 7/15/2021 (a)	2,178,125
1,900M	Laredo Petroleum, Inc., 5.625%, 1/15/2022	1,852,500
	Legacy Reserves, LP:
3,175M	8%, 12/1/2020	2,619,375
2,750M	6.625%, 12/1/2021	2,186,250
	Linn Energy, LLC:
625M	6.5%, 5/15/2019	528,516
1,850M	6.25%, 11/1/2019	1,470,750
1,500M	MarkWest Energy Partners, LP, 4.875%, 12/1/2024	1,541,100
3,025M	Memorial Production Partners, LP, 7.625%, 5/1/2021	2,767,875
2,180M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022 (a)	2,005,600
	NuStar Logistics, LP:
325M	4.8%, 9/1/2020	320,938
1,375M	6.75%, 2/1/2021	1,457,562
1,050M	Offshore Group Investment, Ltd., 7.5%, 11/1/2019	603,750
2,675M	Rain CII Carbon, LLC, 8.25%, 1/15/2021 (a)	2,507,813
	Rex Energy Corp.:
1,100M	8.875%, 12/1/2020	863,500
2,250M	6.25%, 8/1/2022 (a)	1,524,375
750M	Rice Energy, Inc., 7.25%, 5/1/2023 (a)	750,938
1,865M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021 (a)	1,781,075
	Sabine Pass Liquefaction, LLC:
3,750M	6.25%, 3/15/2022	3,890,625
1,375M	5.625%, 4/15/2023	1,378,438
2,450M	5.75%, 5/15/2024	2,474,500
1,200M	5.625%, 3/1/2025 (a)	1,191,000
2,900M	Samson Investment Co., 9.75%, 2/15/2020	812,000
1,175M	SM Energy Co., 6.5%, 11/15/2021	1,198,500
433M	Suburban Propane Partners, LP, 7.375%, 8/1/2021	467,640
675M	Tesoro Logistics, LP, 6.25%, 10/15/2022 (a)	702,000
900M	Ultra Petroleum Corp., 5.75%, 12/15/2018 (a)	816,750
2,875M	Unit Corp., 6.625%, 5/15/2021	2,716,875
		79,000,317

51

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2015

Principal
Amount	Security	Value
	Financials—4.9%
	Ally Financial, Inc.:
$3,000M	6.25%, 12/1/2017	$ 3,202,500
1,350M	4.75%, 9/10/2018	1,392,187
3,084M	8%, 3/15/2020	3,685,380
1,375M	8%, 11/1/2031	1,723,906
2,400M	Argos Merger Sub, Inc., 7.125%, 3/15/2023 (a)	2,493,000
4,266M	Consolidated Energy Finance SA, 6.75%, 10/15/2019 (a)	4,319,325
	General Motors Financial Co., Inc.:
575M	3.25%, 5/15/2018	587,219
1,675M	6.75%, 6/1/2018	1,888,562
1,125M	4.375%, 9/25/2021	1,196,257
1,550M	4.25%, 5/15/2023	1,609,613
	International Lease Finance Corp.:
4,200M	8.75%, 3/15/2017	4,651,500
4,150M	8.25%, 12/15/2020	5,063,000
2,700M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021 (a)	2,801,250
		34,613,699
	Food/Beverage/Tobacco—2.6%
1,500M	Barry Callebaut Services SA, 5.5%, 6/15/2023 (a)	1,600,875
900M	Constellation Brands, Inc., 4.75%, 11/15/2024	954,000
2,725M	Dean Foods Co., 6.5%, 3/15/2023 (a)	2,745,437
950M	H.J. Heinz Co., 4.25%, 10/15/2020	975,887
	JBS Investments GmbH:
1,000M	7.75%, 10/28/2020 (a)	1,062,500
2,100M	7.25%, 4/3/2024 (a)	2,147,250
	JBS USA, LLC:
1,700M	7.25%, 6/1/2021 (a)	1,804,125
1,775M	5.875%, 7/15/2024 (a)	1,801,625
725M	Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (a)	743,125
2,587M	Sun Merger Sub, Inc., 5.875%, 8/1/2021 (a)	2,719,584
1,475M	Treehouse Foods, Inc., 4.875%, 3/15/2022	1,508,188
		18,062,596
	Food/Drug—.4%
1,475M	BI-LO, LLC, 8.625%, 9/15/2018 (a)	1,312,750
1,675M	Rite Aid Corp., 6.125%, 4/1/2023 (a)	1,725,250
		3,038,000

52

Principal
Amount	Security	Value
	Forest Products/Containers—4.0%
$2,175M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021 (a)	$ 2,142,375
1,400M	CROWN Americas, LLC, 4.5%, 1/15/2023	1,419,250
1,100M	Graphic Packaging International, Inc., 4.875%, 11/15/2022	1,144,000
3,650M	Greif, Inc., 7.75%, 8/1/2019	4,129,062
	Mercer International, Inc.:
300M	7%, 12/1/2019	312,000
1,400M	7.75%, 12/1/2022	1,491,000
	Owens-Brockway Glass Container, Inc.:
450M	5%, 1/15/2022 (a)	460,080
1,275M	5.375%, 1/15/2025 (a)	1,316,438
1,900M	Resolute Forest Products, Inc., 5.875%, 5/15/2023	1,835,400
	Sealed Air Corp.:
4,325M	6.5%, 12/1/2020 (a)	4,833,188
1,250M	8.375%, 9/15/2021 (a)	1,412,500
875M	4.875%, 12/1/2022 (a)	894,688
3,425M	Silgan Holdings, Inc., 5%, 4/1/2020	3,536,313
2,710M	Tekni-Plex, Inc., 9.75%, 6/1/2019 (a)	2,926,800
		27,853,094
	Gaming/Leisure—3.2%
2,800M	24 Hour Holdings III, LLC, 8%, 6/1/2022 (a)	2,394,000
1,500M	GLP Capital, LP, 4.875%, 11/1/2020	1,545,000
1,350M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021	1,427,625
	International Game Technology, PLC:
900M	5.625%, 2/15/2020 (a)	881,550
900M	6.25%, 2/15/2022 (a)	882,000
1,350M	6.5%, 2/15/2025 (a)	1,306,125
3,325M	National CineMedia, LLC, 7.875%, 7/15/2021	3,549,438
1,900M	NCL Corp., Ltd., 5.25%, 11/15/2019 (a)	1,957,000
1,700M	Regal Entertainment Group, 5.75%, 3/15/2022	1,744,625
3,175M	Scientific Games International, Inc., 6.625%, 5/15/2021 (a)	2,329,656
4,000M	Six Flags Entertainment Corp., 5.25%, 1/15/2021 (a)	4,130,000
		22,147,019
	Health Care—9.7%
	Aviv Healthcare Properties, LP:
850M	7.75%, 2/15/2019	889,312
825M	6%, 10/15/2021	885,844
5,349M	Biomet, Inc., 6.5%, 8/1/2020	5,683,312

53

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2015

Principal
Amount	Security	Value
	Health Care (continued)
	Community Health Systems, Inc.:
$1,275M	5.125%, 8/15/2018	$ 1,318,031
3,050M	8%, 11/15/2019	3,248,250
3,050M	7.125%, 7/15/2020	3,236,812
	Endo Finance, LLC:
5,175M	5.75%, 1/15/2022 (a)	5,317,312
1,150M	7.25%, 1/15/2022 (a)	1,226,187
	Fresenius Medical Care U.S. Finance II, Inc.:
1,150M	5.625%, 7/31/2019 (a)	1,254,075
575M	4.125%, 10/15/2020 (a)	587,578
675M	4.75%, 10/15/2024 (a)	710,437
	HCA, Inc.:
2,075M	8%, 10/1/2018	2,409,594
2,950M	6.5%, 2/15/2020	3,329,075
1,875M	6.25%, 2/15/2021	2,031,937
1,950M	7.75%, 5/15/2021	2,079,792
950M	7.5%, 2/15/2022	1,110,312
	HealthSouth Corp.:
332M	8.125%, 2/15/2020	347,355
767M	7.75%, 9/15/2022	813,979
1,150M	5.125%, 3/15/2023	1,175,875
675M	5.75%, 11/1/2024	705,375
3,300M	Kindred Escrow Corp. II, 8.75%, 1/15/2023 (a)	3,630,000
1,525M	Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	1,576,469
800M	NBTY, Inc., 9%, 10/1/2018	836,000
	Omnicare, Inc.:
600M	4.75%, 12/1/2022	622,500
375M	5%, 12/1/2024	393,750
	Tenet Healthcare Corp.:
3,450M	6.75%, 2/1/2020	3,652,688
2,275M	6%, 10/1/2020	2,417,188
1,225M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	1,078,000
	Valeant Pharmaceuticals International, Inc.:
5,200M	6.375%, 10/15/2020 (a)	5,421,000
1,100M	5.625%, 12/1/2021 (a)	1,119,250
700M	5.5%, 3/1/2023 (a)	708,750
2,375M	5.875%, 5/15/2023 (a)	2,440,313
2,100M	6.125%, 4/15/2025 (a)	2,178,750
3,000M	WellCare Health Plans, Inc., 5.75%, 11/15/2020	3,165,000
		67,600,102

54

Principal
Amount	Security	Value
	Information Technology—4.3%
$1,075M	Activision Blizzard, Inc., 5.625%, 9/15/2021 (a)	$ 1,147,562
	Advanced Micro Devices, Inc.:
1,000M	6.75%, 3/1/2019	975,000
2,450M	7.5%, 8/15/2022	2,358,125
700M	7%, 7/1/2024	607,250
725M	Anixter, Inc., 5.125%, 10/1/2021	747,656
	Audatex North America, Inc.:
4,725M	6%, 6/15/2021 (a)	5,020,312
1,600M	6.125%, 11/1/2023 (a)	1,698,000
2,492M	Belden, Inc., 5.5%, 9/1/2022 (a)	2,566,760
4,525M	Denali Borrower, LLC, 5.625%, 10/15/2020 (a)	4,794,237
1,800M	IAC/InterActiveCorp, 4.875%, 11/30/2018	1,863,000
	Micron Technology, Inc.:
1,150M	5.875%, 2/15/2022	1,218,149
2,525M	5.5%, 2/1/2025 (a)	2,550,250
1,625M	Open Text Corp., 5.625%, 1/15/2023 (a)	1,690,000
2,150M	Sensata Technologies BV, 5%, 10/1/2025 (a)	2,184,938
650M	Verisign, Inc., 5.25%, 4/1/2025 (a)	664,625
		30,085,864
	Manufacturing—3.7%
2,300M	Amkor Technology, Inc., 6.375%, 10/1/2022	2,380,500
3,425M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021 (a)	3,228,062
3,850M	Case New Holland, Inc., 7.875%, 12/1/2017	4,284,280
2,450M	Dematic SA, 7.75%, 12/15/2020 (a)	2,572,500
	EDP Finance BV:
1,650M	6%, 2/2/2018 (a)	1,798,533
200M	5.25%, 1/14/2021 (a)	217,288
1,575M	EnPro Industries, Inc., 5.875%, 9/15/2022 (a)	1,647,844
3,700M	H&E Equipment Services, Inc., 7%, 9/1/2022	3,829,500
	Rexel SA:
5,475M	6.125%, 12/15/2019 (a)	5,762,438
550M	5.25%, 6/15/2020 (a)	579,563
		26,300,508
	Media-Broadcasting—2.4%
	Belo Corp.:
725M	7.75%, 6/1/2027	819,250
150M	7.25%, 9/15/2027	162,750
775M	Media General Financial Sub, 5.875%, 11/15/2022 (a)	792,438
3,175M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	3,365,500

55

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2015

Principal
Amount	Security	Value
	Media-Broadcasting (continued)
	Sinclair Television Group, Inc.:
$4,075M	5.375%, 4/1/2021	$ 4,197,250
925M	6.375%, 11/1/2021	982,813
	Sirius XM Radio, Inc.:
3,750M	5.75%, 8/1/2021 (a)	3,923,438
1,275M	6%, 7/15/2024 (a)	1,341,938
975M	5.375%, 4/15/2025 (a)	982,313
		16,567,690
	Media-Cable TV—7.8%
	Altice Financing SA:
2,225M	6.625%, 2/15/2023 (a)	2,302,875
275M	7.625%, 2/15/2025 (a)	283,250
275M	Altice SA, 7.625%, 2/15/2025 (a)	276,891
	Cablevision Systems Corp.:
2,000M	8.625%, 9/15/2017	2,255,000
3,100M	7.75%, 4/15/2018	3,452,625
	CCO Holdings, LLC:
1,825M	7%, 1/15/2019	1,902,562
1,125M	8.125%, 4/30/2020	1,178,437
650M	5.25%, 3/15/2021	667,875
550M	6.5%, 4/30/2021	579,562
875M	5.125%, 2/15/2023	887,031
4,925M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020 (a)	5,214,344
	Clear Channel Worldwide Holdings, Inc.:
200M	7.625%, 3/15/2020 Series “A”	208,000
4,850M	7.625%, 3/15/2020 Series “B”	5,128,875
1,025M	6.5%, 11/15/2022 Series “A”	1,068,562
2,375M	6.5%, 11/15/2022 Series “B”	2,511,562
	DISH DBS Corp.:
5,475M	7.875%, 9/1/2019	6,132,000
950M	5%, 3/15/2023	926,060
1,325M	5.875%, 11/15/2024	1,329,969
3,025M	Gray Television, Inc., 7.5%, 10/1/2020	3,198,937
5,650M	Harron Communications, LP, 9.125%, 4/1/2020 (a)	6,207,937
875M	Lynx II Corp., 6.375%, 4/15/2023 (a)	936,250
2,250M	Midcontinent Communications Corp., 6.25%, 8/1/2021 (a)	2,351,250

56

Principal
Amount	Security	Value
	Media-Cable TV (continued)
	Numericable Group SA:
$2,975M	6%, 5/15/2022 (a)	$ 3,015,906
1,225M	6.25%, 5/15/2024 (a)	1,241,844
1,000M	VTR Finance BV, 6.875%, 1/15/2024 (a)	1,040,000
		54,297,604
	Media-Diversified—.5%
	Gannett Co., Inc.:
1,700M	5.125%, 7/15/2020	1,778,625
1,600M	6.375%, 10/15/2023	1,742,000
		3,520,625
	Metals/Mining—6.2%
	Alcoa, Inc.:
4,850M	6.15%, 8/15/2020	5,478,628
800M	5.125%, 10/1/2024	857,833
	Aleris International, Inc.:
825M	7.625%, 2/15/2018	844,594
4,000M	7.875%, 11/1/2020	4,090,000
	ArcelorMittal:
1,875M	6.125%, 6/1/2018	2,019,375
3,631M	10.6%, 6/1/2019	4,454,783
525M	6.25%, 3/1/2021	559,781
975M	7%, 2/25/2022	1,072,500
	Constellium NV:
1,050M	8%, 1/15/2023 (a)	1,102,500
1,725M	5.75%, 5/15/2024 (a)	1,638,750
5,025M	JMC Steel Group, 8.25%, 3/15/2018 (a)	4,239,844
1,000M	Kaiser Aluminum Corp., 8.25%, 6/1/2020	1,095,000
	Novelis, Inc.:
5,375M	8.375%, 12/15/2017	5,623,594
1,850M	8.75%, 12/15/2020	1,991,063
	Peabody Energy Corp.:
4,225M	6.5%, 9/15/2020	2,640,625
775M	10%, 3/15/2022 (a)	693,625
800M	7.875%, 11/1/2026	486,000

57

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2015

Principal
Amount	Security	Value
	Metals/Mining (continued)
	Steel Dynamics, Inc.:
$ 650M	5.125%, 10/1/2021 (a)	$ 657,313
675M	6.375%, 8/15/2022	723,938
1,000M	5.5%, 10/1/2024 (a)	1,016,250
1,925M	Wise Metals Group, LLC, 8.75%, 12/15/2018 (a)	2,064,563
		43,350,559
	Real Estate Investment Trusts—.4%
2,362M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020 (a)	2,515,530
	Retail-General Merchandise—2.1%
100M	Family Tree Escrow, LLC, 5.25%, 3/1/2020 (a)	105,250
2,375M	Group 1 Automotive, Inc., 5%, 6/1/2022 (a)	2,392,812
3,575M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019 (a)	3,601,813
2,425M	Limited Brands, Inc., 8.5%, 6/15/2019	2,921,397
	Netflix, Inc.:
2,025M	5.5%, 2/15/2022 (a)	2,080,688
1,000M	5.875%, 2/15/2025 (a)	1,031,250
2,250M	Party City Holdings, Inc., 8.875%, 8/1/2020	2,435,625
		14,568,835
	Services—6.0%
	ADT Corp.:
4,050M	3.5%, 7/15/2022	3,695,625
650M	4.125%, 6/15/2023	609,375
	Aecom Technology Corp.:
1,025M	5.75%, 10/15/2022 (a)	1,063,437
1,650M	5.875%, 10/15/2024 (a)	1,736,625
1,525M	Ashtead Capital, Inc., 6.5%, 7/15/2022 (a)	1,631,750
2,425M	CoreLogic, Inc., 7.25%, 6/1/2021	2,594,750
	Covanta Holding Corp.:
1,200M	7.25%, 12/1/2020	1,281,000
2,225M	6.375%, 10/1/2022	2,391,875
	Geo Group, Inc.:
1,450M	5.875%, 1/15/2022	1,537,000
675M	5.125%, 4/1/2023	691,875
1,450M	5.875%, 10/15/2024	1,515,250
600M	IHS, Inc., 5%, 11/1/2022 (a)	605,640
	Iron Mountain, Inc.:
1,525M	7.75%, 10/1/2019	1,629,844
4,625M	5.75%, 8/15/2024	4,700,156

58

Principal
Amount	Security	Value
	Services (continued)
$4,650M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (a)	$ 4,975,500
3,650M	LKQ Corp., 4.75%, 5/15/2023	3,595,250
1,725M	Monitronics International, Inc., 9.125%, 4/1/2020	1,696,969
1,975M	PHH Corp., 7.375%, 9/1/2019	2,058,938
2,300M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023 (a)	2,360,375
1,900M	Safway Group Holding, LLC, 7%, 5/15/2018 (a)	1,890,500
		42,261,734
	Telecommunications—5.0%
	CenturyLink, Inc.:
400M	5.625%, 4/1/2020	421,500
4,475M	5.8%, 3/15/2022	4,681,969
1,250M	6.75%, 12/1/2023	1,381,250
	Citizens Communications Co.:
4,175M	7.125%, 3/15/2019	4,561,187
1,400M	9%, 8/15/2031	1,505,000
1,800M	Frontier Communications Corp., 8.5%, 4/15/2020	2,029,500
2,500M	GCI, Inc., 8.625%, 11/15/2019	2,625,000
1,550M	Inmarsat Finance, PLC, 4.875%, 5/15/2022 (a)	1,553,875
1,900M	Intelsat Jackson Holdings SA, 7.25%, 4/1/2019	1,976,475
	Sprint Capital Corp.:
1,300M	6.9%, 5/1/2019	1,350,375
2,125M	6.875%, 11/15/2028	1,960,313
	Wind Acquisition Finance SA:
2,000M	4.75%, 7/15/2020 (a)	2,010,000
4,975M	7.375%, 4/23/2021 (a)	5,174,000
	Windstream Corp.:
1,500M	7.875%, 11/1/2017	1,631,250
2,050M	7.75%, 10/15/2020	2,108,938
		34,970,632
	Transportation—1.3%
	Aircastle, Ltd.:
550M	4.625%, 12/15/2018	573,375
2,637M	6.25%, 12/1/2019	2,905,658
1,050M	American Airlines Group, Inc., 5.5%, 10/1/2019 (a)	1,081,500
	Fly Leasing, Ltd.:
2,150M	6.75%, 12/15/2020	2,201,062
1,900M	6.375%, 10/15/2021	1,885,750
225M	Mobile Mini, Inc., 7.875%, 12/1/2020	238,500
		8,885,845

59

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2015

Principal
Amount	Security	Value
	Utilities—2.6%
	AES Corp.:
$ 525M	8%, 6/1/2020	$ 602,437
2,525M	7.375%, 7/1/2021	2,815,375
1,375M	5.5%, 3/15/2024	1,378,437
1,275M	ContourGlobal Power Holdings SA, 7.125%, 6/1/2019 (a)	1,306,875
2,100M	Dynergy Finance I/II, Inc., 7.375%, 11/1/2022 (a)	2,215,500
794M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	911,296
3,075M	InterGen NV, 7%, 6/30/2023 (a)	2,990,437
1,425M	NRG Energy, Inc., 6.25%, 5/1/2024	1,442,813
2,889M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	3,127,100
1,250M	Terraform Power Operating, LLC, 5.875%, 2/1/2023 (a)	1,300,000
		18,090,270
	Waste Management—.3%
2,050M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020	2,152,500
	Wireless Communications—3.3%
1,588M	Level 3 Financing, Inc., 6.125%, 1/15/2021	1,673,355
3,200M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020	3,356,000
	Sprint Nextel Corp.:
925M	9.125%, 3/1/2017	1,012,875
1,250M	8.375%, 8/15/2017	1,360,938
4,350M	7%, 8/15/2020	4,439,719
2,200M	6%, 11/15/2022	2,098,250
	T-Mobile USA, Inc.:
4,100M	6.25%, 4/1/2021	4,279,375
2,725M	6.625%, 4/1/2023	2,864,656
1,850M	UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (a)(b)(c)	1,850,000
		22,935,168
Total Value of Corporate Bonds (cost $626,387,301)		630,106,683
	LOAN PARTICIPATIONS†—6.1%
	Automotive—.2%
1,514M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021	1,513,563
	Chemicals—.4%
2,653M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020	2,639,141

60

Principal
Amount	Security	Value
	Energy—.8%
$3,500M	EP Energy, LLC, 2.75%, 5/24/2018 (b)	$ 3,360,000
2,225M	Jonah Energy, LLC, 7.5%, 5/12/2021	1,991,375
		5,351,375
	Food/Drug—1.2%
2,111M	Albertson’s, Inc., 5.375%, 3/21/2019	2,129,343
3,215M	Rite Aid Corp., 4.875%, 6/21/2021	3,228,564
2,829M	Supervalu, Inc., 4.5%, 3/21/2019	2,842,449
		8,200,356
	Gaming/Leisure—.2%
1,543M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	1,537,705
	Health Care—.2%
1,725M	Community Health Systems, Inc., 4.25%, 1/27/2021 (b)	1,734,882
	Industrials—.5%
3,500M	TransDigm, Inc., 3.75%, 2/28/2020 (b)	3,496,563
	Information Technology—.6%
1,440M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020	1,441,479
2,979M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021	2,988,753
		4,430,232
	Manufacturing—.5%
3,630M	Gardner Denver, Inc., 4.25%, 7/30/2020	3,452,094
	Media-Diversified—.7%
4,611M	Tribune Co., 4%, 12/27/2020	4,622,814
	Metals/Mining—.1%
1,280M	Oxbow Carbon, LLC, 8%, 1/17/2020	1,064,534
	Retail-General Merchandise—.5%
3,500M	Burger King Corp., 4.5%, 12/10/2021 (b)	3,536,750
	Services—.2%
804M	Allied Security Holdings, LLC, 4.25%, 2/12/2021	804,430
602M	Brickman Group, Ltd., LLC, 4%, 12/18/2020	599,374
		1,403,804
Total Value of Loan Participations (cost $43,386,107)		42,983,813

61

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2015

Principal
Amount	Security	Value
	PASS-THROUGH CERTIFICATES—.7%
	Transportation
$4,525M	American Airlines 13-2 B PTT, 5.6%, 7/15/2020
	(cost $4,601,163) (a)	$ 4,728,137
Total Value of Investments (cost $674,374,571)	96.9%	677,818,633
Other Assets, Less Liabilities	3.1	21,374,804
Net Assets	100.0%	$699,193,437

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

(c)	Securities valued at fair value (see Note 1A)

†	Interest rates are determined and reset periodically. The interest rates above are the rates in efffect at March 31, 2015

Summary of Abbreviations:
	PTT	Pass Through Trust

62

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$630,106,683	$—	$630,106,683
Loan Participations	—	42,983,813	—	42,983,813
Pass-Through Certificates	—	4,728,137	—	4,728,137
Total Investments in Securities*	$—	$677,818,633	$—	$677,818,633

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass through certificates.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	63

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.18%
Actual		$1,000.00	$1,042.22	$6.01
Hypothetical**		$1,000.00	$1,019.05	$5.94
Class B Shares	1.96%
Actual		$1,000.00	$1,038.57	$9.96
Hypothetical**		$1,000.00	$1,015.16	$9.85
Advisor Class Shares	0.81%
Actual		$1,000.00	$1,044.73	$4.13
Hypothetical**		$1,000.00	$1,020.89	$4.08
Institutional Class Shares	0.76%
Actual		$1,000.00	$1,044.79	$3.87
Hypothetical**		$1,000.00	$1,021.14	$3.83

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

64

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2015

Shares		Security	Value
		COMMON STOCKS—58.7%
		Consumer Discretionary—9.7%
71,730		BorgWarner, Inc.	$ 4,338,230
117,075		CBS Corporation – Class “B”	7,098,257
84,100		Delphi Automotive, PLC	6,706,134
68,260		Foot Locker, Inc.	4,300,380
164,650		Ford Motor Company	2,657,451
37,120		GNC Holdings, Inc. – Class “A”	1,821,478
27,460		Harman International Industries, Inc.	3,669,480
48,830		Home Depot, Inc.	5,547,576
111,912	*	Jarden Corporation	5,920,145
90,500		Johnson Controls, Inc.	4,564,820
53,245		L Brands, Inc.	5,020,471
53,300		Lear Corporation	5,906,706
41,200		Magna International, Inc.	2,210,792
89,060		Newell Rubbermaid, Inc.	3,479,574
50,100		Penske Automotive Group, Inc.	2,579,649
89,600		Stein Mart, Inc.	1,115,520
29,880	*	TRW Automotive Holdings Corporation	3,132,918
61,510		Tupperware Brands Corporation	4,245,420
43,800		Walt Disney Company	4,594,182
20,975		Whirlpool Corporation	4,238,209
14,990		Wyndham Worldwide Corporation	1,356,145
			84,503,537
		Consumer Staples—5.0%
124,950		Altria Group, Inc.	6,249,999
69,995		Avon Products, Inc.	559,260
97,890		Coca-Cola Company	3,969,440
74,260		CVS Health Corporation	7,664,375
103,900		Nu Skin Enterprises, Inc. – Class “A”	6,255,819
45,360		PepsiCo, Inc.	4,337,323
75,410		Philip Morris International, Inc.	5,680,635
28,400		Procter & Gamble Company	2,327,096
61,700		Tyson Foods, Inc. – Class “A”	2,363,110
43,870		Wal-Mart Stores, Inc.	3,608,308
			43,015,365
		Energy—4.3%
37,375		Anadarko Petroleum Corporation	3,095,024
9,400		Chevron Corporation	986,812
61,800		ConocoPhillips	3,847,668

65

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2015

Shares		Security	Value
		Energy (continued)
67,075		Devon Energy Corporation	$ 4,045,293
32,255		Ensco, PLC – Class “A”	679,613
54,302		ExxonMobil Corporation	4,615,670
26,500		Hess Corporation	1,798,555
1,997		Hugoton Royalty Trust	11,662
80,101		Marathon Oil Corporation	2,091,437
51,825		Marathon Petroleum Corporation	5,306,362
43,475		National Oilwell Varco, Inc.	2,173,315
25,230		Noble Corporation, PLC	360,284
26,150		Occidental Petroleum Corporation	1,908,950
31,250		Phillips 66	2,456,250
12,200		Schlumberger, Ltd.	1,017,968
94,860		Suncor Energy, Inc.	2,774,655
			37,169,518
		Financials—6.3%
69,170		American Express Company	5,403,560
39,525		Ameriprise Financial, Inc.	5,171,451
146,325		Brixmor Property Group, Inc. (REIT)	3,884,929
29,800		Citizens Financial Group, Inc.	719,074
54,810		Discover Financial Services	3,088,544
25,300		Financial Select Sector SPDR Fund (ETF)	609,983
50,025	*	Health Insurance Innovations, Inc. – Class “A”	390,695
15,600		iShares Core S&P Mid-Cap ETF (ETF)	2,370,888
33,000		iShares Russell 2000 ETF (ETF)	4,103,550
104,880		JPMorgan Chase & Company	6,353,630
15,730		Morgan Stanley	561,404
39,625		PNC Financial Services Group, Inc.	3,694,635
25,300		SPDR S&P 500 ETF Trust (ETF)	5,222,679
25,300		SPDR S&P Regional Banking (ETF)	1,032,999
108,967		Sunstone Hotel Investors, Inc. (REIT)	1,816,480
95,045		U.S. Bancorp	4,150,615
107,830		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,486,560
62,620		Wells Fargo & Company	3,406,528
			54,468,204
		Health Care—10.7%
109,560		Abbott Laboratories	5,075,915
91,000		AbbVie, Inc.	5,327,140
31,676	*	Actavis, PLC	9,427,411
47,930		Baxter International, Inc.	3,283,205

66

Shares		Security	Value
		Health Care (continued)
54,132	*	Express Scripts Holding Company	$ 4,697,034
143,880	*	Gilead Sciences, Inc.	14,118,944
74,400		Johnson & Johnson	7,484,640
2,791	*	Mallinckrodt, PLC	353,480
19,550		McKesson Corporation	4,422,210
45,900		Medtronic, PLC	3,579,741
88,245		Merck & Company, Inc.	5,072,323
89,225	*	Mylan NV	5,295,504
50,650		Omnicare, Inc.	3,903,089
228,029		Pfizer, Inc.	7,933,129
56,675		Phibro Animal Health Corporation – Class “A”	2,006,862
70,095		Thermo Fisher Scientific, Inc.	9,416,562
28,115		Zoetis, Inc.	1,301,443
			92,698,632
		Industrials—7.1%
38,585		3M Company	6,364,596
34,370		ADT Corporation	1,427,042
73,960		Altra Industrial Motion Corporation	2,044,254
20,785		Caterpillar, Inc.	1,663,424
70,500	*	Generac Holdings, Inc.	3,432,645
107,150		General Electric Company	2,658,392
70,425		Greenbrier Companies, Inc.	4,084,650
56,900		Honeywell International, Inc.	5,935,239
64,460		ITT Corporation	2,572,599
5,520		Lockheed Martin Corporation	1,120,339
24,900		Nielsen NV	1,109,793
45,700		PACCAR, Inc.	2,885,498
51,000		Ryder System, Inc.	4,839,390
24,730		Snap-On, Inc.	3,636,794
33,110	*	TAL International Group, Inc.	1,348,570
28,555		Textainer Group Holdings, Ltd.	856,364
99,550		Textron, Inc.	4,413,052
75,875		Tyco International, Ltd.	3,267,178
26,660	*	United Rentals, Inc.	2,430,326
45,530		United Technologies Corporation	5,336,116
			61,426,261

67

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2015

Shares		Security	Value
		Information Technology—11.8%
85,705		Apple, Inc.	$ 10,664,273
89,175	*	ARRIS Group, Inc.	2,576,712
57,525		Avago Technologies, Ltd.	7,304,525
34,100	*	Blackhawk Network Holdings, Inc.	1,219,757
67,975		CDW Corporation	2,531,389
240,300		Cisco Systems, Inc.	6,614,257
26,600	*	eBay, Inc.	1,534,288
231,600		EMC Corporation	5,919,696
128,905		Hewlett-Packard Company	4,016,680
161,175		Intel Corporation	5,039,942
43,300		International Business Machines Corporation	6,949,650
138,885		Juniper Networks, Inc.	3,136,023
176,450		Mentor Graphics Corporation	4,240,094
97,180		Methode Electronics, Inc.	4,571,347
172,185		Microsoft Corporation	7,000,181
44,040	*	NXP Semiconductors NV	4,419,854
95,690		Oracle Corporation	4,129,024
59,160	*	PTC, Inc.	2,139,817
39,600	*	Qorvo, Inc.	3,156,120
67,420		QUALCOMM, Inc.	4,674,903
125,050		Symantec Corporation	2,921,793
35,200	*	Synaptics, Inc.	2,861,936
48,610		TE Connectivity, Ltd.	3,481,448
20,400	*	Yahoo!, Inc.	906,474
			102,010,183
		Materials—2.1%
66,210		Cytec Industries, Inc.	3,577,988
34,500		H.B. Fuller Company	1,479,015
74,500		International Paper Company	4,134,005
96,300		MeadWestvaco Corporation	4,802,481
10,730		Praxair, Inc.	1,295,540
36,810		RPM International, Inc.	1,766,512
86,085	*	Trinseo SA	1,704,483
			18,760,024
		Telecommunication Services—1.1%
130,500		AT&T, Inc.	4,260,825
116,225		Verizon Communications, Inc.	5,652,022
			9,912,847

68

Shares or
Principal
Amount		Security	Value
		Utilities—.6%
2,600		AGL Resources, Inc.	$ 129,090
101,610	*	Dynegy, Inc.	3,193,602
40,245		NiSource, Inc.	1,777,219
			5,099,911
Total Value of Common Stocks (cost $318,070,327)			509,064,482
		CORPORATE BONDS—23.8%
		Agriculture—.1%
$ 1,100M		Cargill, Inc., 6%, 11/27/2017 (a)	1,227,436
		Automotive—.4%
1,000M		Daimler Finance NA, LLC, 2.95%, 1/11/2017 (a)	1,033,126
2,100M		Johnson Controls, Inc., 5%, 3/30/2020	2,348,747
			3,381,873
		Chemicals—1.1%
2,000M		Agrium, Inc., 3.375%, 3/15/2025	2,004,266
2,000M		CF Industries, Inc., 3.45%, 6/1/2023	2,022,058
2,000M		Dow Chemical Co., 4.25%, 11/15/2020	2,199,450
1,000M		Lubrizol Corp., 8.875%, 2/1/2019	1,249,065
2,100M		LyondellBasell Industries NV, 6%, 11/15/2021	2,471,984
			9,946,823
		Consumer Durables—.2%
1,500M		Newell Rubbermaid, Inc., 4.7%, 8/15/2020	1,641,968
		Energy—1.9%
1,600M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	1,717,899
2,000M		Continental Resources, Inc., 5%, 9/15/2022	1,975,000
1,000M		DCP Midstream Operating, LP, 2.5%, 12/1/2017	945,480
2,000M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021	2,104,040
1,100M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	1,083,262
1,600M		Nabors Industries, Inc., 6.15%, 2/15/2018	1,709,850
1,000M		ONEOK Partners, LP, 3.375%, 10/1/2022	950,300
1,500M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018	1,667,261
1,000M		Suncor Energy, Inc., 6.1%, 6/1/2018	1,127,294
1,600M		Valero Energy Corp., 9.375%, 3/15/2019	2,005,830
1,500M		Weatherford International, LLC, 6.35%, 6/15/2017	1,589,010
			16,875,226

69

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2015

Principal
Amount	Security	Value
	Financial Services—4.0%
$ 1,500M	Aflac, Inc., 8.5%, 5/15/2019	$ 1,895,733
	American Express Co.:
500M	6.15%, 8/28/2017	556,175
1,100M	7%, 3/19/2018	1,271,715
1,000M	4.05%, 12/3/2042	1,022,925
2,000M	American International Group, Inc., 6.4%, 12/15/2020	2,425,596
1,500M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	1,727,260
2,500M	Assured Guaranty US Holding, Inc., 5%, 7/1/2024	2,678,505
1,000M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	1,072,263
2,100M	BlackRock, Inc., 5%, 12/10/2019	2,392,358
1,000M	CoBank ACB, 7.875%, 4/16/2018 (a)	1,169,498
	ERAC USA Finance, LLC:
1,000M	6.375%, 10/15/2017 (a)	1,121,176
1,000M	4.5%, 8/16/2021 (a)	1,100,213
1,000M	3.3%, 10/15/2022 (a)	1,018,431
2,000M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	2,501,566
	General Electric Capital Corp.:
1,000M	5.625%, 9/15/2017	1,106,177
2,000M	4.65%, 10/17/2021	2,266,782
1,500M	6.75%, 3/15/2032	2,080,536
2,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	2,212,602
1,000M	Protective Life Corp., 7.375%, 10/15/2019	1,205,510
2,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	2,423,980
1,000M	Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016 (a)	1,076,427
		34,325,428
	Financials—5.1%
	Bank of America Corp.:
3,600M	5.65%, 5/1/2018	3,996,205
1,000M	5%, 5/13/2021	1,130,282
1,000M	5.875%, 2/7/2042	1,276,914
	Barclays Bank, PLC:
1,100M	6.75%, 5/22/2019	1,305,187
1,000M	5.125%, 1/8/2020	1,137,809
2,000M	Capital One Financial Corp., 3.2%, 2/5/2025	1,987,552
3,600M	Citigroup, Inc., 6.125%, 11/21/2017	4,002,368
2,500M	Deutsche Bank AG London, 3.7%, 5/30/2024	2,565,562
2,000M	Fifth Third Bancorp, 3.5%, 3/15/2022	2,097,142
	Goldman Sachs Group, Inc.:
2,700M	5.375%, 3/15/2020	3,065,858
1,000M	3.625%, 1/22/2023	1,036,127
1,000M	6.125%, 2/15/2033	1,279,226

70

Principal
Amount	Security	Value
	Financials (continued)
	JPMorgan Chase & Co.:
$ 3,100M	6%, 1/15/2018	$ 3,468,807
1,000M	4.5%, 1/24/2022	1,106,973
	Morgan Stanley:
2,550M	6.625%, 4/1/2018	2,902,242
2,000M	5.5%, 7/28/2021	2,323,278
1,600M	SunTrust Banks, Inc., 6%, 9/11/2017	1,770,437
2,000M	U.S. Bancorp., 3.6%, 9/11/2024	2,089,004
1,000M	UBS AG, 4.875%, 8/4/2020	1,133,935
	Wells Fargo & Co.:
1,600M	4.6%, 4/1/2021	1,798,339
2,500M	3.45%, 2/13/2023	2,560,643
		44,033,890
	Food/Beverage/Tobacco—1.4%
1,000M	Altria Group, Inc., 5.375%, 1/31/2044	1,174,107
1,100M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044	1,222,299
1,000M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019	1,214,132
1,750M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	2,160,347
1,500M	Diageo Capital, PLC, 5.75%, 10/23/2017	1,667,735
1,000M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	1,153,980
1,000M	Ingredion, Inc., 4.625%, 11/1/2020	1,099,429
1,000M	Philip Morris International, Inc., 5.65%, 5/16/2018	1,130,600
1,500M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	1,580,301
		12,402,930
	Forest Products/Container—.2%
1,500M	Rock-Tenn Co., 4.9%, 3/1/2022	1,655,384
	Health Care—1.2%
2,100M	Biogen, Inc., 6.875%, 3/1/2018	2,418,515
1,600M	Express Scripts Holding Co., 4.75%, 11/15/2021	1,802,754
1,000M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	1,045,589
1,000M	Mylan, Inc., 3.125%, 1/15/2023 (a)	989,122
1,000M	Novartis Capital Corp., 4.4%, 5/6/2044	1,156,688
1,100M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019	1,242,513
1,000M	Quest Diagnostics, Inc., 6.4%, 7/1/2017	1,124,871
443M	Roche Holdings, Inc., 6%, 3/1/2019 (a)	513,386
		10,293,438

71

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2015

Principal
Amount	Security	Value
	Healthcare—.3%
$ 1,000M	Laboratory Corp. of America Holdings, 3.2%, 2/1/2022	$ 1,013,903
1,500M	Quest Diagnostics, Inc., 3.5%, 3/30/2025	1,503,183
		2,517,086
	Information Technology—.5%
2,500M	Apple, Inc., 2.5%, 2/9/2025	2,449,727
1,500M	Harris Corp., 4.4%, 12/15/2020	1,622,099
		4,071,826
	Manufacturing—.5%
1,000M	CRH America, Inc., 8.125%, 7/15/2018	1,191,820
1,100M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	1,279,193
2,000M	Tyco Electronics Group SA, 6.55%, 10/1/2017	2,243,560
		4,714,573
	Media-Broadcasting—1.1%
1,000M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	1,247,961
1,850M	CBS Corp., 3.375%, 3/1/2022	1,884,937
	Comcast Corp.:
1,600M	5.15%, 3/1/2020	1,840,947
2,000M	4.25%, 1/15/2033	2,152,196
2,000M	DirecTV Holdings, LLC, 3.8%, 3/15/2022	2,076,130
		9,202,171
	Media-Diversified—.1%
1,000M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017	1,100,403
	Metals/Mining—1.1%
1,500M	Alcoa, Inc., 6.15%, 8/15/2020	1,694,421
1,600M	ArcelorMittal, 6.125%, 6/1/2018	1,723,200
1,000M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	1,081,985
1,500M	Newmont Mining Corp., 5.125%, 10/1/2019	1,646,745
1,500M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	1,584,357
1,600M	Vale Overseas, Ltd., 5.625%, 9/15/2019	1,707,312
		9,438,020

72

Principal
Amount	Security	Value
	Real Estate Investment Trusts—1.3%
$ 1,500M	Boston Properties, LP, 5.875%, 10/15/2019	$ 1,742,730
1,500M	Digital Realty Trust, LP, 5.25%, 3/15/2021	1,671,588
2,000M	HCP, Inc., 5.375%, 2/1/2021	2,254,334
2,000M	ProLogis, LP, 3.35%, 2/1/2021	2,078,736
2,000M	Simon Property Group, LP, 3.375%, 10/1/2024	2,054,582
1,600M	Ventas Realty, LP, 4.75%, 6/1/2021	1,768,651
		11,570,621
	Retail-General Merchandise—.5%
1,000M	Amazon.com, Inc., 4.8%, 12/5/2034	1,100,189
1,500M	GAP, Inc., 5.95%, 4/12/2021	1,723,244
1,000M	Home Depot, Inc., 5.875%, 12/16/2036	1,327,195
		4,150,628
	Telecommunications—.3%
2,100M	Verizon Communications, Inc., 5.15%, 9/15/2023	2,409,292
	Transportation—.8%
2,000M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	2,342,132
1,000M	Con-way, Inc., 7.25%, 1/15/2018	1,130,896
	GATX Corp.:
1,000M	4.75%, 6/15/2022	1,107,747
1,000M	5.2%, 3/15/2044	1,125,869
1,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	1,083,518
		6,790,162
	Utilities—1.7%
2,000M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	2,190,380
1,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	1,119,421
1,000M	Electricite de France SA, 6.5%, 1/26/2019 (a)	1,170,561
1,000M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	1,053,170
1,500M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	1,683,528
2,000M	Ohio Power Co., 5.375%, 10/1/2021	2,363,328
2,000M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	2,128,678
1,100M	Sempra Energy, 9.8%, 2/15/2019	1,417,172
1,000M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	1,253,922
		14,380,160
Total Value of Corporate Bonds (cost $197,150,922)		206,129,338

73

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2015

Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS—5.0%
$ 3,500M	U.S. Treasury Bonds, 3.125%, 8/15/2044	$ 3,921,914
	U.S. Treasury Notes:
14,000M	0.080%, 1/31/2016 †	13,999,258
4,000M	0.119%, 1/31/2017 †	4,000,856
6,250M	1.375%, 12/31/2018	6,304,688
3,000M	2%, 2/15/2023	3,048,984
12,000M	0.625%, 1/15/2024 (TIPS)	12,533,891
Total Value of U.S. Government Obligations (cost $43,414,744)		43,809,591
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—3.4%
	Fannie Mae—2.5%
492M	2.5%, 2/1/2030	505,690
4,773M	3%, 3/1/2027 – 2/1/2045	4,942,437
4,770M	3.5%, 11/1/2028 – 3/1/2045	4,718,069
3,480M	4%, 12/1/2040 – 10/1/2041	3,745,113
1,724M	4.5%, 9/1/2040	1,914,114
1,939M	5%, 4/1/2040 – 11/1/2040	2,187,673
1,369M	5.5%, 5/1/2033 – 10/1/2039	1,554,079
410M	6%, 5/1/2036 – 8/1/2037	470,501
490M	6.5%, 11/1/2033 – 6/1/2036	564,555
642M	7%, 3/1/2032 – 8/1/2032	715,528
		21,317,759
	Freddie Mac—.9%
2,209M	3.5%, 9/1/2032 – 7/1/2044	2,336,052
1,746M	4%, 11/1/2040 – 7/1/2044	1,878,472
1,564M	4.5%, 10/1/2040 – 5/1/2044	1,729,116
1,737M	5.5%, 5/1/2038 – 10/1/2039	1,987,211
88M	6%, 9/1/2032	99,433
		8,030,284
Total Value of Residential Mortgage-Backed Securities (cost $28,421,614)		29,348,043
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.6%
	Fannie Mae:
6,000M	1.75%, 11/26/2019	6,092,400
2,250M	2.36%, 12/14/2022	2,240,777

74

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
	Federal Home Loan Bank:
$ 1,000M	1%, 3/30/2020	$ 1,001,133
1,000M	1.25%, 7/30/2019	1,003,892
	Freddie Mac:
1,000M	5.125%, 10/18/2016	1,072,208
1,000M	1.25%, 5/12/2017	1,012,245
1,500M	5.125%, 11/17/2017	1,667,304
Total Value of U.S. Government Agency Obligations (cost $13,876,721)		14,089,959
	MUNICIPAL BONDS—.2%
1,750M	Yale University, Connecticut, 2.086%, 4/15/2019 (cost $1,750,000)	1,789,174
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—6.7%
	Federal Home Loan Bank:
5,000M	0.045%, 4/6/2015	4,999,980
18,500M	0.045%, 4/8/2015	18,499,908
7,000M	0.05%, 4/10/2015	6,999,951
5,000M	0.04%, 4/16/2015	4,999,945
4,000M	0.04%, 4/20/2015	3,999,944
8,500M	0.075%, 5/1/2015	8,499,771
3,000M	0.055%, 5/5/2015	2,999,910
7,000M	0.06%, 5/29/2015	6,999,636
Total Value of Short-Term U.S. Government
Agency Obligations (cost $57,998,188)		57,999,045
Total Value of Investments (cost $660,682,516)	99.4%	862,229,632
Other Assets, Less Liabilities	.6	4,849,952
Net Assets	100.0%	$867,079,584

*	Non-income producing
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
†	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect of March 31, 2015.

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

75

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2015

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$509,064,482	$—	$—	$509,064,482
Corporate Bonds	—	206,129,338	—	206,129,338
U.S. Government Obligations	—	43,809,591	—	43,809,591
Residential Mortgage-Backed
Securities	—	29,348,043	—	29,348,043
U.S. Government Agency
Obligations	—	14,089,959	—	14,089,959
Municipal Bonds	—	1,789,174	—	1,789,174
Short-Term U.S. Government
Agency Obligations	—	57,999,045	—	57,999,045
Total Investments in Securities*	$509,064,482	$353,165,150	$—	$862,229,632

*	The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

76	See notes to financial statements

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.21%
Actual		$1,000.00	$1,040.49	$ 6.16
Hypothetical**		$1,000.00	$1,018.90	$ 6.09
Class B Shares	2.05%
Actual		$1,000.00	$1,035.92	$10.41
Hypothetical**		$1,000.00	$1,014.71	$10.30
Advisor Class Shares	0.84%
Actual		$1,000.00	$1,043.03	$ 4.28
Hypothetical**		$1,000.00	$1,020.74	$ 4.23
Institutional Class Shares	0.81%
Actual		$1,000.00	$1,041.98	$ 4.12
Hypothetical**		$1,000.00	$1,020.89	$ 4.08

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

77

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2015

Shares		Security	Value
		COMMON STOCKS—93.5%
		Consumer Discretionary—11.9%
30,000		BorgWarner, Inc.	$ 1,814,400
45,568		CBS Corporation – Class “B”	2,762,788
127,700		Comcast Corporation – Special Shares “A”	7,159,500
34,300		CST Brands, Inc.	1,503,369
50,000		Delphi Automotive, PLC	3,987,000
200,000		Ford Motor Company	3,228,000
180,000		Hanesbrands, Inc.	6,031,800
20,800		Harman International Industries, Inc.	2,779,504
42,200		Home Depot, Inc.	4,794,342
50,000		Johnson Controls, Inc.	2,522,000
45,000		Lear Corporation	4,986,900
36,100		McDonald’s Corporation	3,517,584
82,400		Newell Rubbermaid, Inc.	3,219,368
239,400		Regal Entertainment Group – Class “A”	5,467,896
67,133		Time Warner, Inc.	5,668,711
53,500		Tupperware Brands Corporation	3,692,570
26,900		Walt Disney Company	2,821,541
18,000		Whirlpool Corporation	3,637,080
			69,594,353
		Consumer Staples—9.0%
185,000		Altria Group, Inc.	9,253,700
64,200		Coca-Cola Company	2,603,310
76,700		CVS Health Corporation	7,916,207
20,000		Dr. Pepper Snapple Group, Inc.	1,569,600
23,300		Kimberly-Clark Corporation	2,495,663
43,066		Kraft Foods Group, Inc.	3,751,695
65,000		Nu Skin Enterprises, Inc. – Class “A”	3,913,650
63,500		PepsiCo, Inc.	6,071,870
79,500		Philip Morris International, Inc.	5,988,735
72,900		Procter & Gamble Company	5,973,426
34,400		Wal-Mart Stores, Inc.	2,829,400
			52,367,256
		Energy—7.7%
79,400		Chevron Corporation	8,335,412
4,200	*	Columbia Pipeline Partners, LP	116,298
101,500		ConocoPhillips	6,319,390
48,000		Devon Energy Corporation	2,894,880
85,800		Enable Midstream Partners, LP	1,407,120

78

Shares	Security	Value
	Energy (continued)
49,900	ExxonMobil Corporation	$ 4,241,500
49,600	Halliburton Company	2,176,448
79,600	Marathon Oil Corporation	2,078,356
32,700	Marathon Petroleum Corporation	3,348,153
64,500	Occidental Petroleum Corporation	4,708,500
65,500	Royal Dutch Shell, PLC – Class “A” (ADR)	3,907,075
86,300	Suncor Energy, Inc.	2,524,275
60,000	Williams Companies, Inc.	3,035,400
		45,092,807
	Financials—19.0%
52,600	ACE, Ltd.	5,864,374
136,800	AllianceBernstein Holding, LP	4,223,016
35,000	American Express Company	2,734,200
16,300	Ameriprise Financial, Inc.	2,132,692
115,000	Bank of New York Mellon Corporation	4,627,600
151,900	Berkshire Hills Bancorp, Inc.	4,207,630
196,400	Brixmor Property Group, Inc. (REIT)	5,214,420
33,556	Chubb Corporation	3,392,512
65,000	Discover Financial Services	3,662,750
275,000	Financial Select Sector SPDR Fund (ETF)	6,630,250
54,600	Invesco, Ltd.	2,167,074
95,000	iShares S&P U.S. Preferred Stock Index Fund (ETF)	3,810,450
35,000	iShares U.S. Real Estate ETF (ETF)	2,776,200
127,800	JPMorgan Chase & Company	7,742,124
155,000	MetLife, Inc.	7,835,250
88,700	Oritani Financial Corporation	1,290,585
128,889	Outfront Media, Inc.	3,856,359
52,900	PNC Financial Services Group, Inc.	4,932,396
36,700	Select Income REIT (REIT)	917,133
4,500	SPDR S&P 500 ETF Trust (ETF)	928,935
60,000	SPDR S&P Regional Banking (ETF)	2,449,800
249,300	Sterling Bancorp	3,343,113
27,800	Travelers Companies, Inc.	3,006,014
103,300	U.S. Bancorp	4,511,111
148,900	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	3,433,634
183,500	Wells Fargo & Company	9,982,400
304,900	WP GLIMCHER, Inc.	5,070,487
		110,742,509

79

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2015

Shares		Security	Value
		Health Care—13.3%
43,600		Abbott Laboratories	$ 2,019,988
101,100		AbbVie, Inc.	5,918,394
11,740	*	Actavis, PLC	3,494,059
70,100		Baxter International, Inc.	4,801,850
20,000	*	Gilead Sciences, Inc.	1,962,600
52,400		GlaxoSmithKline, PLC (ADR)	2,418,260
96,400		Johnson & Johnson	9,697,840
22,000		McKesson Corporation	4,976,400
50,094		Medtronic, PLC	3,906,831
185,211		Merck & Company, Inc.	10,645,928
65,000		Omnicare, Inc.	5,008,900
15,900		Perrigo Company, PLC	2,632,245
404,224		Pfizer, Inc.	14,062,953
3,400		Phibro Animal Health Corporation – Class “A”	120,394
25,500		Thermo Fisher Scientific, Inc.	3,425,670
51,952		Zoetis, Inc.	2,404,858
			77,497,170
		Industrials—11.3%
28,600		3M Company	4,717,570
52,000		A.O. Smith Corporation	3,414,320
64,637		ADT Corporation	2,683,728
48,000		Altra Industrial Motion Corporation	1,326,720
40,000		Eaton Corporation, PLC	2,717,600
15,000		G&K Services, Inc. – Class “A”	1,087,950
30,000	*	Generac Holdings, Inc.	1,460,700
17,800		General Dynamics Corporation	2,415,994
446,400		General Electric Company	11,075,184
50,800		Greenbrier Companies, Inc.	2,946,400
61,900		Honeywell International, Inc.	6,456,789
40,000		Industrial Select Sector SPDR Fund (ETF)	2,230,800
91,450		ITT Corporation	3,649,769
19,000		Lockheed Martin Corporation	3,856,240
40,000		Nielsen NV	1,782,800
20,000		Snap-On, Inc.	2,941,200
64,075		Tyco International, PLC	2,759,070
31,700		United Parcel Service, Inc. – Class “B”	3,072,998
47,500		United Technologies Corporation	5,567,000
			66,162,832

80

Shares	Security	Value
	Information Technology—9.8%
69,900	Apple, Inc.	$ 8,697,657
21,600	Automatic Data Processing, Inc.	1,849,824
20,000	Avago Technologies, Ltd.	2,539,600
292,100	Cisco Systems, Inc.	8,040,052
90,000	EMC Corporation	2,300,400
264,700	Intel Corporation	8,277,169
71,700	Intersil Corporation – Class “A”	1,026,744
60,000	Juniper Networks, Inc.	1,354,800
144,100	Mentor Graphics Corporation	3,462,723
66,800	Methode Electronics, Inc.	3,142,272
40,000	Microchip Technology, Inc.	1,956,000
220,000	Microsoft Corporation	8,944,100
42,800	QUALCOMM, Inc.	2,967,752
39,200	TE Connectivity, Ltd.	2,807,504
		57,366,597
	Materials—3.7%
26,600	Cytec Industries, Inc.	1,437,464
96,900	Dow Chemical Company	4,649,262
67,600	DuPont (E.I.) de Nemours & Company	4,831,372
95,900	International Paper Company	5,321,491
31,700	LyondellBasell Industries NV – Class “A”	2,783,260
55,000	MeadWestvaco Corporation	2,742,850
		21,765,699
	Telecommunication Services—3.1%
210,730	AT&T, Inc.	6,880,334
226,800	Verizon Communications, Inc.	11,029,284
		17,909,618
	Utilities—4.7%
64,500	American Electric Power Company, Inc.	3,628,125
135,000	CenterPoint Energy, Inc.	2,755,350
40,000	Dominion Resources, Inc.	2,834,800
40,000	Duke Energy Corporation	3,071,200
30,100	NextEra Energy, Inc.	3,131,905
20,900	NiSource, Inc.	922,944
69,000	Portland General Electric Company	2,559,210

81

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2015

Shares or
Principal
Amount	Security	Value
	Utilities (continued)
155,000	PPL Corporation	$ 5,217,300
76,200	Vectren Corporation	3,363,468
		27,484,302
Total Value of Common Stocks (cost $390,676,733)		545,983,143
	PREFERRED STOCKS—1.5%
	Financials—1.2%
800	Citizens Financial Group, Inc., Series A, 5.5%, 2049 (a)	800,000
50,500	Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)	1,225,130
102,800	JPMorgan Chase & Co., Series Y, 6.125%, 2020	2,611,120
46,000	Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049 (REIT)	1,219,460
49,000	Urstadt Biddle Properties, Inc., Series G, 6.75%, 2049 (REIT)	1,285,760
		7,141,470
	Health Care—.3%
1,600	Actavis, PLC, Series A, 5.5%, 2018	1,619,200
Total Value of Preferred Stocks (cost $8,621,346)		8,760,670
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.3%
	Federal Home Loan Bank:
$ 2,000M	0.04%, 4/20/2015	1,999,972
23,000M	0.075%, 5/1/2015	22,999,379
Total Value of Short-Term U.S. Government Agency Obligations (cost $24,998,520)		24,999,351
Total Value of Investments (cost $424,296,599)	99.3%	579,743,164
Other Assets, Less Liabilities	.7	4,301,495
Net Assets	100.0%	$584,044,659

*	Non-income producing
(a)	Securities valued at fair value (see Note 1A)

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

82

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$545,983,143	$—	$—	$545,983,143
Preferred Stocks	7,960,670	800,000	—	8,760,670
Short-Term U.S. Government
Agency Obligations	—	24,999,351	—	24,999,351
Total Investments in Securities*	$553,943,813	$25,799,351	$—	$579,743,164

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	83

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.15%
Actual		$1,000.00	$1,055.41	$5.89
Hypothetical**		$1,000.00	$1,019.20	$5.79
Class B Shares	1.93%
Actual		$1,000.00	$1,051.28	$9.87
Hypothetical**		$1,000.00	$1,015.31	$9.70
Advisor Class Shares	0.75%
Actual		$1,000.00	$1,057.62	$3.85
Hypothetical**		$1,000.00	$1,021.19	$3.78
Institutional Class Shares	0.74%
Actual		$1,000.00	$1,057.09	$3.80
Hypothetical**		$1,000.00	$1,021.24	$3.73

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

84

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2015

Shares		Security	Value
		COMMON STOCKS—98.9%
		Consumer Discretionary—16.4%
260,000		BorgWarner, Inc.	$ 15,724,800
425,000		CBS Corporation – Class “B”	25,767,750
305,000		Delphi Automotive, PLC	24,320,700
250,000		Foot Locker, Inc.	15,750,000
600,000		Ford Motor Company	9,684,000
135,000		GNC Holdings, Inc. – Class “A”	6,624,450
100,000		Harman International Industries, Inc.	13,363,000
180,000		Home Depot, Inc.	20,449,800
405,600	*	Jarden Corporation	21,456,240
330,000		Johnson Controls, Inc.	16,645,200
200,000		L Brands, Inc.	18,858,000
195,000		Lear Corporation	21,609,900
148,400		Magna International, Inc.	7,963,144
325,000		Newell Rubbermaid, Inc.	12,697,750
176,300		Penske Automotive Group, Inc.	9,077,687
323,100		Stein Mart, Inc.	4,022,595
110,000	*	TRW Automotive Holdings Corporation	11,533,500
225,000		Tupperware Brands Corporation	15,529,500
160,000		Walt Disney Company	16,782,400
76,800		Whirlpool Corporation	15,518,208
55,000		Wyndham Worldwide Corporation	4,975,850
			308,354,474
		Consumer Staples—8.3%
450,000		Altria Group, Inc.	22,509,000
250,000		Avon Products, Inc.	1,997,500
360,000		Coca-Cola Company	14,598,000
270,000		CVS Health Corporation	27,866,700
375,000		Nu Skin Enterprises, Inc. – Class “A”	22,578,750
165,000		PepsiCo, Inc.	15,777,300
275,000		Philip Morris International, Inc.	20,715,750
105,000		Procter & Gamble Company	8,603,700
225,000		Tyson Foods, Inc. – Class “A”	8,617,500
160,000		Wal-Mart Stores, Inc.	13,160,000
			156,424,200
		Energy—7.4%
138,000		Anadarko Petroleum Corporation	11,427,780
35,000		Chevron Corporation	3,674,300
230,000		ConocoPhillips	14,319,800

85

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2015

Shares		Security	Value
		Energy (continued)
245,000		Devon Energy Corporation	$ 14,775,950
125,000		Ensco, PLC – Class “A”	2,633,750
200,000		ExxonMobil Corporation	17,000,000
100,000		Hess Corporation	6,787,000
6,920		Hugoton Royalty Trust	40,413
300,000		Marathon Oil Corporation	7,833,000
189,999		Marathon Petroleum Corporation	19,453,998
160,000		National Oilwell Varco, Inc.	7,998,400
93,100		Noble Corporation, PLC	1,329,468
100,000		Occidental Petroleum Corporation	7,300,000
115,000		Phillips 66	9,039,000
48,300		Schlumberger, Ltd.	4,030,152
350,200		Suncor Energy, Inc.	10,243,350
			137,886,361
		Financials—10.7%
250,000		American Express Company	19,530,000
140,000		Ameriprise Financial, Inc.	18,317,600
532,500		Brixmor Property Group, Inc. (REIT)	14,137,875
108,700		Citizens Financial Group, Inc.	2,622,931
200,000		Discover Financial Services	11,270,000
100,000		Financial Select Sector SPDR Fund (ETF)	2,411,000
187,500	*	Health Insurance Innovations, Inc. – Class “A”	1,464,375
60,000		iShares Core S&P Mid-Cap ETF (ETF)	9,118,800
120,000		iShares Russell 2000 ETF (ETF)	14,922,000
396,730		JPMorgan Chase & Company	24,033,903
56,300		Morgan Stanley	2,009,347
150,000		PNC Financial Services Group, Inc.	13,986,000
96,000		SPDR S&P 500 ETF Trust (ETF)	19,817,280
100,000		SPDR S&P Regional Banking (ETF)	4,083,000
396,339		Sunstone Hotel Investors, Inc. (REIT)	6,606,971
355,000		U.S. Bancorp	15,502,850
385,100		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	8,880,406
237,050		Wells Fargo & Company	12,895,520
			201,609,858
		Health Care—18.0%
400,000		Abbott Laboratories	18,532,000
335,000		AbbVie, Inc.	19,610,900
115,000	*	Actavis, PLC	34,226,300
175,000		Baxter International, Inc.	11,987,500

86

Shares		Security	Value
		Health Care (continued)
200,000	*	Express Scripts Holding Company	$ 17,354,000
520,000	*	Gilead Sciences, Inc.	51,027,600
270,625		Johnson & Johnson	27,224,875
9,375	*	Mallinckrodt, PLC	1,187,344
70,900		McKesson Corporation	16,037,580
167,960		Medtronic, PLC	13,099,200
325,000		Merck & Company, Inc.	18,681,000
330,000	*	Mylan NV	19,585,500
185,000		Omnicare, Inc.	14,256,100
829,301		Pfizer, Inc.	28,851,382
207,800		Phibro Animal Health Corporation – Class “A”	7,358,198
260,000		Thermo Fisher Scientific, Inc.	34,928,400
103,905		Zoetis, Inc.	4,809,762
			338,757,641
		Industrials—11.9%
140,000		3M Company	23,093,000
125,000		ADT Corporation	5,190,000
270,000		Altra Industrial Motion Corporation	7,462,800
77,000		Caterpillar, Inc.	6,162,310
255,000	*	Generac Holdings, Inc.	12,415,950
385,000		General Electric Company	9,551,850
255,000		Greenbrier Companies, Inc.	14,790,000
209,700		Honeywell International, Inc.	21,873,807
225,000		ITT Corporation	8,979,750
20,000		Lockheed Martin Corporation	4,059,200
90,300		Nielsen NV	4,024,671
165,000		PACCAR, Inc.	10,418,100
185,000		Ryder System, Inc.	17,554,650
90,000		Snap-On, Inc.	13,235,400
125,100	*	TAL International Group, Inc.	5,095,323
110,000		Textainer Group Holdings, Ltd.	3,298,900
361,200		Textron, Inc.	16,011,996
275,000		Tyco International, PLC	11,841,500
97,500	*	United Rentals, Inc.	8,888,100
165,000		United Technologies Corporation	19,338,000
			223,285,307

87

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2015

Shares		Security	Value
		Information Technology—19.7%
310,000		Apple, Inc.	$ 38,573,300
325,000	*	ARRIS Group, Inc.	9,390,875
210,000		Avago Technologies, Ltd.	26,665,800
132,500	*	Blackhawk Network Holdings, Inc.	4,739,525
245,000		CDW Corporation	9,123,800
875,000		Cisco Systems, Inc.	24,084,375
100,000	*	eBay, Inc.	5,768,000
850,000		EMC Corporation	21,726,000
475,000		Hewlett-Packard Company	14,801,000
583,775		Intel Corporation	18,254,644
151,425		International Business Machines Corporation	24,303,713
500,000		Juniper Networks, Inc.	11,290,000
625,000		Mentor Graphics Corporation	15,018,750
350,000		Methode Electronics, Inc.	16,464,000
625,000		Microsoft Corporation	25,409,375
160,000	*	NXP Semiconductors NV	16,057,600
350,000		Oracle Corporation	15,102,500
210,000	*	PTC, Inc.	7,595,700
145,000	*	Qorvo, Inc.	11,556,500
250,000		QUALCOMM, Inc.	17,335,000
455,500		Symantec Corporation	10,642,758
128,000	*	Synaptics, Inc.	10,407,040
175,000		TE Connectivity, Ltd.	12,533,500
75,000	*	Yahoo!, Inc.	3,332,625
			370,176,380
		Materials—3.6%
244,700		Cytec Industries, Inc.	13,223,588
123,200		H.B. Fuller Company	5,281,584
270,000		International Paper Company	14,982,300
350,000		MeadWestvaco Corporation	17,454,500
40,000		Praxair, Inc.	4,829,600
135,000		RPM International, Inc.	6,478,650
300,000	*	Trinseo SA	5,940,000
			68,190,222
		Telecommunication Services—1.9%
475,000		AT&T, Inc.	15,508,750
425,000		Verizon Communications, Inc.	20,667,750
			36,176,500

88

Shares or
Principal
Amount		Security		Value
		Utilities—1.0%
9,600		AGL Resources, Inc.		$ 476,640
375,000	*	Dynegy, Inc.		11,786,250
151,100		NiSource, Inc.		6,672,576
				18,935,466
Total Value of Common Stocks (cost $1,125,945,121)				1,859,796,409
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—.8%
		Federal Home Loan Bank:
3,000M		0.045%, 4/8/2015		2,999,985
2,000M		0.055%, 5/5/2015		1,999,940
10,000M		0.06%, 5/29/2015		9,999,480
Total Value of Short-Term U.S. Government
Agency Obligations (cost $14,998,903)				14,999,405
Total Value of Investments (cost $1,140,944,024)			99.7%	1,874,795,814
Other Assets, Less Liabilities			.3	5,847,840
Net Assets			100.0%	$1,880,643,654

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

89

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2015

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,859,796,409	$—	$—	$1,859,796,409
Short-Term U.S. Government
Agency Obligations	—	14,999,405	—	14,999,405
Total Investments in Securities*	$1,859,796,409	$14,999,405	$—	$1,874,795,814

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

90	See notes to financial statements

Fund Expenses (unaudited)
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.50%
Actual		$1,000.00	$1,080.95	$ 7.78
Hypothetical**		$1,000.00	$1,017.45	$ 7.54
Class B Shares	2.31%
Actual		$1,000.00	$1,077.01	$11.96
Hypothetical**		$1,000.00	$1,013.41	$11.60
Advisor Class Shares	1.09%
Actual		$1,000.00	$1,083.97	$ 5.66
Hypothetical**		$1,000.00	$1,019.49	$ 5.49
Institutional Class Shares	1.04%
Actual		$1,000.00	$1,083.66	$ 5.40
Hypothetical**		$1,000.00	$1,019.74	$ 5.24

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

91

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2015

Shares		Security	Value
		COMMON STOCKS—97.3%
		United States—59.7%
70,260		Accenture, PLC – Class “A”	$ 6,582,659
33,520	*	Actavis, PLC	9,976,222
22,040		Advance Auto Parts, Inc.	3,299,168
55,750		Aetna, Inc.	5,939,047
52,740	*	Alkermes, PLC	3,215,558
11,840	*	Alliance Data Systems Corporation	3,507,600
14,170	*	Amazon.com, Inc.	5,272,657
61,670		American Airlines Group, Inc.	3,254,943
34,605		American International Group, Inc.	1,896,008
65,785		Anadarko Petroleum Corporation	5,447,656
56,540		Apple, Inc.	7,035,272
34,740		Becton, Dickinson & Company	4,988,317
10,950	*	Biogen Idec, Inc.	4,623,528
24,137		BlackRock, Inc.	8,830,280
203,450		Bristol-Myers Squibb Company	13,122,525
126,400	*	CBRE Group, Inc. – Class “A”	4,892,944
34,570	*	Celgene Corporation	3,985,230
248,340		Cisco Systems, Inc.	6,835,558
58,860		Coca-Cola Company	2,386,773
62,370		Delphi Automotive, PLC	4,973,384
32,560		Dunkin’ Brands Group, Inc.	1,548,554
39,960		Edison International	2,496,301
51,750		Eli Lilly & Company	3,759,638
10,200	*	Envestnet, Inc.	572,016
42,520		Equifax, Inc.	3,954,360
57,946		Estee Lauder Companies, Inc. – Class “A”	4,818,789
92,006	*	Facebook, Inc. – Class “A”	7,564,273
18,346	*	Google, Inc. – Class “C”	10,053,608
80,280		Halliburton Company	3,522,686
54,976		Harley-Davidson, Inc.	3,339,242
36,510	*	HCA, Inc.	2,746,647
187,150	*	Hilton Worldwide Holdings Inc.	5,543,383
77,960		Invesco, Ltd.	3,094,232
31,400		L Brands, Inc.	2,960,706
55,130		Legg Mason, Inc.	3,043,176
52,300		Lincoln National Corporation	3,005,158
15,635		McKesson Corporation	3,536,637
89,890		Merck & Company, Inc.	5,166,877
203,890		Microsoft Corporation	8,289,148
160,830		Mondelez International, Inc. – Class “A”	5,804,355
48,350	*	Monster Beverage Corporation	6,691,398

92

Shares		Security	Value
		United States (continued)
69,999		Nielsen NV	$ 3,119,855
45,700		Norfolk Southern Corporation	4,703,444
47,690		Northern Trust Corporation	3,321,609
2,661	*	Priceline.com, Inc.	3,097,803
38,850		Raytheon Company	4,244,363
10,680	*	Regeneron Pharmaceuticals, Inc.	4,821,806
48,684		Robert Half International, Inc.	2,946,356
76,680	*	Salesforce.com, Inc.	5,122,991
40,170	*	SBA Communications Corporation – Class “A”	4,703,907
36,960		Solera Holdings, Inc.	1,909,354
27,725	*	Teledyne Technologies, Inc.	2,959,089
121,070		Twenty-First Century Fox, Inc. – Class “A”	4,097,009
38,280		VF Corporation	2,882,867
39,423		Vulcan Materials Company	3,323,359
44,075	*	WABCO Holdings, Inc.	5,415,936
41,330		Western Digital Corporation	3,761,443
131,300		WisdomTree Investments, Inc.	2,817,698
44,554		Zoetis, Inc.	2,062,405
			266,887,807
		Japan—8.6%
91,000		Asics Corporation	2,481,094
136,800		Daiwa House Industry Company, Ltd.	2,704,405
226,000		Hitachi, Ltd.	1,551,200
148,600		Honda Motor Company, Ltd.	4,835,834
135,000		Isuzu Motors, Ltd.	1,798,162
85,100		M3, Inc.	1,810,065
221,190		Mitsubishi UFJ Financial Group, Inc.	1,371,568
169,240		Mitsui Fudosan Company, Ltd.	4,980,469
91,700	*	Olympus Corporation	3,413,853
19,700		Rakuten, Inc.	347,976
117,930		Seven & I Holdings Company, Ltd.	4,968,527
48,400		Takeda Pharmaceutical Company, Ltd.	2,420,908
150,800		Tokio Marine Holdings, Inc.	5,706,473
			38,390,534

93

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2015

Shares		Security	Value
		United Kingdom—4.3%
93,210		AstraZeneca, PLC	$ 6,396,927
69,585	*	Markit, Ltd.	1,871,837
257,380		Sky, PLC	3,791,232
52,558		Standard Chartered, PLC	852,538
274,696		WPP, PLC	6,238,553
			19,151,087
		Sweden—3.3%
66,898		Assa Abloy AB – Class “B”	3,992,682
138,956		Electrolux AB – Series “B”	3,988,542
79,981		Hennes & Mauritz AB – B Shares	3,245,805
140,229		SKF AB – B Shares	3,627,784
			14,854,813
		Germany—3.2%
39,324		Brenntag AG	2,357,698
22,750		Continental AG	5,388,943
198,924		Deutsche Annington Immobilien	6,716,214
			14,462,855
		China—3.0%
33,463	*	Alibaba Group Holding, Ltd. (ADR)	2,785,460
21,272	*	Baidu.com, Inc. (ADR)	4,433,085
3,253,000		China Construction Bank Corporation	2,702,214
256,000		ENN Energy Holdings, Ltd.	1,570,147
1,000,000		PICC Property and Casualty Company, Ltd.	1,976,098
			13,467,004
		France—2.6%
59,587		Airbus Group NV	3,872,431
85,659		Legrand SA	4,636,539
182,450		Orange SA	2,935,812
			11,444,782
		Netherlands—2.3%
457,620	*	ING Groep NV – CVA	6,714,076
35,041	*	NXP Semiconductors NV	3,516,715
			10,230,791

94

Shares		Security	Value
		Belgium—2.3%
82,871		Anheuser-Busch InBev NV	$ 10,140,341
		India—2.1%
18,560		HDFC Bank, Ltd. (ADR)	1,092,998
1,173,404		ICICI Bank, Ltd.	5,915,653
520,260		State Bank of India	2,220,081
			9,228,732
		Hong Kong—1.3%
235,000		Hong Kong Exchanges & Clearing, Ltd.	5,759,321
		Italy—1.0%
65,850		Banca Generali SpA	2,065,380
323,469	*	FinecoBank Banca Fineco SpA	2,234,671
			4,300,051
		South Korea—.9%
103,678		SK Hynix, Inc.	4,256,643
		Switzerland—.9%
81,031		Julius Baer Group, Ltd.	4,065,725
		Canada—.7%
80,355		Imperial Oil, Ltd.	3,207,729
		Ireland—.6%
104,797		CRH, PLC	2,720,466
		Spain—.3%
171,104	*	International Consolidated Airlines Group SA	1,530,502
		Mexico—.2%
464,500		Corporacion Inmobiliaria Vesta SAB de CV	858,747
Total Value of Common Stocks (cost $382,076,482)			434,957,930
		PREFERRED STOCKS—.8%
		Germany
13,488		Volkswagen AG (cost $3,311,480)	3,594,547

95

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2015

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.1%
	United States
	Federal Home Loan Bank:
$ 3,000M	0.045%, 4/8/2015		$ 2,999,985
2,000M	0.04%, 4/16/2015		1,999,978
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,999,940)			4,999,963
Total Value of Investments (cost $390,387,902)		99.2%	443,552,440
Other Assets, Less Liabilities		.8	3,773,188
Net Assets		100.0%	$447,325,628

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

96

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$266,887,807	$—	$—	$266,887,807
Japan	38,390,534	—	—	38,390,534
United Kingdom	19,151,087	—	—	19,151,087
Sweden	14,854,813	—	—	14,854,813
Germany	14,462,855	—	—	14,462,855
China	13,467,004	—	—	13,467,004
France	11,444,782	—	—	11,444,782
Netherlands	10,230,791	—	—	10,230,791
Belgium	10,140,341	—	—	10,140,341
India	9,228,732	—	—	9,228,732
Hong Kong	5,759,321	—	—	5,759,321
Italy	4,300,051	—	—	4,300,051
South Korea	4,256,643	—	—	4,256,643
Switzerland	4,065,725	—	—	4,065,725
Canada	3,207,729	—	—	3,207,729
Ireland	2,720,466	—	—	2,720,466
Spain	1,530,502	—	—	1,530,502
Mexico	858,747	—	—	858,747
Preferred Stocks
Germany	3,594,547	—	—	3,594,547
Short-Term U.S. Government
Agency Obligations	—	4,999,963	—	4,999,963
Total Investments in Securities	$438,552,477	$4,999,963	$—	$443,552,440

During the period ended March 31, 2015, there were no transfers between Level 1 investments and
Level 2 investments that had a material inpact to the Fund. This does not include transfers between
Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	97

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.25%
Actual		$1,000.00	$1,124.99	$ 6.62
Hypothetical**		$1,000.00	$1,018.70	$ 6.29
Class B Shares	2.03%
Actual		$1,000.00	$1,120.16	$10.73
Hypothetical**		$1,000.00	$1,014.81	$10.20
Advisor Class Shares	0.84%
Actual		$1,000.00	$1,126.97	$ 4.45
Hypothetical**		$1,000.00	$1,020.74	$ 4.23
Institutional Class Shares	0.82%
Actual		$1,000.00	$1,126.21	$ 4.35
Hypothetical**		$1,000.00	$1,020.84	$ 4.13

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

98

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2015

Shares		Security	Value
		COMMON STOCKS—97.7%
		Consumer Discretionary—13.6%
167,800		Garmin, Ltd.	$ 7,973,856
594,800		Gentex Corporation	10,884,840
133,800		Home Depot, Inc.	15,201,018
127,200		Starbucks Corporation	12,045,840
119,000		Wyndham Worldwide Corporation	10,765,930
			56,871,484
		Consumer Staples—12.0%
92,900		Clorox Company	10,255,231
67,900		Costco Wholesale Corporation	10,286,510
95,700		Kimberly-Clark Corporation	10,250,427
252,700		Kroger Company	19,371,982
			50,164,150
		Energy—5.5%
43,000		Chevron Corporation	4,514,140
46,400		ExxonMobil Corporation	3,944,000
70,600		Helmerich & Payne, Inc.	4,805,742
191,200		SM Energy Company	9,881,216
			23,145,098
		Financials—9.2%
112,800		Comerica, Inc.	5,090,664
125,200		Discover Financial Services	7,055,020
42,800		IntercontinentalExchange, Inc.	9,983,956
53,800		Travelers Companies, Inc.	5,817,394
248,900		Voya Financial, Inc.	10,730,079
			38,677,113
		Health Care—19.5%
65,800	*	Actavis, PLC	19,583,396
44,900		C.R. Bard, Inc.	7,514,015
121,000	*	Gilead Sciences, Inc.	11,873,730
321,000	*	Hologic, Inc.	10,601,025
55,900		Johnson & Johnson	5,623,540
68,600		McKesson Corporation	15,517,320
165,700	*	Quintiles Transnational Holdings, Inc.	11,096,929
			81,809,955

99

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2015

Shares or
Principal
Amount		Security		Value
		Industrials—13.8%
209,900		Alaska Air Group, Inc.		$ 13,891,182
87,400		Boeing Company		13,116,992
122,100		Cintas Corporation		9,967,023
91,700		Rockwell Automation, Inc.		10,636,283
94,900		Union Pacific Corporation		10,278,619
				57,890,099
		Information Technology—24.1%
142,300		Amdocs, Ltd.		7,741,120
84,700	*	ANSYS, Inc.		7,469,693
191,200		Apple, Inc.		23,791,016
326,900	*	Aspen Technology, Inc.		12,582,381
359,000		Cisco Systems, Inc.		9,881,475
93,700		DST Systems, Inc.		10,373,527
76,700	*	F5 Networks, Inc.		8,815,898
80,500		FactSet Research Systems, Inc.		12,815,600
235,200		Hewlett-Packard Company		7,328,832
				100,799,542
Total Value of Common Stocks (cost $291,978,277)				409,357,441
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.7%
		Federal Home Loan Bank:
$4,000M		0.04%, 4/20/2015		3,999,944
2,000M		0.045%, 4/7/2015		1,999,992
1,000M		0.075%, 5/1/2015		999,973
Total Value of Short-Term U.S. Government Agency Obligations (cost $6,999,838) 6,999,909
Total Value of Investments (cost $298,978,115)			99.4%	416,357,350
Other Assets, Less Liabilities			.6	2,653,694
Net Assets			100.0%	$419,011,044

*	Non-income producing

100

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$409,357,441	$—	$—	$409,357,441
Short-Term U.S. Government
Agency Obligations	—	6,999,909	—	6,999,909
Total Investments in Securities*	$409,357,441	$6,999,909	$—	$416,357,350

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	101

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.20%
Actual		$1,000.00	$1,098.99	$ 6.28
Hypothetical**		$1,000.00	$1,018.95	$ 6.04
Class B Shares	1.98%
Actual		$1,000.00	$1,094.63	$10.34
Hypothetical**		$1,000.00	$1,015.06	$ 9.95
Advisor Class Shares	0.92%
Actual		$1,000.00	$1,100.61	$ 4.82
Hypothetical**		$1,000.00	$1,020.34	$ 4.63
Institutional Class Shares	0.78%
Actual		$1,000.00	$1,101.28	$ 4.09
Hypothetical**		$1,000.00	$1,021.04	$ 3.93

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

102

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2015

Shares		Security	Value
		COMMON STOCKS—95.8%
		Consumer Discretionary—20.9%
175,000	*	Belmond, Ltd. – Class “A”	$ 2,149,000
160,000		BorgWarner, Inc.	9,676,800
207,500		CST Brands, Inc.	9,094,725
235,000		Delphi Automotive, PLC	18,738,900
1,000	*	El Pollo Loco Holdings, Inc.	25,610
137,000		Ethan Allen Interiors, Inc.	3,786,680
174,500		Foot Locker, Inc.	10,993,500
60,200		GNC Holdings, Inc. – Class “A”	2,954,014
60,000		Harman International Industries, Inc.	8,017,800
7,400	*	Helen of Troy, Ltd.	603,026
255,600	*	Jarden Corporation	13,521,240
90,000		L Brands, Inc.	8,486,100
115,000		Lear Corporation	12,744,300
14,700	*	Metaldyne Performance Group, Inc.	264,894
185,000		Newell Rubbermaid, Inc.	7,227,950
50,000		Nordstrom, Inc.	4,016,000
171,200		Penske Automotive Group, Inc.	8,815,088
25,000		Ralph Lauren Corporation	3,287,500
410,000		Ruth’s Hospitality Group, Inc.	6,510,800
260,000	*	ServiceMaster Global Holdings, Inc.	8,775,000
221,700		Stein Mart, Inc.	2,760,165
135,000	*	TRW Automotive Holdings Corporation	14,154,750
160,000		Tupperware Brands Corporation	11,043,200
60,000		Whirlpool Corporation	12,123,600
410,000	*	William Lyon Homes – Class “A”	10,586,200
335,000		Winnebago Industries, Inc.	7,122,100
25,000		Wyndham Worldwide Corporation	2,261,750
			199,740,692
		Consumer Staples—3.7%
150,000		Avon Products, Inc.	1,198,500
20,000		McCormick & Company, Inc.	1,542,200
235,000		Nu Skin Enterprises, Inc. – Class “A”	14,149,350
217,500		Pinnacle Foods, Inc.	8,876,175
94,234		Tootsie Roll Industries, Inc.	3,196,406
185,000		Tyson Foods, Inc.	7,085,500
			36,048,131

103

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2015

Shares		Security	Value
		Energy—3.7%
30,000	*	Dril-Quip, Inc.	$ 2,051,700
82,500		Ensco, PLC – Class “A”	1,738,275
80,000		EOG Resources, Inc.	7,335,200
90,000		EQT Corporation	7,458,300
144,000	*	Helix Energy Solutions Group, Inc.	2,154,240
85,000		Hess Corporation	5,768,950
139,700		National Oilwell Varco, Inc.	6,983,603
152,500		RPC, Inc.	1,953,525
			35,443,793
		Financials—11.8%
60,000		Ameriprise Financial, Inc.	7,850,400
220,000		Berkshire Hills Bancorp, Inc.	6,094,000
308,600		Brixmor Property Group, Inc. (REIT)	8,193,330
88,500		Citizens Financial Group, Inc.	2,135,505
170,000		Discover Financial Services	9,579,500
150,000		Douglas Emmett, Inc. (REIT)	4,471,500
45,000		Federal Realty Investment Trust (REIT)	6,624,450
90,000		Financial Select Sector SPDR Fund (ETF)	2,169,900
115,000		First Republic Bank	6,565,350
171,000	*	Health Insurance Innovations, Inc. – Class “A”	1,335,510
100,000		iShares Core S&P Mid-Cap ETF (ETF)	15,198,000
116,000		iShares Russell 2000 ETF (ETF)	14,424,600
120,000		NASDAQ OMX Group, Inc.	6,112,800
150,000	*	Realogy Holdings Corporation	6,822,000
92,000		SPDR S&P Regional Banking (ETF)	3,756,360
210,600		Sterling Bancorp	2,824,146
175,000		Waddell & Reed Financial, Inc. – Class “A”	8,669,500
			112,826,851
		Health Care—17.2%
105,000	*	Actavis, PLC	31,250,100
100,000	*	Centene Corporation	7,069,000
75,000		DENTSPLY International, Inc.	3,816,750
185,000	*	Gilead Sciences, Inc.	18,154,050
183,000	*	Lannett Company, Inc.	12,390,930
80,000		McKesson Corporation	18,096,000
135,000		Omnicare, Inc.	10,403,100
75,000		Perrigo Company, PLC	12,416,250
250,200		Phibro Animal Health Corporation – Class “A”	8,859,582

104

Shares		Security	Value
		Health Care (continued)
424,600	*	Prestige Brands Holdings, Inc.	$ 18,211,094
125,000		Thermo Fisher Scientific, Inc.	16,792,500
300,000	*	VWR Corporation	7,797,000
			165,256,356
		Industrials—14.9%
160,000		A.O. Smith Corporation	10,505,600
90,000		ADT Corporation	3,736,800
279,200		Advanced Drainage Systems, Inc.	8,359,248
230,000		Altra Industrial Motion Corporation	6,357,200
50,000		G&K Services, Inc. – Class “A”	3,626,500
175,000	*	Generac Holdings, Inc.	8,520,750
173,000		Greenbrier Companies, Inc.	10,034,000
60,000		IDEX Corporation	4,549,800
220,000		ITT Corporation	8,780,200
82,500		J.B. Hunt Transport Services, Inc.	7,045,088
85,200		Nielsen NV	3,797,364
145,000		Regal-Beloit Corporation	11,588,400
40,000		Roper Industries, Inc.	6,880,000
135,000		Ryder System, Inc.	12,810,150
75,000		Snap-On, Inc.	11,029,500
40,100	*	TAL International Group, Inc.	1,633,273
60,000		Textainer Group Holdings, Ltd.	1,799,400
162,200		Textron, Inc.	7,190,326
160,000	*	United Rentals, Inc.	14,585,600
			142,829,199
		Information Technology—13.7%
240,000	*	ARRIS Group, Inc.	6,934,800
145,000		Avago Technologies, Ltd.	18,412,100
180,800	*	Blackhawk Network Holdings, Inc.	6,467,216
130,000		CDW Corporation	4,841,200
90,000	*	Fiserv, Inc.	7,146,000
300,000		Juniper Networks, Inc.	6,774,000
400,000		Mentor Graphics Corporation	9,612,000
297,200		Methode Electronics, Inc.	13,980,288
285,000	*	PTC, Inc.	10,308,450
125,000	*	Qorvo, Inc.	9,962,500
275,000		Symantec Corporation	6,425,375

105

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2015

Shares		Security	Value
		Information Technology (continued)
125,000	*	Synaptics, Inc.	$ 10,163,125
120,000		TE Connectivity, Ltd.	8,594,400
275,000		Technology Select Sector SPDR Fund (ETF)	11,396,000
			131,017,454
		Materials—5.3%
146,700		Cytec Industries, Inc.	7,927,668
72,400		H.B. Fuller Company	3,103,788
160,000		International Paper Company	8,878,400
245,000		MeadWestvaco Corporation	12,218,150
40,000		Praxair, Inc.	4,829,600
55,000		Sigma-Aldrich Corporation	7,603,750
311,900	*	Trinseo SA	6,175,620
			50,736,976
		Utilities—4.6%
154,500		AGL Resources, Inc.	7,670,925
260,000	*	Dynegy, Inc.	8,171,800
120,800		NiSource, Inc.	5,334,528
144,800		Portland General Electric Company	5,370,632
135,000		SCANA Corporation	7,423,650
200,000		Wisconsin Energy Corporation	9,900,000
			43,871,535
Total Value of Common Stocks (cost $560,553,409)			917,770,987

106

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.1%
$ 7,000M	Fannie Mae, 0.035%, 4/29/2015		$ 6,999,860
	Federal Home Loan Bank:
3,000M	0.045%, 4/6/2015		2,999,988
8,000M	0.04%, 4/20/2015		7,999,888
5,000M	0.06%, 4/24/2015		4,999,915
10,000M	0.075%, 5/1/2015		9,999,730
6,000M	0.06%, 5/29/2015		5,999,688
Total Value of Short-Term U.S. Government
Agency Obligations (cost $38,998,225)			38,999,069
Total Value of Investments (cost $599,551,634)		99.9%	956,770,056
Other Assets, Less Liabilities		.1	732,475
Net Assets		100.0%	$957,502,531

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

107

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2015

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$917,770,987	$—	$—	$917,770,987
Short-Term U.S. Government
Agency Obligations	—	38,999,069	—	38,999,069
Total Investments in Securities*	$917,770,987	$38,999,069	$—	$956,770,056

*	The Portfolio of Investments provides information on the industry categorization for common stocks.
There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

108	See notes to financial statements

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.33%
Actual		$1,000.00	$1,111.34	$ 7.00
Hypothetical**		$1,000.00	$1,018.30	$ 6.69
Class B Shares	2.16%
Actual		$1,000.00	$1,106.71	$11.35
Hypothetical**		$1,000.00	$1,014.16	$10.85
Advisor Class Shares	1.05%
Actual		$1,000.00	$1,113.07	$ 5.53
Hypothetical**		$1,000.00	$1,019.69	$ 5.29
Institutional Class Shares	0.89%
Actual		$1,000.00	$1,113.79	$ 4.69
Hypothetical**		$1,000.00	$1,020.49	$ 4.48

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

109

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2015

Shares		Security	Value
		COMMON STOCKS—96.8%
		Consumer Discretionary—17.2%
174,800	*	Belmond, Ltd. – Class “A”	$ 2,146,544
196,000		CST Brands, Inc.	8,590,680
58,500		Ethan Allen Interiors, Inc.	1,616,940
263,950	*	Fox Factory Holding Corporation	4,048,993
168,000		Hanesbrands, Inc.	5,629,680
36,500		Harman International Industries, Inc.	4,877,495
152,325	*	Jarden Corporation	8,057,993
129,500	*	Live Nation Entertainment, Inc.	3,267,285
10,200	*	Metaldyne Performance Group, Inc.	183,804
45,500		Oxford Industries, Inc.	3,432,975
93,500		Penske Automotive Group, Inc.	4,814,315
92,000	*	Performance Sports Group, Ltd.	1,794,000
216,450		Regal Entertainment Group – Class “A”	4,943,718
290,000		Ruth’s Hospitality Group, Inc.	4,605,200
188,500	*	ServiceMaster Global Holdings, Inc.	6,361,875
99,000	*	Starz – Class “A”	3,406,590
75,000		Tupperware Brands Corporation	5,176,500
84,000	*	Visteon Corporation	8,097,600
173,300	*	William Lyon Homes – Class “A”	4,474,606
192,200		Winnebago Industries, Inc.	4,086,172
			89,612,965
		Consumer Staples—2.3%
338,000	*	Inventure Foods, Inc.	3,782,220
16,100		Nu Skin Enterprises, Inc. – Class “A”	969,381
106,950		Pinnacle Foods, Inc.	4,364,630
77,200		Tootsie Roll Industries, Inc.	2,618,607
			11,734,838
		Energy—3.1%
34,500	*	Dril-Quip, Inc.	2,359,455
117,200	*	Helix Energy Solutions Group, Inc.	1,753,312
187,500	*	Matrix Service Company	3,292,500
134,000		Western Refining, Inc.	6,618,260
63,200	*	Whiting Petroleum Corporation	1,952,880
			15,976,407

110

Shares		Security	Value
		Financials—18.9%
141,200		American Financial Group, Inc.	$ 9,057,980
86,500		Aspen Insurance Holdings, Ltd.	4,085,395
83,700	*	Atlas Financial Holdings, Inc.	1,478,979
187,500		Berkshire Hills Bancorp, Inc.	5,193,750
198,500		Brixmor Property Group, Inc. (REIT)	5,270,175
103,500		Brown & Brown, Inc.	3,426,885
157,000		Douglas Emmett, Inc. (REIT)	4,680,170
107,000	*	FCB Financial Holdings, Inc. – Class “A”	2,928,590
41,200		Federal Realty Investment Trust (REIT)	6,065,052
327,000		Financial Select Sector SPDR Fund (ETF)	7,883,970
124,000	*	Green Bancorp, Inc.	1,386,320
25,000		iShares Russell 2000 ETF (ETF)	3,108,750
106,500		Montpelier Re Holdings, Ltd.	4,093,860
158,150		OceanFirst Financial Corporation	2,731,251
51,500		Prosperity Bancshares, Inc.	2,702,720
64,500		Simmons First National Corporation – Class “A”	2,932,815
211,000		SPDR S&P Regional Banking (ETF)	8,615,130
405,925		Sterling Bancorp	5,443,454
284,500	*	Strategic Hotels & Resorts, Inc. (REIT)	3,536,335
143,500		Sunstone Hotel Investors, Inc. (REIT)	2,392,145
258,000		TCF Financial Corporation	4,055,760
81,200		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	1,872,472
57,000		Waddell & Reed Financial, Inc. – Class “A”	2,823,780
178,000		WP Glimcher, Inc.	2,960,140
			98,725,878
		Health Care—13.3%
70,500	*	ANI Pharmaceuticals, Inc.	4,409,775
173,500	*	Centene Corporation	12,264,715
224,000	*	DepoMed, Inc.	5,019,840
148,525	*	Exactech, Inc.	3,806,696
288,200	*	Horizon Pharma, PLC	7,484,554
61,000	*	ICON, PLC	4,302,330
108,300	*	Lannett Company, Inc.	7,332,993
103,000		Omnicare, Inc.	7,937,180
91,500		PerkinElmer, Inc.	4,679,310
148,000		Phibro Animal Health Corporation – Class “A”	5,240,680
76,500	*	Surgical Care Affilates, Inc.	2,626,245
169,200	*	VWR Corporation	4,397,508
			69,501,826

111

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2015

Shares		Security	Value
		Industrials—18.2%
100,200		A.O. Smith Corporation	$ 6,579,132
169,200		Advanced Drainage Systems, Inc.	5,065,848
120,500		Altra Industrial Motion Corporation	3,330,620
45,500		Applied Industrial Technologies, Inc.	2,062,970
35,500		G&K Services, Inc. – Class “A”	2,574,815
103,700	*	Generac Holdings, Inc.	5,049,153
86,500		Greenbrier Companies, Inc.	5,017,000
58,500		Industrial Select Sector SPDR Fund (ETF)	3,262,545
152,500		ITT Corporation	6,086,275
172,000		Kforce, Inc.	3,837,320
330,200	*	NCI Building Systems, Inc.	5,705,856
59,000		Orbital ATK, Inc.	4,521,170
56,200	*	Patrick Industries, Inc.	3,499,574
10,450		Precision Castparts Corporation	2,194,500
79,500		Regal-Beloit Corporation	6,353,640
125,000		Ryder System, Inc.	11,861,250
47,000		Snap-On, Inc.	6,911,820
34,500		Standex International Corporation	2,833,485
88,700	*	United Rentals, Inc.	8,085,892
			94,832,865
		Information Technology—16.6%
98,875	*	Advanced Energy Industries, Inc.	2,537,132
145,200	*	ARRIS Group, Inc.	4,195,554
140,500		Avnet, Inc.	6,252,250
149,750	*	Blackhawk Network Holdings, Inc.	5,356,557
143,000		CDW Corporation	5,325,320
144,500	*	CommScope Holding Company, Inc.	4,124,030
282,500	*	Entegris, Inc.	3,867,425
39,500		IAC/InterActiveCorp	2,665,065
182,500	*	JDS Uniphase Corporation	2,394,400
239,775		Mentor Graphics Corporation	5,761,793
167,800		Methode Electronics, Inc.	7,893,312
124,300	*	Microsemi Corporation	4,400,220
146,500	*	Newport Corporation	2,792,290
235,500	*	Orbotech, Ltd.	3,775,065
75,200	*	OSI Systems, Inc.	5,584,352
157,000	*	PTC, Inc.	5,678,690
187,500	*	QLogic Corporation	2,763,750

112

Shares or
Principal
Amount		Security		Value
		Information Technology (continued)
35,000	*	Qorvo, Inc.		$ 2,789,500
54,000	*	Synaptics, Inc.		4,390,470
67,000	*	Verint Systems, Inc.		4,149,310
				86,696,485
		Materials—3.9%
93,000		AptarGroup, Inc.		5,907,360
281,200	*	Ferro Corporation		3,529,060
47,000		Huntsman Corporation		1,041,990
52,500		MeadWestvaco Corporation		2,618,175
47,300		Sensient Technologies Corporation		3,258,024
164,200	*	Trinseo SA		3,251,160
11,500		Westlake Chemical Corporation		827,310
				20,433,079
		Utilities—3.3%
58,500		AGL Resources, Inc.		2,904,525
133,800	*	Dynegy, Inc.		4,205,334
94,000		Portland General Electric Company		3,486,460
58,500		SCANA Corporation		3,216,915
68,000		Wisconsin Energy Corporation		3,366,000
				17,179,234
Total Value of Common Stocks (cost $387,324,504)				504,693,577
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—2.2%
$4,000M		Fannie Mae, 0.035%, 4/29/2015		3,999,920
		Federal Home Loan Bank:
1,300M		0.075%, 5/1/2015		1,299,965
4,000M		0.05%, 5/12/2015		3,999,856
2,000M		0.06%, 5/29/2015		1,999,896
Total Value of Short-Term U.S. Government Agency Obligations
(cost $11,299,389)				11,299,637
Total Value of Investments (cost $398,623,893)			99.0%	515,993,214
Other Assets, Less Liabilities			1.0	5,066,777
Net Assets			100.0%	$521,059,991

*	Non-income producing

113

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2015

Summary of Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$504,693,577	$—	$—	$504,693,577
Short-Term U.S. Government
Agency Obligations	—	11,299,637	—	11,299,637
Total Investments in Securities*	$504,693,577	$11,299,637	$—	$515,993,214

*	The Portfolio of Investments provides information on the industry categorization for common stocks.
There were no transfers into or from Level 1 or Level 2 by the Fund for the period ended March 31,
2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

114	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/14)	(3/31/15)	(10/1/14–3/31/15)*
Class A Shares	1.68%
Actual		$1,000.00	$1,011.39	$ 8.42
Hypothetical**		$1,000.00	$1,016.55	$ 8.45
Class B Shares	2.50%
Actual		$1,000.00	$1,007.26	$12.51
Hypothetical**		$1,000.00	$1,012.46	$12.54
Advisor Class Shares	1.31%
Actual		$1,000.00	$1,012.99	$ 6.57
Hypothetical**		$1,000.00	$1,018.40	$ 6.59
Institutional Class Shares	1.17%
Actual		$1,000.00	$1,013.36	$ 5.87
Hypothetical**		$1,000.00	$1,019.10	$ 5.89

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on the total market value of investments.

115

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2015

Shares		Security	Value
		COMMON STOCKS—94.6%
		United Kingdom—17.5%
263,971		British American Tobacco, PLC	$ 13,660,019
165,426		Diageo, PLC	4,563,061
227,037		Domino’s Pizza Group, PLC	2,611,769
2,096,916	*	Lloyds Banking Group, PLC	2,434,940
137,599	*	Persimmon, PLC	3,394,407
109,254		Reckitt Benckiser Group, PLC	9,399,866
134,869		SABMiller, PLC	7,082,258
			43,146,320
		Switzerland—15.9%
703		Chocoladefabriken Lindt & Spruengli AG	3,772,530
52,742		Compagnie Financiere Richemont SA	4,249,535
31,483		DKSH Holding, Ltd.	2,572,289
125,742		Nestle SA – Registered	9,497,286
39,261		Roche Holding AG – Genusscheine	10,831,317
2,205		SGS SA – Registered	4,220,313
208,455	*	UBS Group AG	3,929,713
			39,072,983
		India—11.9%
599,889		HDFC Bank, Ltd.	9,803,359
8,095		HDFC Bank, Ltd. (ADR)	476,715
639,728		Housing Development Finance Corporation	13,449,558
30,991		ICICI Bank Limited	156,239
1,061,058		ITC, Ltd.	5,524,750
			29,410,621
		France—8.1%
25,985		Air Liquide SA	3,347,243
176,999		Bureau Veritas SA	3,804,445
35,538		Essilor International SA	4,081,050
8,175		Hermes International	2,886,680
18,832		L’Oreal SA	3,469,671
19,463		Pernod Ricard SA	2,305,165
			19,894,254

116

Shares		Security	Value
		Canada—5.8%
83,420		Alimentation Couche-Tard – Class “B”	$ 3,338,644
75,058		Bank of Nova Scotia	3,769,049
106,728		Enbridge, Inc.	5,177,347
101,354		Silver Wheaton Corporation	1,927,771
			14,212,811
		United States—5.5%
110,345		Philip Morris International, Inc.	8,312,289
4,558	*	Priceline.com, Inc.	5,306,196
			13,618,485
		Netherlands—4.5%
9,030		Core Laboratories NV	943,545
240,849		Unilever NV-CVA	10,077,890
			11,021,435
		Australia—4.0%
74,146		CSL, Ltd.	5,202,317
92,771		Ramsay Health Care, Ltd.	4,751,110
			9,953,427
		China—4.0%
26,150	*	Alibaba Group Holding, Ltd. (ADR)	2,176,726
20,285	*	Baidu.com, Inc. (ADR)	4,227,394
185,410		Tencent Holdings, Ltd.	3,520,390
			9,924,510
		Denmark—3.9%
17,204		Coloplast A/S – Series “B”	1,302,311
155,363		Novo Nordisk A/S – Series “B”	8,317,448
			9,619,759
		Hong Kong—3.0%
172,403		Cheung Kong Infrastructure Holdings, Ltd.	1,482,159
240,601		Galaxy Entertainment Group, Ltd.	1,095,524
317,614		Link REIT (REIT)	1,958,292
677,995		Sands China, Ltd.	2,807,252
			7,343,227

117

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2015

Shares or
Principal
Amount		Security	Value
		Spain—2.5%
252,100		Banco Bilbao Vizcaya Argentaria SA	$ 2,550,221
85,937		Grifols SA	3,694,287
			6,244,508
		Germany—2.4%
22,432		Bayer AG	3,375,582
30,200		Fresenius Medical Care AG & Co.	2,515,314
			5,890,896
		Brazil—1.8%
176,766		Cielo SA	2,530,569
164,537		Itau Unibanco Holding SA (ADR)	1,819,779
			4,350,348
		South Africa—1.5%
24,441		Naspers, Ltd.	3,768,214
		Japan—1.2%
26,000		Daito Trust Construction Company, Ltd.	2,910,326
		Ireland—1.1%
31,777		Paddy Power, PLC	2,723,538
Total Value of Common Stocks (cost $179,280,005)			233,105,662
		RIGHTS—.0%
		Spain
252,100	*	Banco Bilbao Vizcaya Argentaria SA (expires 4/14/2015) (cost $0)	36,323
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—4.1%
		United States
$10,000M		Federal Home Loan Bank, 0.055%, 5/5/2015 (cost ($9,999,481)	9,999,700
Total Value of Investments (cost $189,279,486)		98.7%	243,141,685
Other Assets, Less Liabilities		1.3	3,216,010
Net Assets		100.0%	$246,357,695

*	Non-income producing

118

Summary of Abbreviations:
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets or liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

119

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2015

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$43,146,320	$—	$—	$43,146,320
Switzerland	39,072,983	—	—	39,072,983
India	29,410,621	—	—	29,410,621
France	19,894,254	—	—	19,894,254
Canada	14,212,811	—	—	14,212,811
United States	13,618,485	—	—	13,618,485
Netherlands	11,021,435	—	—	11,021,435
Australia	9,953,427	—	—	9,953,427
China	9,924,510	—	—	9,924,510
Denmark	9,619,759	—	—	9,619,759
Hong Kong	7,343,227	—	—	7,343,227
Spain	6,244,508	—	—	6,244,508
Germany	5,890,896	—	—	5,890,896
Brazil	4,350,348	—	—	4,350,348
South Africa	3,768,214	—	—	3,768,214
Japan	2,910,326	—	—	2,910,326
Ireland	2,723,538	—	—	2,723,538
Rights
Spain	36,323	—	—	36,323
Short-Term U.S. Government
Agency Obligations	—	9,999,700	—	9,999,700
Total Investments in Securities
	$233,141,985	$9,999,700	$—	$243,141,685

During the period ended March 31, 2015, there were no transfers between Level 1 investments and
Level 2 investments that had a material impact to the Fund. This does not include transfers between
Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

120	See notes to financial statements

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121

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2015

		LIMITED
	CASH	DURATION HIGH		INVESTMENT
	MANAGEMENT	QUALITY BOND	GOVERNMENT	GRADE

Assets
Investments in securities:
At identified cost	$104,131,097	$55,967,101	$329,115,502	$517,435,653
At value (Note 1A)	$104,131,097	$56,276,036	$336,949,959	$548,665,003

Cash	2,415,381	853,128	1,055,414	8,857,139
Receivables:
Investment securities sold	—	857,585	—	7,922,422
Interest	625	475,677	1,136,257	6,688,669
Shares sold	—	150,563	174,299	513,756
Other assets	11,502	3,929	35,891	55,697
Total Assets	106,558,605	58,616,918	339,351,820	572,702,686

Liabilities
Payables:
Investment securities purchased	—	1,558,295	—	7,366,422
Shares redeemed	1,197,124	44,575	616,087	974,641
Dividends payable	—	805	32,117	108,467
Accrued advisory fees	—	15,123	162,675	269,901
Accrued shareholder servicing costs	38,638	12,095	51,991	72,166
Accrued expenses	16,560	28,573	31,736	40,618
Total Liabilities	1,252,322	1,659,466	894,606	8,832,215

Net Assets	$105,306,283	$56,957,452	$338,457,214	$563,870,471

Net Assets Consist of:
Capital paid in	$105,306,283	$57,145,244	$345,114,302	$544,936,095
Undistributed net investment deficit	—	(476,484)	(873,132)	(10,172,628)
Accumulated net realized loss on investments	—	(20,243)	(13,618,413)	(2,122,346)
Net unrealized appreciation in value of investments	—	308,935	7,834,457	31,229,350
Total	$105,306,283	$56,957,452	$338,457,214	$563,870,471

122	See notes to financial statements	123

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2015

			LIMITED
	CASH		DURATION HIGH		INVESTMENT
	MANAGEMENT		QUALITY BOND	GOVERNMENT	GRADE

Net Assets:
Class A	$101,760,826		$18,387,885	$281,842,781	$480,481,782
Class B	$391,909		N/A	$2,825,497	$4,094,657
Advisor Class	N/A		$32,449,513	$40,866,158	$52,598,115
Institutional Class	$3,153,548		$6,120,054	$12,922,778	$26,695,917

Shares outstanding (Note 8):
Class A	101,760,826		1,861,019	25,671,280	47,941,543
Class B	391,909		N/A	258,076	411,087
Advisor Class	N/A		3,272,527	3,720,853	5,240,623
Institutional Class	3,153,548		616,862	1,172,033	2,657,823

Net asset value and redemption price
per share – Class A	$1.00	#	$9.88	$10.98	$10.02

Maximum offering price per share – Class A
(Net asset value/.9425)*	N/A		$10.48	$11.65	$10.63

Net asset value and offering price per share –
Class B**	$1.00		N/A	$10.95	$9.96

Net asset value, offering price and redemption price
per share – Advisor Class	N/A		$9.92	$10.98	$10.04

Net asset value, offering price and redemption price
per share – Institutional Class	$1.00		$9.92	$11.03	$10.04

# Also maximum offering price per share.

* On purchases of $100,000 or more, the sales charge is reduced (Note 8).

** Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 8).

124	See notes to financial statements	125

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2015

		INTERNATIONAL
	STRATEGIC	OPPORTUNITIES	FLOATING	FUND FOR
	INCOME	BOND	RATE	INCOME

Assets
Investments in securities:
Cost — Unaffiliated issuers	$—	$144,433,561	$99,008,643	$674,374,571
Cost — Affiliated issuers (Note 2)	121,503,439	—	—	—
Total cost of investments	$121,503,439	$144,433,561	$99,008,643	$674,374,571

Value — Unaffiliated issuers (Note 1A)	$—	$137,491,907	$98,431,025	$677,818,633
Value — Affiliated issuers (Note 2)	119,081,955	—	—	—
Total value of investments	119,081,955	137,491,907	98,431,025	677,818,633

Cash	2,748,790	4,669,784	9,602,505	26,995,422
Receivables:
Investment securities sold	—	—	679,719	886,301
Dividends and interest	—	1,096,213	440,816	11,418,666
Shares sold	259,258	134,069	158,225	472,690
Unrealized gain on foreign exchange contracts (Note 7)	—	595,894	—	—
Other assets	10,072	13,803	9,304	72,032
Total Assets	122,100,075	144,001,670	109,321,594	717,663,744

Liabilities
Payables:
Investment securities purchased	—	4,252,693	4,734,100	16,419,242
Shares redeemed	197,979	141,810	51,644	1,110,441
Dividends payable	12,508	8,125	4,639	366,999
Unrealized loss on foreign exchange contracts (Note 7)	—	148,000	—	—
Accrued advisory fees	5,267	81,872	35,020	428,492
Accrued shareholder servicing costs	12,579	22,794	18,473	99,719
Accrued expenses	31,699	38,546	46,984	45,414
Total Liabilities	260,032	4,693,840	4,890,860	18,470,307

Net Assets	$121,840,043	$139,307,830	$104,430,734	$699,193,437

Net Assets Consist of:
Capital paid in	$123,661,999	$148,681,506	$106,970,466	$872,774,805
Undistributed net investment income (deficit)	301,826	(2,644,743)	(323,168)	(6,362,510)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	297,702	(128,195)	(1,638,946)	(170,662,920)
Net unrealized appreciation (depreciation) in value of
investments and foreign currency transactions	(2,421,484)	(6,600,738)	(577,618)	3,444,062
Total	$121,840,043	$139,307,830	$104,430,734	$699,193,437

126	See notes to financial statements	127

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2015

		INTERNATIONAL
	STRATEGIC	OPPORTUNITIES	FLOATING	FUND FOR
	INCOME	BOND	RATE	INCOME

Net Assets:
Class A	$121,469,345	$78,131,032	$55,530,905	$610,389,617
Class B	N/A	N/A	N/A	$4,005,050
Advisor Class	$370,698	$42,811,885	$42,682,123	$35,993,912
Institutional Class	N/A	$18,364,913	$6,217,706	$48,804,858

Shares outstanding (Note 8):
Class A	12,405,748	8,272,263	5,706,652	239,412,601
Class B	N/A	N/A	N/A	1,575,094
Advisor Class	37,940	4,527,424	4,386,442	14,119,901
Institutional Class	N/A	1,935,523	640,108	19,062,354

Net asset value and redemption price
per share — Class A	$9.79	$9.44	$9.73	$2.55

Maximum offering price per share — Class A
(Net asset value/.9425)*	$10.39	$10.02	$10.32	$2.71

Net asset value and offering price per share —
Class B**	N/A	N/A	N/A	$2.54

Net asset value, offering price and redemption price
per share — Advisor Class	$9.77	$9.46	$9.73	$2.55

Net asset value, offering price and redemption price
per share — Institutional Class	N/A	$9.49	$9.71	$2.56

* On purchases of $100,000 or more, the sales charge is reduced (Note 8).

** Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 8).

128	See notes to financial statements	129

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

	TOTAL	EQUITY	GROWTH &
RETURN		INCOME	INCOME	GLOBAL

Assets
Investments in securities:
At identified cost	$660,682,516	$424,296,599	$1,140,944,024	$390,387,902
At value (Note 1A)	$862,229,632	$579,743,164	$1,874,795,814	$443,552,440
Cash	994,001	1,832,594	1,808,776	1,935,781
Receivables:
Investment securities sold	3,147,024	3,413,870	6,188,614	3,267,064
Dividends and interest	3,381,295	993,406	2,232,506	862,352
Shares sold	885,572	453,504	1,082,567	414,408
Other assets	79,805	56,235	179,943	41,502
Total Assets	870,717,329	586,492,773	1,886,288,220	450,073,547

Liabilities
Payables:
Investment securities purchased	1,685,040	800,000	490,003	1,788,339
Shares redeemed	1,298,509	1,187,652	3,773,136	492,118
Accrued advisory fees	527,424	374,303	1,117,709	352,667
Accrued shareholder servicing costs	97,244	65,178	203,276	68,471
Accrued expenses	29,528	20,981	60,442	46,324
Total Liabilities	3,637,745	2,448,114	5,644,566	2,747,919

Net Assets	$867,079,584	$584,044,659	$1,880,643,654	$447,325,628

Net Assets Consist of:
Capital paid in	$660,689,193	$415,758,969	$1,102,609,353	$388,837,587
Undistributed net investment income (deficit)	(5,968,322)	1,703,837	4,218,818	(432,755)
Accumulated net realized gain on investments and
foreign currency transactions	10,811,597	11,135,288	39,963,693	5,768,113
Net unrealized appreciation in value of investments and
foreign currency transactions	201,547,116	155,446,565	733,851,790	53,152,683
Total	$867,079,584	$584,044,659	$1,880,643,654	$447,325,628

130	See notes to financial statements	131

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

	TOTAL	EQUITY	GROWTH &
	RETURN	INCOME	INCOME	GLOBAL

Net Assets:
Class A	$823,813,180	$532,119,552	$1,699,345,663	$356,541,773
Class B	$9,610,564	$4,813,275	$24,010,054	$4,030,868
Advisor Class	$1,381,107	$38,507,826	$146,667,001	$83,518,623
Institutional Class	$32,274,733	$8,604,006	$10,620,936	$3,234,364

Shares outstanding (Note 8):
Class A	41,961,848	54,074,534	74,442,768	45,822,003
Class B	498,330	498,231	1,127,843	632,908
Advisor Class	70,231	3,910,610	6,397,599	10,614,782
Institutional Class	1,637,688	870,524	464,584	409,337

Net asset value and redemption price per share — Class A	$19.63	$9.84	$22.83	$7.78

Maximum offering price per share — Class A
(Net asset value/.9425)*	$20.83	$10.44	$24.22	$8.25

Net asset value and offering price per share — Class B**	$19.29	$9.66	$21.29	$6.37

Net asset value, offering price and redemption price
per share — Advisor Class	$19.67	$9.85	$22.93	$7.87

Net asset value, offering price and redemption price
per share — Institutional Class	$19.71	$9.88	$22.86	$7.90

* On purchases of $100,000 or more, the sales charge is reduced (Note 8).

** Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 8).

132	See notes to financial statements	133

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL

Assets
Investments in securities:
At identified cost	$298,978,115	$599,551,634	$398,623,893	$189,279,486
At value (Note 1A)	$416,357,350	$956,770,056	$515,993,214	$243,141,685
Cash	2,809,377	2,272,144	914,827	2,247,944
Receivables:
Investment securities sold	—	2,686,535	5,225,002	164,673
Dividends and interest	268,799	569,049	348,239	1,243,297
Shares sold	529,142	781,690	286,799	278,086
Other assets	37,154	86,385	46,938	23,658
Total Assets	420,001,822	963,165,859	522,815,019	247,099,343

Liabilities
Payables:
Investment securities purchased	—	3,214,168	475,981	—
Shares redeemed	647,377	1,719,721	814,746	433,656
Accrued advisory fees	271,863	587,977	359,088	211,584
Accrued shareholder servicing costs	54,240	116,782	77,960	47,786
Accrued expenses	17,298	24,680	27,253	48,622
Total Liabilities	990,778	5,663,328	1,755,028	741,648

Net Assets	$419,011,044	$957,502,531	$521,059,991	$246,357,695

Net Assets Consist of:
Capital paid in	$264,568,246	$557,828,365	$389,641,026	$216,124,389
Undistributed net investment income (deficit)	526,156	1,070,814	(127,007)	310,917
Accumulated net realized gain (loss) on investments
and foreign currency transactions	36,537,407	41,384,930	14,176,651	(23,924,314)
Net unrealized appreciation in value of investments
and foreign currency transactions	117,379,235	357,218,422	117,369,321	53,846,703
Total	$419,011,044	$957,502,531	$521,059,991	$246,357,695

134	See notes to financial statements	135

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL

Net Assets:
Class A	$370,963,222	$895,226,976	$476,434,605	$199,580,341
Class B	$4,909,740	$11,893,419	$4,421,316	$2,446,484
Advisor Class	$39,431,301	$46,116,603	$33,795,250	$42,029,236
Institutional Class	$3,706,781	$4,265,533	$6,408,820	$2,301,634

Shares outstanding (Note 8):
Class A	30,073,794	21,305,377	16,987,629	15,169,563
Class B	446,391	345,029	200,525	195,898
Advisor Class	3,179,797	1,087,936	1,201,965	3,172,778
Institutional Class	297,858	100,986	227,231	173,560

Net asset value and redemption price per share — Class A	$12.34	$42.02	$28.05	$13.16

Maximum offering price per share — Class A
(Net asset value/.9425)*	$13.09	$44.58	$29.76	$13.96

Net asset value and offering price per share — Class B**	$11.00	$34.47	$22.05	$12.49

Net asset value, offering price and redemption price
per share — Advisor Class	$12.40	$42.39	$28.12	$13.25

Net asset value, offering price and redemption price
per share — Institutional Class	$12.44	$42.24	$28.20	$13.26

* On purchases of $100,000 or more, the sales charge is reduced (Note 8).

** Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 8).

136	See notes to financial statements	137

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Year Ended March 31, 2015

		LIMITED
	CASH	DURATION HIGH		INVESTMENT
	MANAGEMENT	QUALITY BOND	GOVERNMENT	GRADE

Investment Income
Interest	$46,321	$280,144	$4,578,879	$10,813,873
Expenses (Notes 1 and 3):
Advisory fees	268,753	159,127	1,104,960	1,820,715
Distribution plan expenses – Class A	—	21,788	428,497	714,653
Distribution plan expenses – Class B	1,505	N/A	15,342	22,055
Shareholder servicing costs – Class A	231,393	11,419	229,335	345,665
Shareholder servicing costs – Class B	683	N/A	4,513	7,035
Shareholder servicing costs – Advisor Class	N/A	31,036	31,690	32,765
Shareholder servicing costs – Institutional Class	404	784	1,249	3,613
Professional fees	16,678	16,323	28,189	42,249
Custodian fees	9,662	7,963	20,430	21,214
Registration fees	34,999	25,124	27,349	42,052
Reports to shareholders	8,349	3,560	9,708	12,670
Trustees' fees	2,869	823	8,392	13,913
Other expenses	4,630	11,231	30,206	25,147

Total expenses	579,925	289,178	1,939,860	3,103,746
Less: Expenses waived (Note 3)	(533,422)	(90,432)	(184,160)	(298,889)
Expenses paid indirectly (Note 1G)	(182)	(82)	(568)	(339)
Net expenses	46,321	198,664	1,755,132	2,804,518
Net investment income	—	81,480	2,823,747	8,009,355

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investments	—	(5,507)	1,911,825	2,337,210
Net unrealized gain on investments	—	401,918	2,690,078	6,318,835
Net gain on investments	—	396,411	4,601,903	8,656,045

Net Increase in Net Assets Resulting from Operations	$—	$477,891	$7,425,650	$16,665,400

138	See notes to financial statements	139

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Year Ended March 31, 2015

		INTERNATIONAL
	STRATEGIC	OPPORTUNITIES	FLOATING	FUND FOR
	INCOME	BOND	RATE	INCOME

Investment Income
Interest	$—	$980,853 (a)	$1,868,606	$20,484,127
Dividends from affiliate (Note 2)	2,336,732	—	—	—
Total income	2,336,732	980,853	1,868,606	20,484,127
Expenses (Notes 1 and 3):
Advisory fees	28,017	502,250	289,834	2,501,187
Distribution plan expenses – Class A	167,602	119,253	79,399	914,642
Distribution plan expenses – Class B	N/A	N/A	N/A	21,282
Shareholder servicing costs – Class A	66,622	80,373	46,601	473,467
Shareholder servicing costs – Class B	N/A	N/A	N/A	5,622
Shareholder servicing costs – Advisor Class	283	31,966	32,262	32,839
Shareholder servicing costs – Institutional Class	N/A	2,557	848	6,708
Professional fees	42,442	4,340	23,697	50,654
Custodian fees	3,058	38,652	40,009	23,456
Registration fees	28,362	21,050	23,623	38,275
Reports to shareholders	7,632	6,188	5,151	16,971
Trustees’ fees	2,910	2,905	2,002	17,596
Other expenses	9,191	12,392	39,722	52,988
Total expenses	356,119	821,926	583,148	4,155,687
Less: Expenses waived (Note 3)	—	(31,122)	(99,651)	(77,568)
Expenses paid indirectly (Note 1G)	—	—	(785)	(907)
Net expenses	356,119	790,804	482,712	4,077,212
Net investment income	1,980,613	190,049	1,385,894	16,406,915

Realized and Unrealized Gain (Loss) on Investments, Affiliate and
Foreign Currency Transactions (Notes 2 and 7):
Net realized gain (loss) on:
Investments	—	240,864	(1,599,128)	(8,427,540)
Affiliate	30,582	—	—	—
Capital gain distribution from affiliate	274,361	—	—	—
Foreign currency transactions	—	11,009	—	—
Net realized gain (loss) on investments, affiliate and
foreign currency transactions	304,943	251,873	(1,599,128)	(8,427,540)
Net unrealized gain (loss) on:
Investments	—	(4,274,111)	346,654	(1,768,263)
Affiliate	(1,155,839)	—	—	—
Foreign currency transactions	—	266,497	—	—

Net unrealized gain (loss) on investments, affiliate and
foreign currency transactions	(1,155,839)	(4,007,614)	346,654	(1,768,263)

Net loss on investments, affiliate and
foreign currency transactions	(850,896)	(3,755,741)	(1,252,474)	(10,195,803)

Net Increase (Decrease) in Net Assets Resulting
from Operations	$1,129,717	$(3,565,692)	$133,420	$6,211,112

(a) Net of $21,810 foreign taxes withheld.

140	See notes to financial statements	141

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Year Ended March 31, 2015

	TOTAL		EQUITY		GROWTH &
	RETURN		INCOME		INCOME		GLOBAL
Investment Income
Dividends	$5,172,556	(a)	$7,759,481	(b)	$19,550,086	(c)	$2,640,393 (d)
Interest	3,901,780		8,345		3,133		1,241

Total income	9,074,336		7,767,826		19,553,219		2,641,634

Expenses (Notes 1 and 3):
Advisory fees	2,838,599		2,081,333		6,195,219		2,018,650
Distribution plan expenses – Class A	1,188,718		781,466		2,486,482		514,315
Distribution plan expenses – Class B	48,317		26,499		122,795		20,008
Shareholder servicing costs – Class A	532,133		346,141		1,094,037		320,028
Shareholder servicing costs – Class B	10,366		7,260		26,855		5,925
Shareholder servicing costs – Advisor Class	489		9,693		23,804		31,147
Shareholder servicing costs – Institutional Class	543		1,296		1,249		472
Professional fees	38,333		26,910		73,832		29,206
Custodian fees	24,339		10,950		31,246		100,322
Registration fees	42,049		39,888		41,937		33,186
Reports to shareholders	21,094		13,124		43,973		13,048
Trustees’ fees	21,278		14,547		46,657		10,229
Other expenses	49,222		26,633		84,440		44,610

Total expenses	4,815,480		3,385,740		10,272,526		3,141,146
Less: Expenses waived (Note 3)	—		—		—		(106,245)
Expenses paid indirectly (Note 1G)	(2,903)		(2,067)		(6,664)		—

Net expenses	4,812,577		3,383,673		10,265,862		3,034,901

Net investment income (loss)	4,261,759		4,384,153		9,287,357		(393,267)

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	17,981,607		12,358,732		61,333,579		6,697,783
Foreign currency transactions	—		—		—		(70,109)

Net realized gain on investments and
foreign currency transactions	17,981,607		12,358,732		61,333,579		6,627,674

Net unrealized appreciation of investments and
foreign currency transactions	10,979,633		5,737,553		28,072,557		27,270,723
Net gain on investments and foreign currency transactions	28,961,240		18,096,285		89,406,136		33,898,397

Net Increase in Net Assets Resulting from Operations	$33,222,999		$22,480,438		$98,693,493		$33,505,130

(a) Net of $10,048 foreign taxes withheld

(b) Net of $18,553 foreign taxes withheld

(c) Net of $37,708 foreign taxes withheld

(d) Net of $114,340 foreign taxes withheld

142	See notes to financial statements	143

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Year Ended March 31, 2015

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Investment Income
Dividends	$2,950,159	$6,383,729	$3,465,693	$2,268,471 (e)
Interest	1,338	7,960	1,373	1,140

Total income	2,951,497	6,391,689	3,467,066	2,269,611

Expenses (Notes 1 and 3):
Advisory fees	1,472,150	3,173,152	1,953,753	1,165,903
Distribution plan expenses – Class A	528,360	1,254,144	662,177	293,505
Distribution plan expenses – Class B	24,509	58,932	21,580	13,154
Shareholder servicing costs – Class A	293,481	612,717	385,660	230,567
Shareholder servicing costs – Class B	6,078	13,321	6,485	4,769
Shareholder servicing costs – Advisor Class	9,762	33,117	27,798	31,209
Shareholder servicing costs – Institutional Class	519	604	887	353
Professional fees	19,996	37,715	27,247	22,091
Custodian fees	6,334	16,699	14,387	103,694
Registration fees	27,026	32,248	39,000	26,876
Reports to shareholders	11,618	24,086	15,559	12,091
Trustees’ fees	9,929	22,880	12,196	5,829
Other expenses	15,001	44,326	29,904	20,494

Total expenses	2,424,763	5,323,941	3,196,633	1,930,535
Less: Expenses waived (Note 3)	—	—	(29,283)	—
Expenses paid indirectly (Note 1G)	—	(3,201)	(1,736)	—

Net expenses	2,424,763	5,320,740	3,165,614	1,930,535

Net investment income	526,734	1,070,949	301,452	339,076

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	43,233,922	45,163,998	16,752,896	(1,314,000)
Foreign currency transactions	—	—	—	7,071

Net realized gain (loss) on investments
and foreign currency transactions	43,233,922	45,163,998	16,752,896	(1,306,929)

Net unrealized appreciation of investments and
foreign currency transactions	2,283,354	39,446,940	35,041,243	3,664,117

Net gain on investments and foreign currency transactions	45,517,276	84,610,938	51,794,139	2,357,188

Net Increase in Net Assets Resulting from Operations	$46,044,010	$85,681,887	$52,095,591	$2,696,264

(e) Net of $254,349 foreign taxes withheld

144	See notes to financial statements	145

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

			LIMITED DURATION HIGH
	CASH MANAGEMENT		QUALITY BOND		GOVERNMENT		INVESTMENT GRADE
	10/1/2014 to	10/1/2013 to	10/1/2014 to	5/19/2014 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to
	3/31/2015	9/30/2014	3/31/2015	9/30/2014 *	3/31/2015	9/30/2014	3/31/2015	9/30/2014

Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$—	$81,480	$28,328	$2,823,747	$6,379,840	$8,009,355	$17,649,460
Net realized gain (loss) on investments	—	—	(5,507)	1,982	1,911,825	(19,344)	2,337,210	13,046,431
Net unrealized appreciation (depreciation) of investments	—	—	401,918	(92,983)	2,690,078	(259,062)	6,318,835	(206,910)

Net increase (decrease) in net assets resulting
from operations	—	—	477,891	(62,673)	7,425,650	6,101,434	16,665,400	30,488,981
Dividends to Shareholders
Net investment income – Class A	—	—	(138,595)	(30,500)	(3,271,920)	(7,662,961)	(9,411,855)	(20,331,273)
Net investment income – Class B	—	—	N/A	N/A	(22,499)	(62,062)	(73,454)	(179,088)
Net investment income – Advisor Class	N/A	N/A	(288,342)	(28,533)	(443,513)	(480,975)	(970,890)	(1,094,669)
Net investment income – Institutional Class	—	—	(52,353)	(64,687)	(116,435)	(198,725)	(527,839)	(750,388)

Total dividends	—	—	(479,290)	(123,720)	(3,854,367)	(8,404,723)	(10,984,038)	(22,355,418)

Share Transactions
Class A:
Proceeds from shares sold	87,082,041	211,817,957	10,591,352	13,237,212	11,248,523	45,726,997	32,265,938	81,171,489
Reinvestment of dividends	—	—	136,864	30,054	3,085,193	7,192,044	8,786,400	18,921,205
Cost of shares redeemed	(93,408,909)	(234,002,418)	(1,237,113)	(4,316,496)	(25,398,627)	(116,060,110)	(40,513,394)	(176,833,988)

	(6,326,868)	(22,184,461)	9,491,103	8,950,770	(11,064,911)	(63,141,069)	538,944	(76,741,294)
Class B:
Proceeds from shares sold	267,333	697,875	N/A	N/A	151,612	276,364	300,936	479,354
Reinvestment of dividends	—	—	N/A	N/A	21,459	58,547	71,091	171,931
Cost of shares redeemed	(279,451)	(864,912)	N/A	N/A	(635,854)	(1,768,116)	(1,045,981)	(2,158,463)

	(12,118)	(167,037)	N/A	N/A	(462,783)	(1,433,205)	(673,954)	(1,507,178)

Advisor Class:
Proceeds from shares sold	N/A	N/A	7,373,404	25,824,235	9,339,425	52,153,063	12,472,056	71,243,411
Reinvestment of dividends	N/A	N/A	287,977	28,441	441,169	474,247	963,274	1,078,449
Cost of shares redeemed	N/A	N/A	(872,407)	(146,922)	(3,021,138)	(18,897,640)	(5,720,544)	(27,970,711)

	N/A	N/A	6,788,974	25,705,754	6,759,456	33,729,670	7,714,786	44,351,149

Institutional Class:
Proceeds from shares sold	750,310	3,463,169	3,912,717	11,067,703	7,546,457	9,215,018	4,079,410	16,142,663
Reinvestment of dividends	—	—	8,576	29,424	33,665	16,394	125,226	70,885
Cost of shares redeemed	(192,139)	(868,792)	(2,927,339)	(5,882,438)	(5,561,397)	(3,085,830)	(31,415)	(3,456,464)

	558,171	2,594,377	993,954	5,214,689	2,018,725	6,145,582	4,173,221	12,757,084

Net increase (decrease) from share transactions	(5,780,815)	(19,757,121)	17,274,031	39,871,213	(2,749,513)	(24,699,022)	11,752,997	(21,140,239)

Net increase (decrease) in net assets	(5,780,815)	(19,757,121)	17,272,632	39,684,820	821,770	(27,002,311)	17,434,359	(13,006,676)

Net Assets
Beginning of period	111,087,098	130,844,219	39,684,820	—	337,635,444	364,637,755	546,436,112	559,442,788

End of period†	$105,306,283	$111,087,098	$56,957,452	$39,684,820	$338,457,214	$337,635,444	$563,870,471	$546,436,112

†includes undistributed net investment income (deficit) of	$—	$—	$(476,484)	$(78,674)	$(873,132)	$157,488	$(10,172,628)	$(7,197,945)

*From May 19, 2014 (commencement of operations) to September 30, 2014.

146	See notes to financial statements	147

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

			LIMITED DURATION HIGH
	CASH MANAGEMENT		QUALITY BOND		GOVERNMENT		INVESTMENT GRADE
	10/1/2014 to	10/1/2013 to	10/1/2014 to	5/19/2014 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to
	3/31/2015	9/30/2014	3/31/2015	9/30/2014 *	3/31/2015	9/30/2014	3/31/2015	9/30/2014

Shares Issued and Redeemed
Class A:
Sold	87,082,041	211,817,957	1,070,923	1,329,865	1,027,962	4,190,804	3,229,915	8,191,662
Issued for dividends reinvested	—	—	13,841	3,032	281,499	659,440	877,354	1,903,981
Redeemed	(93,408,909)	(234,002,418)	(125,159)	(431,483)	(2,321,155)	(10,645,942)	(4,054,937)	(17,813,078)

Net increase (decrease) in Class A shares outstanding	(6,326,868)	(22,184,461)	959,605	901,414	(1,011,694)	(5,795,698)	52,332	(7,717,435)

Class B:
Sold	267,333	697,875	N/A	N/A	13,843	25,432	30,355	48,509
Issued for dividends reinvested	—	—	N/A	N/A	1,963	5,382	7,140	17,366
Redeemed	(279,451)	(864,912)	N/A	N/A	(58,158)	(162,492)	(105,174)	(218,455)

Net decrease in Class B shares outstanding	(12,118)	(167,037)	N/A	N/A	(42,352)	(131,678)	(67,679)	(152,580)

Advisor Class:
Sold	N/A	N/A	743,695	2,599,761	853,680	4,795,733	1,247,733	7,160,663
Issued for dividends reinvested	N/A	N/A	29,022	2,870	40,255	43,538	96,082	107,780
Redeemed	N/A	N/A	(88,006)	(14,815)	(276,145)	(1,736,298)	(572,270)	(2,799,465)

Net increase in Advisor Class shares outstanding	N/A	N/A	684,711	2,587,816	617,790	3,102,973	771,545	4,468,978

Institutional Class:
Sold	750,310	3,463,169	394,633	1,106,791	688,867	842,500	408,023	1,630,886
Issued for dividends reinvested	—	—	864	2,954	3,054	1,499	12,475	7,117
Redeemed	(192,139)	(868,792)	(295,392)	(592,988)	(506,054)	(282,544)	(3,132)	(349,768)

Net increase in Institutional Class shares outstanding	558,171	2,594,377	100,105	516,757	185,867	561,455	417,366	1,288,235

*From May 19, 2014 (commencement of operations) to September 30, 2014.

148	See notes to financial statements	149

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

			INTERNATIONAL		FLOATING		FUND FOR
	STRATEGIC INCOME		OPPORTUNITIES BOND		RATE		INCOME
	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/21/2013 to	10/1/2014 to	10/1/2013 to
	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014 *	3/31/2015	9/30/2014
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,980,613	$2,423,869	$190,049	$2,313,398	$1,385,894	$1,492,165	$16,406,915	$33,051,834
Net realized gain (loss) on investments, affiliate and
foreign currency transactions	30,582	697,928	251,873	(270,864)	(1,599,128)	(7,835)	(8,427,540)	6,767,267
Capital gain distributions from affiliate (Note 2)	274,361	100,350	—	—	—	—	—	—
Net unrealized appreciation (depreciation) of investments, affiliate
and foreign currency transactions	(1,155,839)	(665,576)	(4,007,614)	535,302	346,654	(924,272)	(1,768,263)	(3,544,808)
Net increase (decrease) in net assets resulting
from operations	1,129,717	2,556,571	(3,565,692)	2,577,836	133,420	560,058	6,211,112	36,274,293
Distributions to Shareholders
Net investment income – Class A	(1,982,968)	(2,130,034)	(1,150,963)	(2,397,230)	(793,290)	(1,126,276)	(15,691,737)	(34,202,186)
Net investment income – Class B	N/A	N/A	N/A	N/A	N/A	N/A	(92,323)	(227,682)
Net investment income – Advisor Class	(6,567)	(7,391)	(560,823)	(280,534)	(619,425)	(486,626)	(905,154)	(807,661)
Net investment income – Institutional Class	N/A	N/A	(270,798)	(289,799)	(99,081)	(108,512)	(1,292,430)	(1,802,302)
Net realized gains – Class A	(801,079)	(22,344)	—	—	—	—	—	—
Net realized gains – Class B	N/A	N/A	N/A	N/A	N/A	N/A	—	—
Net realized gains – Advisor Class	(2,497)	(63)	—	—	—	—	—	—
Net realized gains – Institutional Class	N/A	N/A	—	—	—	—	—	—
Total distributions	(2,793,111)	(2,159,832)	(1,982,584)	(2,967,563)	(1,511,796)	(1,721,414)	(17,981,644)	(37,039,831)
Share Transactions
Class A:
Proceeds from shares sold	25,776,370	61,761,010	6,607,537	22,197,260	9,107,572	84,453,964	31,770,067	88,358,374
Reinvestment of distributions	2,706,883	2,063,899	1,107,905	2,306,579	770,493	1,080,800	13,498,692	29,346,065
Cost of shares redeemed	(6,895,735)	(10,026,335)	(6,460,984)	(43,936,569)	(3,945,671)	(34,565,629)	(46,131,982)	(144,333,701)
	21,587,518	53,798,574	1,254,458	(19,432,730)	5,932,394	50,969,135	(863,223)	(26,629,262)
Class B:
Proceeds from shares sold	N/A	N/A	N/A	N/A	N/A	N/A	197,750	920,956
Reinvestment of dividends	N/A	N/A	N/A	N/A	N/A	N/A	71,972	182,565
Cost of shares redeemed	N/A	N/A	N/A	N/A	N/A	N/A	(882,191)	(1,414,505)
	N/A	N/A	N/A	N/A	N/A	N/A	(612,469)	(310,984)
Advisor Class:
Proceeds from shares sold	143,561	455,009	11,682,531	37,423,299	9,759,635	39,741,189	8,935,014	41,261,269
Reinvestment of distributions	9,033	7,328	558,550	276,872	616,793	478,322	881,330	784,845
Cost of shares redeemed	(99,406)	(140,379)	(1,768,114)	(3,255,720)	(2,101,568)	(4,793,984)	(4,403,384)	(9,955,691)
	53,188	321,958	10,472,967	34,444,451	8,274,860	35,425,527	5,412,960	32,090,423
Institutional Class:
Proceeds from shares sold	N/A	N/A	3,051,439	12,728,446	1,016,939	5,506,088	6,493,709	25,179,719
Reinvestment of dividends	N/A	N/A	56,784	15,013	21,248	6,590	294,317	157,410
Cost of shares redeemed	N/A	N/A	(42,658)	(3,462,799)	(68,892)	(113,423)	(141,218)	(521,931)
	N/A	N/A	3,065,565	9,280,660	969,295	5,399,255	6,646,808	24,815,198
Net increase from share transactions	21,640,706	54,120,532	14,792,990	24,292,381	15,176,549	91,793,917	10,584,076	29,965,375
Net increase (decrease) in net assets	19,977,312	54,517,271	9,244,714	23,902,654	13,798,173	90,632,561	(1,186,456)	29,199,837
Net Assets
Beginning of period	101,862,731	47,345,460	130,063,116	106,160,462	90,632,561	—	700,379,893	671,180,056
End of period†	$121,840,043	$101,862,731	$139,307,830	$130,063,116	$104,430,734	$90,632,561	$699,193,437	$700,379,893

†Includes undistributed net investment income (deficit) of	$301,826	$310,748	$(2,644,743)	$(852,208)	$(323,168)	$(197,266)	$(6,362,510)	$(4,787,781)

*From October 21, 2013 (commencement of operations) to September 30, 2014.

150	See notes to financial statements	151

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

			INTERNATIONAL				FUND FOR
	STRATEGIC INCOME		OPPORTUNITIES BOND		FLOATING RATE		INCOME
	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/21/2013 to	10/1/2014 to	10/1/2013 to
	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014 *	3/31/2015	9/30/2014

Shares Issued and Redeemed
Class A:
Sold	2,612,693	6,172,502	682,491	2,244,112	933,433	8,442,630	12,422,196	33,280,697
Issued for distributions reinvested	275,483	205,859	114,347	232,553	79,162	108,155	5,275,963	11,057,224
Redeemed	(699,905)	(1,001,182)	(668,835)	(4,410,954)	(405,582)	(3,451,146)	(18,054,305)	(54,349,959)

Net increase (decrease) in Class A shares outstanding	2,188,271	5,377,179	128,003	(1,934,289)	607,013	5,099,639	(356,146)	(10,012,038)

Class B:
Proceeds from shares sold	N/A	N/A	N/A	N/A	N/A	N/A	78,104	347,575
Issued for dividends reinvested	N/A	N/A	N/A	N/A	N/A	N/A	28,175	68,849
Cost of shares redeemed	N/A	N/A	N/A	N/A	N/A	N/A	(344,803)	(533,762)

Net decrease in Class B shares outstanding	N/A	N/A	N/A	N/A	N/A	N/A	(238,524)	(117,338)

Advisor Class:
Proceeds from shares sold	14,547	45,636	1,216,303	3,729,318	1,001,358	3,969,777	3,489,025	15,465,806
Issued for distributions reinvested	921	731	57,633	27,485	63,362	47,955	344,433	295,797
Cost of shares redeemed	(10,048)	(13,949)	(182,386)	(321,028)	(215,569)	(480,441)	(1,717,489)	(3,758,058)

Net increase in Advisor Class shares outstanding	5,420	32,418	1,091,550	3,435,775	849,151	3,537,291	2,115,969	12,003,545

Institutional Class:
Sold	N/A	N/A	313,807	1,267,310	104,523	551,165	2,516,732	9,477,561
Issued for dividends reinvested	N/A	N/A	5,957	1,506	2,187	661	114,811	59,086
Redeemed	N/A	N/A	(4,368)	(359,024)	(7,052)	(11,376)	(55,105)	(195,720)

Net increase in Institutional Class shares outstanding	N/A	N/A	315,396	909,792	99,658	540,450	2,576,438	9,340,927

*From October 21, 2013 (commencement of operations) to September 30, 2014.

152	See notes to financial statements	153

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		EQUITY INCOME		GROWTH & INCOME		GLOBAL
	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to
	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$4,261,759	$8,407,620	$4,384,153	$7,244,968	$9,287,357	$14,016,507	$(393,267)	$239,972
Net realized gain on investments and
foreign currency transactions	17,981,607	25,772,693	12,358,732	30,301,068	61,333,579	70,159,616	6,627,674	79,139,149
Net unrealized appreciation (depreciation) of investments and
foreign currency transactions	10,979,633	35,444,536	5,737,553	33,659,925	28,072,557	156,112,611	27,270,723	(46,358,367)
Net increase in net assets resulting
from operations	33,222,999	69,624,849	22,480,438	71,205,961	98,693,493	240,288,734	33,505,130	33,020,754
Distributions to Shareholders
Net investment income – Class A	(5,908,026)	(11,589,796)	(4,425,754)	(7,308,606)	(8,390,324)	(14,693,099)	—	(1,571,087)
Net investment income – Class B	(21,089)	(84,218)	(23,809)	(33,822)	(47,198)	—	—	—
Net investment income – Advisor Class	(11,293)	(16,709)	(350,412)	(215,775)	(895,726)	(443,703)	—	—
Net investment income – Institutional Class	(82,990)	(50,101)	(83,040)	(152,607)	(63,335)	(116,706)	—	—
Net realized gains – Class A	(26,531,506)	(15,149,081)	(23,687,499)	(8,100,460)	(74,526,500)	(51,578,337)	(57,930,649)	(4,253,988)
Net realized gains – Class B	(334,083)	(229,503)	(250,819)	(105,356)	(1,191,667)	(937,957)	(798,140)	(67,698)
Net realized gains – Advisor Class	(45,598)	(24)	(1,557,015)	(18)	(6,144,693)	(37)	(12,698,968)	(15)
Net realized gains – Institutional Class	(97,905)	(53,776)	(368,685)	(129,941)	(449,195)	(270,881)	(522,230)	(35,709)
Total distributions	(33,032,490)	(27,173,208)	(30,747,033)	(16,046,585)	(91,708,638)	(68,040,720)	(71,949,987)	(5,928,497)

Share Transactions
Class A:
Proceeds from shares sold	73,106,373	144,374,381	38,101,893	85,872,353	89,538,057	230,925,355	17,913,456	88,234,191
Reinvestment of distributions	32,137,442	26,449,062	27,864,108	15,249,050	82,420,728	65,872,831	57,247,510	5,753,231
Cost of shares redeemed	(49,274,460)	(109,213,517)	(37,256,401)	(117,865,104)	(112,002,724)	(365,688,742)	(20,030,988)	(102,920,706)
	55,969,355	61,609,926	28,709,600	(16,743,701)	59,956,061	(68,890,556)	55,129,978	(8,933,284)
Class B:
Proceeds from shares sold	511,214	1,484,620	267,587	623,623	891,838	2,413,322	315,453	441,711
Reinvestment of distributions	355,159	313,625	273,435	139,178	1,236,146	936,712	796,759	67,598
Cost of shares redeemed	(1,277,725)	(2,589,358)	(1,370,160)	(2,039,550)	(3,606,261)	(8,384,142)	(604,457)	(1,222,951)
	(411,352)	(791,113)	(829,138)	(1,276,749)	(1,478,277)	(5,034,108)	507,755	(713,642)
Advisor Class:
Proceeds from shares sold	286,070	2,798,827	10,743,044	38,036,716	31,432,727	133,528,089	18,485,254	73,936,631
Reinvestment of distributions	55,393	15,483	1,899,859	214,429	7,015,324	440,632	12,687,159	15
Cost of shares redeemed	(1,066,285)	(733,664)	(5,796,807)	(7,273,987)	(15,293,215)	(16,342,521)	(7,569,922)	(9,881,401)
	(724,822)	2,080,646	6,846,096	30,977,158	23,154,836	117,626,200	23,602,491	64,055,245
Institutional Class:
Proceeds from shares sold	29,794,724	3,082,826	1,223,276	7,047,542	627,247	9,598,181	180,552	2,976,002
Reinvestment of distributions	180,865	103,878	138,766	62,617	512,530	387,588	522,230	35,709
Cost of shares redeemed	(281,156)	(439,595)	(39,094)	(5,441,217)	(315,733)	(1,078,926)	(203,484)	(231,983)
	29,694,433	2,747,109	1,322,948	1,668,942	824,044	8,906,843	499,298	2,779,728

Net increase from share transactions	84,527,614	65,646,568	36,049,506	14,625,650	82,456,664	52,608,379	79,739,522	57,188,047
Net increase in net assets	84,718,123	108,098,209	27,782,911	69,785,026	89,441,519	224,856,393	41,294,665	84,280,304

Net Assets
Beginning of period	782,361,461	674,263,252	556,261,748	486,476,722	1,791,202,135	1,566,345,742	406,030,963	321,750,659
End of period†	$867,079,584	$782,361,461	$584,044,659	$556,261,748	$1,880,643,654	$1,791,202,135	$447,325,628	$406,030,963

†Includes undistributed net investment income (deficit) of	$(5,968,322)	$(4,206,683)	$1,703,837	$2,202,699	$4,218,818	$4,328,044	$(432,755)	$(39,488)

154	See notes to financial statements	155

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		EQUITY INCOME		GROWTH & INCOME		GLOBAL
	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to
	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014

Shares Issued and Redeemed
Class A:
Sold	3,719,871	7,452,842	3,824,337	8,880,010	3,938,047	10,508,710	2,198,215	10,363,103
Issued for distributions reinvested	1,663,882	1,370,681	2,857,022	1,572,760	3,697,341	2,994,974	7,684,229	669,759
Redeemed	(2,511,882)	(5,641,693)	(3,747,215)	(12,182,540)	(4,926,749)	(16,660,016)	(2,459,523)	(12,264,036)

Net increase (decrease) in Class A shares outstanding	2,871,871	3,181,830	2,934,144	(1,729,770)	2,708,639	(3,156,332)	7,422,921	(1,231,174)

Class B:
Sold	26,556	78,340	27,522	65,461	42,037	117,647	44,939	60,567
Issued for distributions reinvested	18,759	16,587	28,540	14,671	59,459	45,560	130,402	9,184
Redeemed	(66,730)	(136,994)	(140,446)	(214,501)	(169,888)	(408,507)	(87,768)	(168,404)

Net increase (decrease) in Class B shares outstanding	(21,415)	(42,067)	(84,384)	(134,369)	(68,392)	(245,300)	87,573	(98,653)

Advisor Class:
Sold	14,564	143,455	1,079,732	3,918,285	1,373,730	6,074,233	2,229,655	8,758,177
Issued for distributions reinvested	2,865	784	194,787	21,322	313,516	19,212	1,684,882	2
Redeemed	(54,418)	(37,076)	(581,831)	(721,805)	(675,801)	(707,345)	(935,709)	(1,122,362)

Net increase (decrease) in Advisor Class shares outstanding	(36,989)	107,163	692,688	3,217,802	1,011,445	5,386,100	2,978,828	7,635,817

Institutional Class:
Sold	1,495,912	164,468	122,583	742,515	27,809	458,273	22,468	365,617
Issued for distributions reinvested	9,305	5,378	14,158	6,432	22,969	17,604	69,078	4,128
Redeemed	(14,332)	(23,100)	(3,974)	(534,328)	(14,062)	(48,063)	(25,253)	(26,838)

Net increase in Institutional Class shares outstanding	1,490,885	146,746	132,767	214,619	36,716	427,814	66,293	342,907

156	See notes to financial statements	157

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	SELECT GROWTH		OPPORTUNITY		SPECIAL SITUATIONS		INTERNATIONAL
	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to
	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014

Increase (Decrease) in Net Assets From Operations
Net investment income	$526,734	$151,237	$1,070,949	$1,327,725	$301,452	$303,663	$339,076	$996,055
Net realized gain (loss) on investments and
foreign currency transactions	43,233,922	24,549,198	45,163,998	54,891,351	16,752,896	23,112,572	(1,306,929)	4,446,110
Net unrealized appreciation of investments and
foreign currency transactions	2,283,354	35,452,488	39,446,940	49,674,327	35,041,243	25,222,633	3,664,117	4,414,390
Net increase in net assets resulting
from operations	46,044,010	60,152,923	85,681,887	105,893,403	52,095,591	48,638,868	2,696,264	9,856,555
Distributions to Shareholders
Net investment income – Class A	(33,918)	(137,030)	(1,230,423)	(3,087,350)	(614,851)	—	(712,515)	(446,680)
Net investment income – Class B	—	—	—	—	—	—	—	—
Net investment income – Advisor Class	(23,472)	—	(78,489)	—	(83,726)	—	(140,252)	—
Net investment income – Institutional Class	(4,324)	—	(18,948)	(13,000)	(33,545)	—	(18,281)	—
Net realized gains – Class A	—	—	(53,444,769)	(46,623,738)	(22,889,551)	(66,745,164)	—	—
Net realized gains – Class B	—	—	(913,751)	(963,735)	(282,955)	(931,080)	—	—
Net realized gains – Advisor Class	—	—	(2,495,521)	(73)	(1,540,363)	(179)	—	—
Net realized gains – Institutional Class	—	—	(255,417)	(184,762)	(307,598)	(841,692)	—	—

Total distributions	(61,714)	(137,030)	(58,437,318)	(50,872,658)	(25,752,589)	(68,518,115)	(871,048)	(446,680)

Share Transactions
Class A:
Proceeds from shares sold	25,601,607	53,114,679	62,347,146	122,773,450	29,909,881	58,194,508	17,606,113	56,437,318
Reinvestment of distributions	33,809	136,182	54,304,871	49,375,149	23,373,326	66,412,691	707,912	444,022
Cost of shares redeemed	(26,142,377)	(95,715,532)	(52,269,887)	(146,548,697)	(27,016,823)	(90,955,373)	(13,353,927)	(89,103,615)

	(506,961)	(42,464,671)	64,382,130	25,599,902	26,266,384	33,651,826	4,960,098	(32,222,275)
Class B:
Proceeds from shares sold	277,273	386,548	466,277	1,414,422	214,396	380,874	99,497	324,644
Reinvestment of distributions	—	—	913,334	960,343	282,325	930,707	—	—
Cost of shares redeemed	(787,900)	(1,717,261)	(1,788,811)	(4,831,017)	(672,009)	(1,382,358)	(564,340)	(755,235)

	(510,627)	(1,330,713)	(409,200)	(2,456,252)	(175,288)	(70,777)	(464,843)	(430,591)

Advisor Class:
Proceeds from shares sold	10,553,923	37,235,367	12,719,811	38,736,137	7,328,806	30,546,664	10,655,736	40,013,722
Reinvestment of distributions	23,442	—	2,559,289	73	1,621,689	179	139,818	—
Cost of shares redeemed	(7,201,608)	(6,791,191)	(6,123,913)	(4,324,733)	(3,270,383)	(4,688,154)	(4,361,850)	(4,422,545)

	3,375,757	30,444,176	9,155,187	34,411,477	5,680,112	25,858,689	6,433,704	35,591,177

Institutional Class:
Proceeds from shares sold	465,419	2,935,532	415,064	3,896,239	368,010	6,063,035	197,443	2,538,693
Reinvestment of distributions	4,324	—	274,365	197,762	341,142	841,692	18,281	—
Cost of shares redeemed	(221,386)	(321,723)	(388,798)	(461,518)	(369,783)	(895,279)	(284,827)	(289,287)

	248,357	2,613,809	300,631	3,632,483	339,369	6,009,448	(69,103)	2,249,406

Net increase (decrease) from share transactions	2,606,526	(10,737,399)	73,428,748	61,187,610	32,110,577	65,449,186	10,859,856	5,187,717

Net increase in net assets	48,588,822	49,278,494	100,673,317	116,208,355	58,453,579	45,569,939	12,685,072	14,597,592

Net Assets
Beginning of period	370,422,222	321,143,728	856,829,214	740,620,859	462,606,412	417,036,473	233,672,623	219,075,031

End of period†	$419,011,044	$370,422,222	$957,502,531	$856,829,214	$521,059,991	$462,606,412	$246,357,695	$233,672,623

†Includes undistributed net investment income (deficit) of	$526,156	$61,136	$1,070,814	$1,327,725	$(127,007)	$303,663	$310,917	$842,889

158	See notes to financial statements	159

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	SELECT GROWTH		OPPORTUNITY		SPECIAL SITUATIONS		INTERNATIONAL
	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to	10/1/2014 to	10/1/2013 to
	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014	3/31/2015	9/30/2014

Shares Issued and Redeemed
Class A:
Sold	2,173,862	5,061,027	1,526,377	3,041,896	1,115,424	2,135,234	1,342,067	4,368,338
Issued for distributions reinvested	2,865	13,057	1,372,375	1,233,146	892,453	2,538,712	54,835	34,908
Redeemed	(2,231,459)	(9,110,597)	(1,279,726)	(3,653,483)	(1,005,302)	(3,369,616)	(1,018,547)	(6,840,847)

Net increase (decrease) in Class A shares outstanding	(54,732)	(4,036,513)	1,619,026	621,559	1,002,575	1,304,330	378,355	(2,437,601)

Class B:
Proceeds from shares sold	26,511	41,564	13,773	41,918	10,126	17,126	8,022	26,251
Issued for distributions reinvested	—	—	28,077	28,599	13,685	44,235	—	—
Cost of shares redeemed	(75,736)	(182,682)	(53,015)	(138,149)	(31,798)	(63,202)	(45,405)	(60,153)

Net decrease in Class B shares outstanding	(49,225)	(141,118)	(11,165)	(67,632)	(7,987)	(1,841)	(37,383)	(33,902)

Advisor Class:
Proceeds from shares sold	893,652	3,509,456	305,917	970,944	271,307	1,162,137	808,456	3,011,540
Issued for distributions reinvested	1,978	—	64,159	2	61,802	7	10,772	—
Cost of shares redeemed	(612,295)	(613,112)	(149,449)	(103,667)	(121,682)	(171,645)	(331,595)	(326,473)

Net increase in Advisor Class shares outstanding	283,335	2,896,344	220,627	867,279	211,427	990,499	487,633	2,685,067

Institutional Class:
Sold	39,202	307,236	10,208	99,807	13,708	214,447	14,990	200,933
Issued for distributions reinvested	364	—	6,904	4,925	12,966	32,040	1,407	—
Redeemed	(18,167)	(30,895)	(9,400)	(11,488)	(13,641)	(32,328)	(21,546)	(22,302)

Net increase (decrease) in Institutional Class
shares outstanding	21,399	276,341	7,712	93,244	13,033	214,159	(5,149)	178,631

160	See notes to financial statements	161

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

1. Significant Accounting Policies— First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (the “1940 Act”) as open-end management investment companies and operate as series funds. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, Strategic Income Fund, International Opportunities Bond Fund, Floating Rate Fund and Fund For Income. The Equity Funds issue shares of beneficial interest in the Total Return Fund, Equity Income Fund (formerly Value Fund), Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund (each a “Fund”, collectively, “the Funds”). The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2015, is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Limited Duration High Quality Bond Fund seeks current income consistent with low volatility of principal.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Strategic Income Fund seeks a high level of current income.

International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.

Floating Rate Fund seeks a high level of current income.

Fund For Income seeks high current income.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Equity Income Fund seeks total return.

Growth & Income Fund seeks long-term growth of capital and current income.

Global Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

162

Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

International Fund primarily seeks long-term capital growth.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trusts’ Board of Trustees (the “Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The net asset value of the Strategic Income Fund is derived from the net asset values of the underlying Funds in which it invests.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of First Investors Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use estimates from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. As of March 31, 2015, the Fund For Income held one security that was fair valued by FIMCO’s Valuation Committee with a value of $1,850,000 representing .26% of the Fund’s net assets and the Equity Income Fund held one security that was fair valued by FIMCO’s Valuation Committee with a value of $800,000 representing .14% of the Fund’s net assets.

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Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the fund’s investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed,

164

U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of March 31, 2015, for each Fund’s investments is included following each Fund’s portfolio of investments.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2014, capital loss carryovers were as follows:

							Capital Loss Carryovers
							Not Subject
		Year Capital Loss Carryovers Expire					to Expiration
							Long	Short
Fund	Total	2015	2016	2017	2018	2019	Term	Term
Limited Duration High
Quality Bond	$14,313	$—	$—	$—	$—	$—	$—	$14,313
Government	13,380,639	1,909,473	1,063,550	—	—	40,595	—	10,367,021
Investment Grade	4,459,556	—	—	4,459,556	—	—	—	—
International
Opportunities Bond	305,637	—	—	—	—	—	—	305,637
Fund For Income	162,249,813	22,644,089	5,033,118	23,949,720	110,622,886	—	—	—
Select Growth	6,696,515	—	—	—	6,696,515	—	—	—
International	21,818,565	—	—	—	19,627,323	2,191,242	—	—

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in fiscal year 2010 and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax

165

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012–2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, Strategic Income Fund, International Opportunities Bond Fund, Floating Rate Fund and Fund For Income are generally declared daily and paid monthly. The Cash Management Fund declares distributions, if any, daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of Total Return Fund, Equity Income Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund are declared and paid annually. Distributions from net realized capital gains, if any, of each of the Funds are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, late loss deferrals, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

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F. Foreign Currency Translations—The accounting records of International Opportunities Bond Fund, Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

International Opportunities Bond Fund, Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balance of the Funds. For the six months ended March 31, 2015, the Funds received credits in the amount of $2,863. For the period October 1, 2014 through March 15, 2015, Brown Brothers Harriman & Co. served as custodian for the Strategic Income Fund, the International Opportunities Bond Fund, Total Return Fund, Equity Income Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund. As of March 16, 2015, The Bank of New York Mellon serves as custodian for all the Funds. Certain of the Equity Funds reduced expenses through brokerage service arrangements. For the six months ended March 31, 2015, expenses were reduced by a total of $16,571 for certain of the Equity Funds under these arrangements.

167

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

2. Security Transactions—For the six months ended March 31, 2015, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Limited Duration
High Quality Bond	$26,150,372	$9,390,021	$4,286,825	$1,853,523
Government	88,067,875	127,247,598	55,391,183	18,358,839
Investment Grade	89,544,336	90,231,560	8,956,152	—
Strategic Income	32,969,101	14,375,383	—	—
International Opportunities Bond	34,710,859	22,043,813	12,388,737	7,354,505
Floating Rate	38,535,975	23,911,499	—	—
Fund For Income	172,079,982	159,076,691	—	—
Total Return	193,576,243	143,611,407	25,985,546	14,468,618
Equity Income	87,897,504	71,983,796	—	—
Growth & Income	223,773,336	239,976,808	—	—
Global	226,341,138	220,358,007	—	—
Select Growth	126,271,668	126,421,744	—	—
Opportunity	169,161,375	176,068,706	—	—
Special Situations	109,830,331	104,553,741	—	—
International	33,915,278	23,597,349	—	—

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At March 31, 2015, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

Limited Duration
High Quality Bond	$56,416,249	$123,274	$263,487	$(140,213)
Government	329,187,522	8,808,491	1,046,053	7,762,438
Investment Grade	526,445,913	24,528,374	2,309,284	22,219,090
Strategic Income	121,510,043	306,445	2,734,533	(2,428,088)
International
Opportunities Bond	145,450,287	1,857,199	9,815,579	(7,958,380)
Floating Rate	99,331,680	553,792	1,454,447	(900,655)
Fund For Income	679,701,934	15,469,438	17,352,739	(1,883,301)
Total Return	666,713,564	202,059,954	6,543,885	195,516,069
Equity Income	424,371,878	161,246,763	5,875,477	155,371,286
Growth & Income	1,146,973,439	746,640,347	18,817,972	727,822,375
Global	390,652,478	57,719,413	4,819,451	52,899,962
Select Growth	298,978,115	120,241,297	2,862,061	117,379,236
Opportunity	599,551,634	369,584,505	12,366,083	357,218,422
Special Situations	398,955,348	125,861,196	8,823,330	117,037,866
International	189,698,998	58,753,696	5,311,009	53,442,687

169

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

The Strategic Income Fund may invest in Institutional Class shares of the Cash Management Fund, Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, International Opportunities Bond Fund, Floating Rate Fund, Fund For Income, Equity Income Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund. During the six months ended March 31, 2015, purchases and sales of shares, dividends, capital gain distributions received and realized gains (losses) recognized by Strategic Income Fund from investments in these Funds were as follows:

	Balance			Balance				Realized
	of Shares			of Shares				Gain (Loss)
	Held	Purchases/	Sales/	Held	Value	Dividend	Capital Gain	on Security
Fund	9/30/2014	Additions	Reductions	3/31/2015	3/31/2015	Income	Distributions	Transactions
Equity Income	537,395	101,696	—	639,091	$6,314,223	$61,521	$274,361	$—
Floating Rate	511,753	103,991	—	615,744	5,978,873	94,888	—	—
Fund For Income	15,394,099	2,526,082	—	17,920,181	45,875,664	1,212,377	—	—
Government	930,033	685,087	(498,089)	1,117,031	12,320,846	108,776	—	33,825
International
Opportunities Bond	1,554,759	311,766	—	1,866,525	17,713,324	260,757	—	—
Investment Grade	2,069,648	406,707	—	2,476,355	24,862,608	490,320	—	—
Limited Duration High
Quality Bond	512,318	389,534	(295,358)	606,494	6,016,417	51,354	—	(19,003)
Tax Exempt Income	—	595,057	(595,057)	—	—	56,739	—	15,760
	21,510,005	5,119,920	(1,388,504)	25,241,421	$119,081,955	$2,336,732	$274,361	$30,582

The financial statements of each of the Funds in which Strategic Income Fund had investments as of March 31, 2015, are included within this report.

3. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trusts are officers of the Trusts’ investment adviser, FIMCO, their underwriter, First Investors Corporation (“FIC”) and their transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trusts who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended March 31, 2015, total trustees fees accrued by the Income Funds and Equity Funds amounted to $51,410 and $143,545, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Cash Management Fund—.50% of the Fund’s average daily net assets. For the six months ended March 31, 2015, FIMCO has voluntarily waived the Fund’s entire advisory fee of $268,753 and assumed $242,829 of other Fund expenses to prevent a negative yield on the Fund’s shares.

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Limited Duration High Quality Bond, Government and Investment Grade Funds—.66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the period six months ended March 31, 2015, FIMCO has waived, pursuant to an expense limitation agreement, $90,432 in advisory fees to limit the Limited Duration High Quality Bond Fund’s overall expense ratio (exclusive of certain expenses) to 1.05% on Class A shares, .75% on Advisor Class shares and .60% on Institutional Class shares. For the six months ended March 31, 2015, FIMCO has voluntarily waived $184,160, in advisory fees on Government Fund to limit the advisory fee to .55% of its average daily net assets. For the six months ended March 31, 2015, FIMCO has voluntarily waived $298,889 in advisory fees on Investment Grade Fund to limit the advisory fee to .55% of its average daily net assets.

Strategic Income Fund—.05% of the Fund’s average daily net assets.

Floating Rate Fund—.60% on the first $250 million of the Fund’s average daily net assets, .55% on the next $250 million, .50% on the next $500 million and .45% on the next $1 billion and .40% on average daily net assets over $2 billion. For the six months ended March 31, 2015, FIMCO has waived, pursuant to an expense limitation agreement, $99,651 in advisory fees to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.10% on Class A shares, .90% on Advisor Class shares and .70% on Institutional Class shares.

International Opportunities Bond Fund and Fund For Income—.75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended March 31, 2015, FIMCO has assumed, pursuant to an expense limitation agreement, $31,122 of expenses to limit the International Opportunities Bond Fund’s overall expense ratio (exclusive of certain expenses) to 1.30% on Class A shares. For the six months ended March 31, 2015, FIMCO has voluntarily waived $77,568 in advisory fees on Fund For Income to limit the advisory fee to .70% of its average daily net assets.

Total Return Fund—.75% on the first $300 million of the Fund’s average daily net assets, .70% on the next $200 million, .65% on the next $500 million, .60% on the next $1 billion, .55% on the next $1 billion, down to .50% on average daily net assets over $3 billion.

171

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

Equity Income, Growth & Income, Select Growth, and Opportunity Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Global Fund—.95% on the first $600 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. For the six months ended March 31, 2015, FIMCO has voluntarily waived $106,245 in advisory fees to limit the advisory fee to .90% of the Fund’s average daily net assets.

Special Situations Fund—.90% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million and .64% on average daily net assets over $1.5 billion. For the six months ended March 31, 2015, FIMCO has voluntarily waived $29,283 in advisory fees to limit the advisory fee to .80% of the Fund’s average daily net assets.

International Fund—.98% on the first $300 million of the Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

For the six months ended March 31, 2015, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $6,674,843 and $20,898,759, respectively, of which $1,050,575 and $135,528, respectively, was voluntarily waived by FIMCO as noted above.

FIMCO has entered into an expense limitation agreement with the Limited Duration High Quality Bond Fund (“LDHQ”) to limit LDHQ’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.05% of the average daily net assets on Class A shares, .75% of the average daily net assets on Advisor Class shares and .60% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2016. For the six months ended March 31, 2015, FIMCO assumed $90,432, under the terms of the agreement. FIMCO and LDHQ have agreed that any expenses of LDHQ assumed by FIMCO pursuant to this agreement be repaid to FIMCO by LDHQ within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of LDHQ’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the foregoing limits. For the period May 19, 2014 (commencement

172

of operations) to March 31, 2015, FIMCO assumed $233,580 under the terms of the agreement, of which $143,148 expires on September 30, 2017 and $90,432 expires on September 30, 2018. The expense limitation agreement may be terminated or amended prior to January 31, 2016, with the approval of the Board.

FIMCO had entered into an expense limitation agreement with the Strategic Income Fund (“SIF”) to limit SIF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares and 1.00% of the average daily net assets on Advisor Class shares. The agreement expired on January 31, 2015. For the period October 1, 2014 through January 31, 2015, FIMCO did not have to assume any expenses of SIF.

FIMCO has entered into an expense limitation agreement with the International Opportunities Bond Fund (“IOBF”) to limit IOBF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on the Class A shares. The agreement expires on January 31, 2016. For the six months ended March 31, 2015, FIMCO assumed $31,122 under the terms of the agreement. FIMCO and IOBF have agreed that any expenses of IOBF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by IOBF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of IOBF’s Class A shares to exceed the foregoing limits. For the period August 20, 2012 (commencement of operations) to March 31, 2015, the total organizational expenses and expenses incurred in excess of the above stated limitation was $632,359, of which $278,248 expires on September 30, 2015, $228,243 expires on September 30, 2016, $94,746 expires on September 30, 2017 and $31,122 expires on September 30, 2018. The expense limitation agreement may be terminated or amended prior to January 31, 2016, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Floating Rate Fund (“FRF”) to limit FRF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.10% of the average daily net assets on the Class A shares, .90% of the average daily net assets on Advisor Class shares and .70% of the average daily net assets on Institutional Class shares. The agreement expires on January 31,

173

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

2016. For the six months ended March 31, 2015, FIMCO assumed $99,651 under the terms of the agreement. FIMCO and FRF have agreed that any expenses of FRF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by FRF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of FRF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the foregoing limits. For the period October 21, 2013 (commencement of operations) through March 31, 2015, FIMCO assumed $323,186 under the terms of the agreement, of which $223,535 expires on September 30, 2017 and $99,651 expires on September 30, 2018. The expense limitation agreement may be terminated or amended prior to January 31, 2016, with the approval of the Board.

For the six months ended March 31, 2015, FIC, as underwriter, received from the Income Funds and Equity Funds $3,210,512 and $11,672,534, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $8,552 and $39,025, respectively, to other dealers. For the six months ended March 31, 2015, shareholder servicing costs for the Income Funds and Equity Funds included $1,444,116 and $3,646,503, respectively, in transfer agent fees accrued to ADM, of which $21,840 was voluntarily waived by ADM on the Cash Management Fund.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Cash Management Fund is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2015, total distribution plan fees accrued to FIC by the Income Funds and Equity Funds amounted to $2,506,018 and $8,044,961, respectively.

Brandywine Global Investment Management, LLC, serves as investment subadviser to International Opportunities Bond Fund. Muzinich & Co., Inc., serves as investment subadviser to Floating Rate Fund and Fund For Income. Wellington Management Company, LLP serves as investment subadviser to Global Fund. Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. The subadvisers are paid by FIMCO and not by the Funds.

174

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2015, Limited Duration High Quality Bond Fund held four 144A securities with an aggregate value of $1,690,319 representing 3.0% of the Fund’s net assets, Investment Grade Fund held nineteen 144A securities with an aggregate value of $64,114,155 representing 11.4% of the Fund’s net assets, International Opportunities Bond Fund held four 144A securities with an aggregate value of $3,678,560 representing 2.6% of the Fund’s net assets, Floating Rate Fund held four 144A securities with an aggregate value of $1,535,575 representing 1.5% of the Fund’s net assets, Fund For Income held one hundred thirty-one 144A securities with an aggregate value of $266,071,464 representing 38.1% of the Fund’s net assets and Total Return Fund held seventeen 144A securities with an aggregate value of $20,463,063 representing 2.4% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Section 4(2) securities are deemed to be liquid. At March 31, 2015, Cash Management Fund held seven Section 4(2) securities with an aggregate value of $25,496,220 representing 24.2% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

5. Derivatives—Some of Funds may invest in derivatives such as futures contracts and options on futures contracts (“options”), to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

175

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

For the six months ended March 31, 2015, the Funds had no open investments in futures contracts or options.

6. High Yield Credit Risk—The investments of Floating Rate Fund and Fund For Income in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss

176

due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

7. Foreign Exchange Contracts—The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets.

The International Opportunities Bond Fund had the following foreign exchange contracts open at March 31, 2015:

						Unrealized
	Settlement	Foreign	Receive			Appreciation
Counterparty	Date	Currency	(Deliver)	Asset	Liability	(Depreciation)

HSBC	4/13/15	CLP	1,429,000,000	$2,288,231	$2,288,296	$ (65)
Citibank	4/16/15	NZD	(5,780,000)	4,433,260	4,321,140	112,120
J.P. Morgan	4/23/15	IDR	57,120,000,000	4,368,642	4,469,581	(100,939)
HSBC	5/8/15	CLP	1,840,900,000	2,947,798	2,913,739	34,059
Citibank	5/12/15	EUR	(3,150,000)	3,586,433	3,387,024	199,409
Barclays Capital	5/13/15	KRW	6,266,000,000	5,647,844	5,673,238	(25,394)
Barclays Capital	5/13/15	KRW	(6,266,000,000)	5,706,740	5,647,844	58,896
Morgan Stanley	5/14/15	AUD	990,000	754,033	775,635	(21,602)
Morgan Stanley	5/14/15	AUD	(990,000)	770,715	754,033	16,682
HSBC	5/29/15	CLP	930,400,000	1,489,832	1,467,508	22,324
Barclays Capital	6/17/15	INR	370,000,000	5,912,314	5,818,068	94,246
HSBC	6/22/15	CLP	662,000,000	1,060,048	1,056,917	3,131
HSBC	7/24/15	CLP	1,335,000,000	2,137,710	2,082,683	55,027
		Net Unrealized gain on open foreign exchange contracts				$447,894

A summary of abbreviations for foreign currency appears at the end of the International Opportunities Bond Fund’s portfolio of investments.

177

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

Fair Value of Derivative Instruments—The fair value of derivative instruments on the International Opportunities Bond Fund as of March 31, 2015, was as follows:

	Assets Derivatives		Liability Derivatives

Derivatives not accounted for
as hedging instruments under	Statements of Assets		Statements of Assets
ASC 815	and Liabilities Location	Value	and Liabilities Location	Value
Foreign exchange contracts:	Unrealized appreciation		Unrealized depreciation
	of foreign exchange		of foreign exchange
	contracts	$595,894	contracts	$(148,000)

The effect of International Opportunities Bond Fund’s derivative instruments on the Statement of Operations are as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted			Net Realized Gain
for as hedging instruments			on Foreign Exchange
under ASC 815			Transactions
Foreign exchange transactions
International Opportunities Bond Fund				$323,435

Amount of Change in Unrealized Appreciation or Depreciation Recognized on Derivatives
Derivatives not accounted			Net Unrealized Appreciation
for as hedging instruments			on Foreign Exchange
under ASC 815			Transactions
Foreign exchange transactions
International Opportunities Bond Fund				$266,497

8. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”) except for Cash Management Fund which has designated only Class A, Class B and Institutional Class shares, Strategic Income Fund which has designated only Class A and Advisor Class shares and Limited Duration High Quality Bond Fund, International Opportunities Bond Fund and Floating Rate Fund which have designated only Class A, Advisor Class and Institutional Class shares. Advisor Class and Institutional Class shares became available for sale to the public in May 2013 and October 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and

178

other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Board and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A, Class B and Institutional Class shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trusts. The shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and shareholder servicing costs) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

9. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its

179

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2015

capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). That suit was also initially filed in the Supreme Court of New York but later removed and consolidated in the Southern District of New York with the other Tribune suits. As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (Both of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On September 30, 2013, counsel for the plaintiffs in those suits appealed the MDL Judge’s dismissal ruling to the Second Circuit. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $1,526,566 in connection with the LBO, representing 0.26% of its net assets as of March 31, 2015. The Blue Chip Fund received proceeds of $790,772 in connection with the LBO, representing 0.04% of the net assets of Growth & Income Fund as of March 31, 2015. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

10. New Fund—On November 20, 2014, the Board approved the establishment of a new series of the First Investors Equity Funds, First Investors Real Estate Fund (the “Real Estate Fund”). The Real Estate Fund is registered under the Investment Company Act of 1940 as a non-diversified fund and is authorized to issue an unlimited number of shares of beneficial interest of Class A, Advisor Class and Institutional Class. The investment objective of the Fund is to seek total return. The Fund commenced operations on April 6, 2015.

11. Subsequent Events—Subsequent events occurring after March 31, 2015 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

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181

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30 unless otherwise indicated.

					P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
							Less Distributions							Ratio to Average						Assets Before Expenses
			Investment Operations				from							Net Assets**						Waived or Assumed
		Net Asset	Net		Net Realized					Net Asset												Net
		Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Investment		Portfolio
		Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Income		Turnover
		of Period	(Loss)		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		Income		Expenses(a)		(Loss)		Rate
CASH MANAGEMENT FUND
Class A
2010		$ 1.00	—		—	—	—	—	—	$ 1.00	0.00%		$134,103.30%			.30%		.00%		1.08%		(.78)%		N/A
2011		1.00	—		—	—	—	—	—	1.00	0.00		148,171.17			.17		.00		1.06		(.89)		N/A
2012		1.00	—		—	—	—	—	—	1.00	0.00		135,028.12			.12		.00		1.02		(.90)		N/A
2013		1.00	—		—	—	—	—	—	1.00	0.00		130,272.11			.11		.00		.97		(.86)		N/A
2014		1.00	—		—	—	—	—	—	1.00	0.00		108,088.08			.08		.00		1.02		(.94)		N/A
2015	^	1.00	—		—	—	—	—	—	1.00	0.00		101,761.09		††	.09	††	.00	††	1.09	††	(1.00	)††	N/A
Class B
2010		1.00	—		—	—	—	—	—	1.00	0.00		1,739.30			.30		.00		1.83		(1.53)		N/A
2011		1.00	—		—	—	—	—	—	1.00	0.00		1,519.17			.17		.00		1.81		(1.64)		N/A
2012		1.00	—		—	—	—	—	—	1.00	0.00		896.12			.12		.00		1.77		(1.65)		N/A
2013		1.00	—		—	—	—	—	—	1.00	0.00		571.12			.12		.00		1.72		(1.60)		N/A
2014		1.00	—		—	—	—	—	—	1.00	0.00		404.08			.08		.00		1.64		(1.56)		N/A
2015	^	1.00	—		—	—	—	—	—	1.00	0.00		392.09		††	.09	††	.00	††	1.74	††	(1.65	)††	N/A
Institutional Class
2013	■	1.00	—		—	—	—	—	—	1.00	0.00	†	1.15		††	.15	††	.00	††	2.60	††	(2.45	)††	N/A
2014		1.00	—		—	—	—	—	—	1.00	0.00		2,595.08			.08		.00		.66		(.58)		N/A
2015	^	1.00	—		—	—	—	—	—	1.00	0.00	†	3,154.09		††	.09	††	.00	††	.68	††	(.59	)††	N/A
LIMITED DURATION HIGH QUALITY BOND FUND
Class A
2014	~~)(~~	$10.00	$—	⌘	$(.05)	$(.05)	$ .06	—	$.06	$9.89	(.50	)%†	$ 8,911	1.05	%††	1.05	%††	.15	%††	3.37	%††	(2.17	)%††	19	%†
2015	^	9.89	.01		.07	.08	.09	—	.09	9.88	.85	†	18,388	1.05	††	1.05	††	.13	††	1.39	††	(.21	)††	24	†
Advisor Class
2014	~~)(~~	10.00	.02	⌘	(.05)	(.03)	.06	—	.06	9.91	(.28	)†	25,649.75		††	.75	††	.46	††	1.02	††	.19	††	19	†
2015	^	9.91	.02	⌘	.09	.11	.10	—	.10	9.92	1.11	†	32,450.75		††	.75	††	.41	††	1.15	††	.01	††	24	†
Institutional Class
2014	~~)(~~	10.00	.02	⌘	(.03)	(.01)	.07	—	.07	9.92	(.14	)†	5,125.60		††	.60	††	.53	††	3.32	††	(2.19	)††	19	†
2015	^	9.92	.03	⌘	.08	.11	.11	—	.11	9.92	1.06	†	6,120.60		††	.60	††	.54	††	.96	††	.18	††	24	†

182	183

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

					P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
							Less Distributions							Ratio to Average						Assets Before Expenses
			Investment Operations				from							Net Assets**						Waived or Assumed
		Net Asset			Net Realized					Net Asset												Net
		Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Investment		Portfolio
		Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Income		Turnover
		of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		Income		Expenses(a)		(Loss)		Rate
GOVERNMENT FUND
Class A
2010		$11.20	$ .43		$ .16	$ .59	$ .43	—	$ .43	$ 11.36	5.39%		$325,979	1.13%		1.13%		3.44%		1.24%		3.33%		42%
2011		11.36	.36		.28	.64	.41	—	.41	11.59	5.73		346,828	1.12		1.12		3.12		1.23		3.01		35
2012		11.59	.27		.04	.31	.38	—	.38	11.52	2.71		382,064	1.10		1.10		2.28		1.21		2.17		36
2013		11.52	.17		(.43)	(.26)	.32	—	.32	10.94	(2.29)		355,264	1.10		1.10		1.57		1.21		1.46		101
2014		10.94	.19	⌘	—	.19	.26	—	.26	10.87	1.71		289,928	1.07		1.07		1.76		1.18		1.65		138
2015	^	10.87	.09	⌘	.15	.24	.13	—	.13	10.98	2.17	†	281,843	1.08	††	1.08	††	1.65	††	1.19	††	1.54	††	43	†
Class B
2010		11.19	.35		.17	.52	.36	—	.36	11.35	4.70		10,860	1.83		1.83		2.74		1.94		2.63		42
2011		11.35	.26		.29	.55	.33	—	.33	11.57	4.94		7,284	1.82		1.82		2.42		1.93		2.31		35
2012		11.57	.17		.07	.24	.30	—	.30	11.51	2.11		6,393	1.80		1.80		1.59		1.91		1.47		36
2013		11.51	.07		(.42)	(.35)	.24	—	.24	10.92	(3.06)		4,717	1.84		1.84		.82		1.95		.71		101
2014		10.92	.10	⌘	(.01)	.09	.17	—	.17	10.84	.86		3,255	1.89		1.89		.94		2.00		.83		138
2015	^	10.84	.04	⌘	.15	.19	.08	—	.08	10.95	1.76	†	2,825	1.92	††	1.92	††	.82	††	2.03	††	.71	††	43	†
Advisor Class
2013	■	11.29	.10		(.30)	(.20)	.15	—	.15	10.94	(1.75	)†	1.95		††	.95	††	1.68	††	5.17	††	(2.54	)††	101
2014		10.94	.23	⌘	(.04)	.19	.27	—	.27	10.86	1.73		33,699.73			.73		2.06		.84		1.95		138
2015	^	10.86	.11	⌘	.14	.25	.13	—	.13	10.98	2.32	†	40,866.80		††	.80	††	1.94	††	.91	††	1.83	††	43	†
Institutional Class
2013	■	11.29	.14		(.31)	(.17)	.16	—	.16	10.96	(1.54	)†	4,656.68		††	.68	††	2.14	††	.81	††	2.01	††	101
2014		10.96	.24	⌘	(.01)	.23	.29	—	.29	10.90	2.08		10,753.65			.65		2.17		.76		2.06		138
2015	^	10.90	.11	⌘	.16	.27	.14	—	.14	11.03	2.49	†	12,923.65		††	.65	††	2.09	††	.76	††	1.98	††	43	†

184	185

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

					P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
																					Ratio to Average Net
							Less Distributions								Ratio to Average						Assets Before Expenses
			Investment Operations				from								Net Assets**						Waived or Assumed
		Net Asset			Net Realized						Net Asset												Net
		Value,	Net		and Unrealized	Total from	Net	Net			Value,			Net Assets	Net Expenses		Net Expenses		Net		Investment				Portfolio
		Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized		Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Income		Turnover
		of Period	Income		Investments	Operations	Income	Gain		Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		Income		Expenses(a)		(Loss)		Rate
INVESTMENT GRADE FUND
Class A
2010		$ 9.10	$ .44		$ .72	$ 1.16	$ .45	—		$ .45	$ 9.81	13.09%		$ 404,841	1.12%		1.12%		4.75%		1.23%		4.64%		56%
2011		9.81	.40		(.16)	.24	.43	—		.43	9.62	2.48		437,094	1.11		1.11		3.94		1.22		3.83		34
2012		9.62	.38		.68	1.06	.41	—		.41	10.27	11.22		531,896	1.08		1.08		3.54		1.19		3.43		40
2013		10.27	.35		(.46)	(.11)	.38	—		.38	9.78	(1.10)		543,955	1.07		1.07		3.20		1.18		3.09		33
2014		9.78	.31	⌘	.22	.53	.39	—		.39	9.92	5.50		475,090	1.05		1.05		3.11		1.16		3.00		49
2015	^	9.92	.14	⌘	.16	.30	.20	—		.20	10.02	3.01	†	480,482	1.05	††	1.05	††	2.86	††	1.16	††	2.75	††	17	†
Class B
2010		9.11	.39		.70	1.09	.39	—		.39	9.81	12.20		13,855	1.82		1.82		4.05		1.93		3.94		56
2011		9.81	.33		(.16)	.17	.36	—		.36	9.62	1.81		9,976	1.81		1.81		3.24		1.92		3.13		34
2012		9.62	.32		.66	.98	.34	—		.34	10.26	10.41		8,036	1.78		1.78		2.84		1.89		2.74		40
2013		10.26	.27		(.45)	(.18)	.32	—		.32	9.76	(1.82)		6,161	1.84		1.84		2.42		1.94		2.32		33
2014		9.76	.22	⌘	.22	.44	.33	—		.33	9.87	4.53		4,727	1.92		1.92		2.24		2.03		2.13		49
2015	^	9.87	.10	⌘	.16	.26	.17	—		.17	9.96	2.59	†	4,095	1.92	††	1.92	††	1.98	††	2.03	††	1.87	††	17	†
Advisor Class
2013	■	10.23	.08		(.34)	(.26)	.19	—		.19	9.78	(2.53	)†	1.95		††	.95	††	2.64	††	5.17	††	(1.58	)††	33
2014		9.78	.34	⌘	.20	.54	.40	—		.40	9.92	5.61		44,351.69			.69		3.38		.80		3.27		49
2015	^	9.92	.16	⌘	.16	.32	.20	—		.20	10.04	3.26	†	52,598.74		††	.74	††	3.16	††	.85	††	3.05	††	17	†
Institutional Class
2013	■	10.23	.14		(.38)	(.24)	.20	—		.20	9.79	(2.37	)†	9,326.66		††	.66	††	3.06	††	.77	††	2.95	††	33
2014		9.79	.35	⌘	.23	.58	.43	—		.43	9.94	5.98		22,269.63			.63		3.51		.74		3.40		49
2015	^	9.94	.16	⌘	.15	.31	.21	—		.21	10.04	3.19	†	26,696.64		††	.64	††	3.27	††	.75	††	3.16	††	17	†
STRATEGIC INCOME FUND
Class A
2013	♦	$10.00	$ .14	◂	$(.23)	$(.09)	$ .13	$—		$ .13	$ 9.78	(.87	)%†	$ 47,344	1.30	%††‣	1.30	%††‣	2.88	%††◂	2.10	%††‣	2.08	%††◂	19	%†
2014		9.78	.32	◂⌘	.12	.44	.28	.00	‡	.28	9.94	4.55		101,540.80		‣	.80	‣	3.18	◂	.68	‣	3.30	◂	20
2015	^	9.94	.17	◂⌘	(.08)	.09	.17	.07		.24	9.79	.96	†	121,469.64		††‣	.64	††‣	3.53	††◂	N/A		N/A		13	†
Advisor Class
2013	♦	10.00	.14	◂	(.22)	(.08)	.15	—		.15	9.77	(.79	)†	1	1.00	††‣	1.00	††‣	2.89	††◂	14.79	††‣	(10.90	)††◂	19	†
2014		9.77	.36	◂⌘	.11	.47	.32	.00	‡	.32	9.92	4.82		323.36		‣	.36	‣	3.62	◂	.29	‣	3.69	◂	20
2015	^	9.92	.19	◂⌘	(.08)	.11	.19	.07		.26	9.77	1.15	†	371.39		††‣	.39	††‣	3.78	††◂	N/A		N/A		13	†

186	187

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

			P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
							Less Distributions							Ratio to Average						Assets Before Expenses
			Investment Operations				from							Net Assets**						Waived or Assumed
		Net Asset			Net Realized					Net Asset								Net				Net
		Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment		Investment				Portfolio
		Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Income		Turnover
		of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		(Loss)		Expenses(a)		(Loss)		Rate
INTERNATIONAL OPPORTUNITIES BOND FUND
Class A
2012	▴	$10.00	$.01		$.23	$.24	$.02	$—	$.02	$10.22	2.35	%†	$19,563	1.30	%††	1.30	%††	1.10	%††	9.76	%††	(6.12	)%††	5	%†
2013		10.22	.25		(.32)	(.07)	.30	.01	.31	9.84	(.72)		99,161	1.30		1.30		.68		1.83		.15		53
2014		9.84	.21	⌘	.07	.28	.27	—	.27	9.85	2.84		80,197	1.30		1.30		2.06		1.41		1.95		76
2015	^	9.85	.01	⌘	(.28)	(.27)	.14	—	.14	9.44	(2.77	)†	78,131	1.30	††	1.30	††	.16	††	1.38	††	.08	††	23	†
Advisor Class
2013	■	10.23	.08		(.31)	(.23)	.15	—	.15	9.85	(2.26	)†	1	1.07	††	1.07	††	(1.43	)††	5.23	††	(5.59	)††	53
2014		9.85	.24	⌘	.04	.28	.28	—	.28	9.85	2.81		33,851	1.10		1.10		2.21		N/A		N/A		76
2015	^	9.85	.02	⌘	(.26)	(.24)	.15	—	.15	9.46	(2.51	)†	42,812	1.05	††	1.05	††	.41	††	N/A		N/A		23	†
Institutional Class
2013	■	10.23	.12		(.35)	(.23)	.15	—	.15	9.85	(2.26	)†	6,998.96		††	.96	††	(1.31	)††	.96	††	(1.31	)††	53
2014		9.85	.25	⌘	.06	.31	.28	—	.28	9.88	3.19		16,014.93			.93		2.43		N/A		N/A		76
2015	^	9.88	.03	⌘	(.27)	(.24)	.15	—	.15	9.49	(2.44	)†	18,365.91		††	.91	††	.55	††	N/A		N/A		23	†
FLOATING RATE FUND
Class A
2014	❖	$10.00	$.21	⌘	$(.10)	$.11	$.23	—	$.23	$9.88	1.12	%†	$50,361	1.10	%††	1.10	%††	2.21	%††	1.58	%††	1.73	%††	26	%†
2015	^	9.88	.14	⌘	(.14)	—	.15	—	.15	9.73	(.04	)†	55,531	1.10	††	1.10	††	2.77	††	1.35	††	2.52	††	26	†
Advisor Class
2014	❖	10.00	.25	⌘	(.11)	.14	.26	—	.26	9.88	1.43	†	34,942.90		††	.90	††	2.63	††	.95	††	2.58	††	26	†
2015	^	9.88	.15	⌘	(.14)	.01	.16	—	.16	9.73	.10	†	42,682.90		††	.90	††	2.97	††	1.05	††	2.82	††	26	†
Institutional Class
2014	❖	10.00	.27	⌘	(.13)	.14	.28	—	.28	9.86	1.36	†	5,329.70		††	.70	††	2.76	††	1.06	††	2.40	††	26	†
2015	^	9.86	.16	⌘	(.14)	.02	.17	—	.17	9.71	(.04	)†	6,218.70		††	.70	††	3.17	††	.91	††	2.96	††	26	†

188	189

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

			P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
							Less Distributions							Ratio to Average						Assets Before Expenses
			Investment Operations				from							Net Assets**						Waived or Assumed
		Net Asset			Net Realized					Net Asset
		Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
		Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
		of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		Income		Expenses(a)		Income		Rate
FUND FOR INCOME
Class A
2010		$2.32	$.17		$.18	$.35	$.18	—	$.18	$2.49	15.68%		$504,507	1.29%		1.29%		7.32%		1.33%		7.28%		78%
2011		2.49	.17		(.14)	.03	.17	—	.17	2.35	1.00		504,839	1.27		1.27		6.43		1.30		6.40		75
2012		2.35	.16		.25	.41	.16	—	.16	2.60	17.79		602,370	1.26		1.26		6.01		1.29		5.98		54
2013		2.60	.15		(.01)	.14	.15	—	.15	2.59	5.55		647,603	1.23		1.23		5.17		1.25		5.15		60
2014		2.59	.12	⌘	.02	.14	.14	—	.14	2.59	5.38		621,618	1.21		1.21		4.67		1.23		4.65		47
2015	^	2.59	.06	⌘	(.03)	.03	.07	—	.07	2.55	1.01	†	610,390	1.21	††	1.21	††	4.71	††	1.23	††	4.69	††	24	†
Class B
2010		2.33	.16		.16	.32	.16	—	.16	2.49	14.43		10,891	1.99		1.99		6.62		2.03		6.58		78
2011		2.49	.15		(.13)	.02	.16	—	.16	2.35	.38		7,580	1.97		1.97		5.75		2.00		5.72		75
2012		2.35	.13		.26	.39	.14	—	.14	2.60	17.01		5,659	1.96		1.96		5.31		1.99		5.28		54
2013		2.60	.13		(.01)	.12	.13	—	.13	2.59	4.84		5,001	1.99		1.99		4.42		2.01		4.40		60
2014		2.59	.10	⌘	.02	.12	.12	—	.12	2.59	4.67		4,690	2.02		2.02		3.86		2.04		3.84		47
2015	^	2.59	.05	⌘	(.04)	.01	.06	—	.06	2.54	.21	†	4,005	2.02	††	2.02	††	3.90	††	2.04	††	3.88	††	24	†
Advisor Class
2013	■	2.66	.06		(.05)	.01	.08	—	.08	2.59	.23	†	1	1.03	††	1.03	††	4.59	††	5.13	††	.49	††	60
2014		2.59	.12	⌘	.02	.14	.14	—	.14	2.59	5.42		31,132.91			.91		4.83		.93		4.81		47
2015	^	2.59	.06	⌘	(.03)	.03	.07	—	.07	2.55	1.19	†	35,994.96		††	.96	††	4.96	††	.98	††	4.94	††	24	†
Institutional Class
2013	■	2.66	.03		(.01)	.02	.08	—	.08	2.60	.66	†	18,575.81		††	.81	††	4.93	††	.83	††	4.91	††	60
2014		2.60	.13	⌘	.02	.15	.15	—	.15	2.60	5.59		42,941.78			.78		5.07		.80		5.05		47
2015	^	2.60	.06	⌘	(.03)	.03	.07	—	.07	2.56	1.27	†	48,805.79		††	.79	††	5.13	††	.81	††	5.11	††	24	†

* Calculated without sales charges.

** Net of expenses waived or assumed (Note 3).

(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).

⌘ Based on average shares during the period.

■ For the period April 1, 2013 (commencement of operations) to September 30, 2013.

~~)(~~ For the period May 19, 2014 (commencement of operations) to September 30, 2014.

† Not annualized

†† Annualized

♦ For the period April 3, 2013 (commencement of operations) to September 30, 2013.

◂ Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

‣ Does not include expenses of the investment companies in which the Fund invests.

▴ For the period August 20, 2012 (commencement of operations) to September 30, 2012.

❖ For the period October 21, 2013 (commencement of operations) to September 30, 2014.

‡ Due to rounding, amount is less than .005 per share.

^ For the period October 1, 2014 to March 31, 2015.

190	See notes to financial statements	191

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

			P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
							Less Distributions							Ratio to Average						Assets Before Expenses
			Investment Operations				from							Net Assets**						Waived or Assumed
		Net Asset			Net Realized					Net Asset
		Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
		Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment		Investment				Turnover
		of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		Income		Expenses(a)		Loss		Rate
TOTAL RETURN FUND
Class A
2010		$13.25	$.28		$ .95	$1.23	$.29	$—	$.29	$14.19	9.38%		$360,843	1.37%		1.37%		2.02%		N/A		N/A		40%
2011		14.19	.31		(.06)	.25	.34	—	.34	14.10	1.65		384,720	1.33		1.33		1.97		N/A		N/A		36
2012		14.10	.30		2.71	3.01	.30	—	.30	16.81	21.46		532,551	1.32		1.32		1.79		N/A		N/A		32
2013		16.81	.27		1.99	2.26	.34	.24	.58	18.49	13.77		664,054	1.26		1.26		1.45		N/A		N/A		32
2014		18.49	.22	⌘	1.65	1.87	.31	.42	.73	19.63	10.18		767,354	1.19		1.19		1.14		N/A		N/A		44
2015	^	19.63	.10	⌘	.72	.82	.15	.67	.82	19.63	4.22	†	823,813	1.18	††	1.18	††	1.06	††	N/A		N/A		21	†
Class B
2010		13.04	.18		.94	1.12	.20	—	.20	13.96	8.62		16,982	2.07		2.07		1.32		N/A		N/A		40
2011		13.96	.19		(.04)	.15	.23	—	.23	13.88	1.01		12,961	2.03		2.03		1.30		N/A		N/A		36
2012		13.88	.18		2.65	2.83	.18	—	.18	16.53	20.49		10,872	2.02		2.02		1.09		N/A		N/A		32
2013		16.53	.15		1.95	2.10	.22	.24	.46	18.17	12.98		10,207	2.01		2.01		.71		N/A		N/A		32
2014		18.17	.07	⌘	1.61	1.68	.16	.42	.58	19.27	9.29		10,016	1.97		1.97		.36		N/A		N/A		44
2015	^	19.27	.02	⌘	.71	.73	.04	.67	.71	19.29	3.86	†	9,611	1.96	††	1.96	††	.27	††	N/A		N/A		21	†
Advisor Class
2013	■	17.62	.09		.95	1.04	.17	—	.17	18.49	5.89	†	1	1.01	††	1.01	††	1.40	††	4.76	%††	(2.35	)%††	32
2014		18.49	.29	⌘	1.60	1.89	.32	.42	.74	19.64	10.34		2,106.78			.78		1.46		N/A		N/A		44
2015	^	19.64	.14	⌘	.72	.86	.16	.67	.83	19.67	4.47	†	1,381.81		††	.81	††	1.41	††	N/A		N/A		21	†
Institutional Class
2013	■	17.62	.10		.95	1.05	.17	—	.17	18.50	5.98	†	1.82		††	.82	††	1.48	††	4.35	††	(2.05	)††	32
2014		18.50	.30	⌘	1.63	1.93	.36	.42	.78	19.65	10.55		2,885.78			.78		1.55		N/A		N/A		44
2015	^	19.65	.16	⌘	.70	.86	.13	.67	.80	19.71	4.48	†	32,275.76		††	.76	††	1.66	††	N/A		N/A		21	†

192	193

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
							Less Distributions							Ratio to Average						Assets Before Expenses
			Investment Operations				from							Net Assets**						Waived or Assumed
		Net Asset			Net Realized					Net Asset												Net
		Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net		Investment				Portfolio
		Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Income		Turnover
		of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		Income		Expenses(a)		(Loss)		Rate
EQUITY INCOME FUND(b)
Class A
2010		$6.01	$.09		$ .49	$ .58	$.09	$—	$.09	$6.50	9.76%		$335,725	1.38%		1.38%		1.45%		N/A		N/A		21%
2011		6.50	.11		(.30)	(.19)	.11	—	.11	6.20	(3.12)		317,550	1.35		1.35		1.60		N/A		N/A		29
2012		6.20	.13		1.44	1.57	.10	—	.10	7.67	25.36		392,001	1.33		1.33		1.75		N/A		N/A		38
2013		7.67	.14		1.32	1.46	.14	—	.14	8.99	19.14		475,422	1.28		1.28		1.66		N/A		N/A		32
2014		8.99	.13	⌘	1.16	1.29	.14	.15	.29	9.99	14.48		510,981	1.21		1.22		1.33		N/A		N/A		27
2015	^	9.99	.08	⌘	.31	.39	.08	.46	.54	9.84	4.05	†	532,120	1.21	††	1.21	††	1.52	††	N/A		N/A		13	†
Class B
2010		5.92	.05		.48	.53	.05	—	.05	6.40	8.97		11,133	2.08		2.08		.75		N/A		N/A		21
2011		6.40	.06		(.30)	(.24)	.06	—	.06	6.10	(3.87)		7,947	2.05		2.05		.90		N/A		N/A		29
2012		6.10	.08		1.42	1.50	.05	—	.05	7.55	24.56		6,939	2.03		2.03		1.02		N/A		N/A		38
2013		7.55	.09		1.28	1.37	.08	—	.08	8.84	18.21		6,337	2.05		2.05		.90		N/A		N/A		32
2014		8.84	.05	⌘	1.13	1.18	.05	.15	.20	9.82	13.49		5,721	2.06		2.06		.49		N/A		N/A		27
2015	^	9.82	.03	⌘	.31	.34	.04	.46	.50	9.66	3.59	†	4,813	2.05	††	2.05	††	.68	††	N/A		N/A		13	†
Advisor Class
2013	■	8.40	.08		.58	.66	.07	—	.07	8.99	7.87	†	1	1.01	††	1.01	††	1.78	††	4.68	%††	(1.89	)%††	32
2014		8.99	.17	⌘	1.13	1.30	.15	.15	.30	9.99	14.57		32,160.81			.81		1.71		N/A		N/A		27
2015	^	9.99	.09	⌘	.33	.42	.10	.46	.56	9.85	4.30	†	38,508.84		††	.84	††	1.89	††	N/A		N/A		13	†
Institutional Class
2013	■	8.40	.04		.63	.67	.05	—	.05	9.02	7.95	†	4,717.86		††	.86	††	1.74	††	.86	††	1.74	††	32
2014		9.02	.17	⌘	1.16	1.33	.17	.15	.32	10.03	14.88		7,399.80			.80		1.76		N/A		N/A		27
2015	^	10.03	.10	⌘	.31	.41	.10	.46	.56	9.88	4.20	†	8,604.81		††	.81	††	1.93	††	N/A		N/A		13	†

194	195

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
							Less Distributions							Ratio to Average						Assets Before Expenses
			Investment Operations				from							Net Assets**						Waived or Assumed
		Net Asset	Net		Net Realized					Net Asset								Net
		Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Net	Portfolio
		Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Investment	Turnover
		of Period	(Loss)		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		(Loss)		Expenses(a)		Loss		Rate
GROWTH & INCOME FUND
Class A
2010		$11.91	$.09		$.98	$1.07	$.07	$ —	$.07	$12.91	9.01%		$626,370	1.39%		1.39%		.68%		N/A		N/A		25%
2011		12.91	.19		(.14)	.05	.18	—	.18	12.78	.25		625,562	1.34		1.34		1.33		N/A		N/A		24
2012		12.78	.21		3.81	4.02	.14	—	.14	16.66	31.60		1,225,684	1.29		1.29		1.35		N/A		N/A		22
2013		16.66	.20		3.90	4.10	.22	—	.22	20.54	24.86		1,538,582	1.22		1.22		1.11		N/A		N/A		20
2014		20.54	.18	⌘	2.92	3.10	.20	.68	.88	22.76	15.26		1,632,920	1.15		1.15		.80		N/A		N/A		22
2015	^	22.76	.11	⌘	1.13	1.24	.12	1.05	1.17	22.83	5.54	†	1,699,346	1.15	††	1.15	††	1.00	††	N/A		N/A		12	†
Class B
2010		11.22	(.03)		.95	.92	—	—	—	12.14	8.23		26,160	2.09		2.09		(.02)		N/A		N/A		25
2011		12.14	.08		(.12)	(.04)	.09	—	.09	12.01	(.44)		19,635	2.04		2.04		.66		N/A		N/A		24
2012		12.01	.10		3.58	3.68	.05	—	.05	15.64	30.71		27,306	1.99		1.99		.63		N/A		N/A		22
2013		15.64	.06		3.67	3.73	.11	—	.11	19.26	24.02		27,762	1.96		1.96		.37		N/A		N/A		20
2014		19.26	—	⌘	2.73	2.73	—	.68	.68	21.31	14.32		25,497	1.93		1.93		.02		N/A		N/A		22
2015	^	21.31	.02	⌘	1.05	1.07	.04	1.05	1.09	21.29	5.13	†	24,010	1.93	††	1.93	††	.20	††	N/A		N/A		12	†
Advisor Class
2013	■	18.49	.13		2.00	2.13	.08	—	.08	20.54	11.53	†	1.97		††	.97	††	1.31	††	4.60	%††	(2.32	)%††	20
2014		20.54	.27	⌘	2.91	3.18	.20	.68	.88	22.84	15.67		123,039.74			.74		1.17		N/A		N/A		22
2015	^	22.84	.16	⌘	1.13	1.29	.15	1.05	1.20	22.93	5.76	†	146,667.75		††	.75	††	1.40	††	N/A		N/A		12	†
Institutional Class
2013	■	18.49	.15		2.00	2.15	.09	—	.09	20.55	11.64	†	1.78		††	.78	††	1.50	††	4.19	††	(1.91	)††	20
2014		20.55	.27	⌘	2.92	3.19	.28	.68	.96	22.78	15.75		9,746.74			.74		1.21		N/A		N/A		22
2015	^	22.78	.16	⌘	1.11	1.27	.14	1.05	1.19	22.86	5.71	†	10,621.74		††	.74	††	1.40	††	N/A		N/A		12	†

196	197

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

					P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
			Investment Operations			from								Net Assets**						Waived or Assumed
		Net Asset	Net		Net Realized					Net Asset								Net				Net
		Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Investment	Portfolio
		Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Income	Turnover
		of Period	(Loss)		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		(Loss)		Expenses(a)		(Loss)	Rate
GLOBAL FUND
Class A
2010		$5.73	$—		$ .42	$ .42	$.01	$ —	$ .01	$6.14	7.33%		$269,075	1.72%		1.72		.04%		1.75%		.01%	92%
2011		6.14	.01		(.61)	(.60)	—	—	—	5.54	(9.77)		241,494	1.67		1.67		.18		1.70		.15	103
2012		5.54	.03		1.24	1.27	.02	—	.02	6.79	22.88		283,328	1.68		1.69		.44		1.70		.42	94
2013		6.79	.05		1.20	1.25	.03	—	.03	8.01	18.56		317,329	1.60		1.61		.66		1.62		.65	92
2014		8.01	—	⌘	.80	.80	.04	.11	.15	8.66	10.00		332,416	1.49		1.49		.03		1.54		(.02)	154
2015	^	8.66	(.01	)⌘	.64	.63	—	1.51	1.51	7.78	8.10	†	356,542	1.50	††	1.50	††	(.26	)††	1.55	††	(.31 )††	52	†
Class B
2010		5.03	(.06)		.39	.33	—	—	—	5.36	6.56		6,551	2.42		2.42		(.66)		2.45		(.69)	92
2011		5.36	(.09)		(.46)	(.55)	—	—	—	4.81	(10.26)		4,515	2.37		2.37		(.55)		2.40		(.58)	103
2012		4.81	(.09)		1.15	1.06	.01	—	.01	5.86	21.99		4,388	2.38		2.39		(.27)		2.40		(.29)	94
2013		5.86	(.07)		1.09	1.02	.02	—	.02	6.86	17.55		4,419	2.36		2.36		(.10)		2.38		(.12)	92
2014		6.86	(.06	)⌘	.69	.63	—	.11	.11	7.38	9.18		4,023	2.31		2.31		(.79)		2.36		(.84)	154
2015	^	7.38	(.04	)⌘	.54	.50	—	1.51	1.51	6.37	7.70	†	4,031	2.31	††	2.31	††	(1.08	)††	2.36	††	(1.13)††	52	†
Advisor Class
2013	■	7.28	.06		.67	.73	—	—	—	8.01	10.03	†	1	1.27	††	1.27	††	1.46	††	4.88	††	(2.15)††	92
2014		8.01	—	⌘	.82	.82	—	.11	.11	8.72	10.24		66,590	1.06		1.06		.53		1.11		.48	154
2015	^	8.72	.01	⌘	.65	.66	—	1.51	1.51	7.87	8.40	†	83,519	1.09	††	1.09	††	.17	††	1.14	††	.12 ††	52	†
Institutional Class
2013	■	7.28	.06		.68	.74	—	—	—	8.02	10.17	†	1	1.14	††	1.14	††	1.55	††	4.59	††	(1.90)††	92
2014		8.02	—	⌘	.84	.84	—	.11	.11	8.75	10.48		3,001	1.03		1.03		.48		1.08		.43	154
2015	^	8.75	.01	⌘	.65	.66	—	1.51	1.51	7.90	8.37	†	3,234	1.04	††	1.04	††	.20	††	1.09	††	.15 ††	52	†

198	199

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

		P E R S H A R E D A T A													R A T I O S / S U P P L E M E N T A L D A T A
																					Ratio to Average Net
							Less Distributions									Ratio to Average					Assets Before Expenses
			Investment Operations				from									Net Assets**					Waived or Assumed
		Net Asset	Net		Net Realized							Net Asset								Net
		Value,	Investment		and Unrealized	Total from	Net		Net			Value,			Net Assets	Net Expenses		Net Expenses		Investment			Net	Portfolio
		Beginning	Income		Gain on	Investment	Investment		Realized	Total		End of	Total		End of Period	After Fee		Before Fee		Income			Investment	Turnover
		of Period	(Loss)		Investments	Operations	Income		Gain	Distributions		Period	Return*		(in thousands)	Credits		Credits(a)		(Loss)	Expenses(a)		Loss		Rate
SELECT GROWTH FUND
Class A
2010		$5.33	$(.03)		$ .49	$ .46	$—		—	$—		$ 5.79	8.63%		$183,556	1.56%		1.56%		(.48)%	N/A		N/A		98%
2011		5.79	(.02)		.54	.52	—		—	—		6.31	8.98		203,243	1.45		1.45		(.28)	N/A		N/A		62
2012		6.31	(.03)		1.70	1.67	—		—	—		7.98	26.47		271,019	1.42		1.42		(.35)	N/A		N/A		53
2013		7.98	.02		1.24	1.26	—		—	—		9.24	15.79		315,833	1.35		1.35		.25	N/A		N/A		71
2014		9.24	—	⌘	1.73	1.73	.00	⇟	—	.00	⇟	10.97	18.77		330,595	1.27		1.27		.03	N/A		N/A		33
2015	^	10.97	.01	⌘	1.36	1.37	.00	⇟	—	.00	⇟	12.34	12.50	†	370,963	1.25	††	1.25	††	.23 ††	N/A		N/A		32	†
Class B
2010		4.94	(.07)		.46	.39	—		—	—		5.33	7.90		8,423	2.26		2.26		(1.18)	N/A		N/A		98
2011		5.33	(.07)		.51	.44	—		—	—		5.77	8.26		6,692	2.15		2.15		(.98)	N/A		N/A		62
2012		5.77	(.09)		1.57	1.48	—		—	—		7.25	25.65		5,853	2.12		2.12		(1.07)	N/A		N/A		53
2013		7.25	(.06)		1.15	1.09	—		—	—		8.34	15.03		5,308	2.10		2.10		(.48)	N/A		N/A		71
2014		8.34	(.07	)⌘	1.55	1.48	—		—	—		9.82	17.75		4,868	2.06		2.06		(.76)	N/A		N/A		33
2015	^	9.82	(.03	)⌘	1.21	1.18	—		—	—		11.00	12.02	†	4,910	2.03	††	2.03	††	(.56 )††	N/A		N/A		32	†
Advisor Class
2013	■	8.46	.01		.79	.80	—		—	—		9.26	9.46	†	1	1.02	††	1.02	††	.25 ††	4.63	%††	(3.36	)%††	71
2014		9.26	.06	⌘	1.69	1.75	—		—	—		11.01	18.90		31,902.83			.83		.51	N/A		N/A		33
2015	^	11.01	.04	⌘	1.36	1.40	.01		—	.01		12.40	12.70	†	39,431.84		††	.84	††	.66 ††	N/A		N/A		32	†
Institutional Class
2013	■	8.46	.02		.79	.81	—		—	—		9.27	9.57	†	1.89		††	.89	††	.39 ††	4.32	††	(3.04	)††	71
2014		9.27	.05	⌘	1.74	1.79	—		—	—		11.06	19.31		3,057.83			.83		.48	N/A		N/A		33
2015	^	11.06	.04	⌘	1.36	1.40	.02		—	.02		12.44	12.62	†	3,707.82		††	.82	††	.68 ††	N/A		N/A		32	†

200	201

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
							Less Distributions							Ratio to Average						Assets Before Expenses
			Investment Operations				from							Net Assets**						Waived or Assumed
		Net Asset	Net		Net Realized					Net Asset								Net
		Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Net	Portfolio
		Beginning	Income		Gain on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income		Investment			Turnover
		of Period	(Loss)		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		(Loss)		Expenses(a)		Loss		Rate
OPPORTUNITY FUND
Class A
2010		$20.76	$.05		$2.65	$2.70	$—	$ —	$ —	$23.46	13.01%		$402,117	1.44%		1.44%		.24%		N/A		N/A		40%
2011		23.46	.17		.49	.66	.05	—	.05	24.07	2.77		415,392	1.36		1.36		.62		N/A		N/A		37
2012		24.07	.26		6.10	6.36	.17	.89	1.06	29.37	26.99		529,886	1.35		1.35		.94		N/A		N/A		36
2013		29.37	.18		9.64	9.82	.26	.80	1.06	38.13	34.47		726,942	1.28		1.28		.56		N/A		N/A		40
2014		38.13	.07	⌘	5.29	5.36	.16	2.43	2.59	40.90	14.20		805,113	1.20		1.20		.16		N/A		N/A		34
2015	^	40.90	.05	⌘	3.83	3.88	.06	2.70	2.76	42.02	9.90	†	895,227	1.20	††	1.20	††	.24	††	N/A		N/A		19	†
Class B
2010		18.21	(.14)		2.37	2.23	—	—	—	20.44	12.25		20,130	2.14		2.14		(.52)		N/A		N/A		40
2011		20.44	(.10)		.52	.42	.01	—	.01	20.85	2.04		15,025	2.06		2.06		(.04)		N/A		N/A		37
2012		20.85	.01		5.31	5.32	.13	.89	1.02	25.15	26.12		13,129	2.05		2.05		.15		N/A		N/A		36
2013		25.15	(.12)		8.26	8.14	.22	.80	1.02	32.27	33.49		13,677	2.02		2.02		(.18)		N/A		N/A		40
2014		32.27	(.21	)⌘	4.47	4.26	—	2.43	2.43	34.10	13.32		12,145	1.99		1.99		(.63)		N/A		N/A		34
2015	^	34.10	(.09	)⌘	3.16	3.07	—	2.70	2.70	34.47	9.46	†	11,893	1.98	††	1.98	††	(.56	)††	N/A		N/A		19	†
Advisor Class
2013	■	33.13	.16		4.89	5.05	—	—	—	38.18	15.24	†	1.98		††	.98	††	.91	††	4.48	%††	(2.59	)%††	40
2014		38.18	.23	⌘	5.22	5.45	—	2.43	2.43	41.20	14.43		35,733.90			.90		.51		N/A		N/A		34
2015	^	41.20	.11	⌘	3.86	3.97	.08	2.70	2.78	42.39	10.06	†	46,117.92		††	.92	††	.53	††	N/A		N/A		19	†
Institutional Class
2013	■	33.13	.19		4.89	5.08	—	—	—	38.21	15.33	†	1.85		††	.85	††	1.06	††	4.17	††	(2.26	)††	40
2014		38.21	.24	⌘	5.30	5.54	.17	2.43	2.60	41.15	14.66		3,838.79			.79		.58		N/A		N/A		34
2015	^	41.15	.13	⌘	3.86	3.99	.20	2.70	2.90	42.24	10.13	†	4,266.78		††	.78	††	.65	††	N/A		N/A		19	†

202	203

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

		P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
							Less Distributions							Ratio to Average						Assets Before Expenses
			Investment Operations				from							Net Assets**						Waived or Assumed
		Net Asset	Net		Net Realized					Net Asset								Net				Net
		Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Investment	Portfolio
		Beginning	Income		Gain on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Income	Turnover
		of Period	(Loss)		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		(Loss)		Expenses(a)		(Loss)	Rate
SPECIAL SITUATIONS FUND
Class A
2010		$18.40	$(.05)		$2.31	$2.26	$—	$ —	$ —	$20.66	12.28%		$274,074	1.52%		1.52%		(.28)%		1.65%		(.41)%	64%
2011		20.66	.03		1.03	1.06	—	—	—	21.72	5.13		285,220	1.44		1.44		.13		1.54		.03	73
2012		21.72	.01		4.46	4.47	.03	1.76	1.79	24.40	21.19		342,939	1.43		1.43		.03		1.53		(.07)	41
2013		24.40	.11		4.68	4.79	.12	1.00	1.12	28.07	20.47		412,102	1.39		1.39		.42		1.47		.34	110
2014		28.07	.02	⌘	3.16	3.18	—	4.60	4.60	26.65	11.65		425,957	1.33		1.33		.06		1.38		.01	55
2015	^	26.65	.01	⌘	2.86	2.87	.04	1.43	1.47	28.05	11.13	†	476,435	1.33	††	1.33	††	.11	††	1.34	††	.10 ††	22	†
Class B
2010		16.09	(.25)		2.11	1.86	—	—	—	17.95	11.56		7,577	2.22		2.22		(.94)		2.35		(1.07)	64
2011		17.95	(.13)		.92	.79	—	—	—	18.74	4.40		5,884	2.14		2.14		(.55)		2.24		(.65)	73
2012		18.74	(.15)		3.84	3.69	—	1.76	1.76	20.67	20.33		5,085	2.13		2.13		(.67)		2.23		(.77)	41
2013		20.67	(.10)		3.96	3.86	.08	1.00	1.08	23.45	19.62		4,932	2.13		2.13		(.29)		2.21		(.37)	110
2014		23.45	(.17	)⌘	2.62	2.45	—	4.60	4.60	21.30	10.71		4,441	2.16		2.16		(.77)		2.21		(.82)	55
2015	^	21.30	(.08	)⌘	2.26	2.18	—	1.43	1.43	22.05	10.67	†	4,421	2.16	††	2.16	††	(.71	)††	2.17	††	(.72 )††	22	†
Advisor Class
2013	■	25.71	.01		2.37	2.38	—	—	—	28.09	9.26	†	1	1.16	††	1.16	††	.08	††	4.82	††	(3.58)††	110
2014		28.09	.12	⌘	3.10	3.22	—	4.60	4.60	26.71	11.82		26,458	1.01		1.01		.39		1.06		.34	55
2015	^	26.71	.05	⌘	2.87	2.92	.08	1.43	1.51	28.12	11.31	†	33,795	1.05	††	1.05	††	.39	††	1.06	††	.38 ††	22	†
Institutional Class
2013	■	25.71	.06		2.37	2.43	—	—	—	28.14	9.45	†	1.84		††	.84	††	.42	††	4.43	††	(3.17)††	110
2014		28.14	.14	⌘	3.16	3.30	—	4.60	4.60	26.84	12.10		5,750.89			.89		.51		.94		.46	55
2015	^	26.84	.07	⌘	2.88	2.95	.16	1.43	1.59	28.20	11.38	†	6,409.89		††	.89	††	.56	††	.90	††	.55 ††	22	†

204	205

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
																				Ratio to Average Net
						Less Distributions								Ratio to Average						Assets Before Expenses
			Investment Operations			from								Net Assets**						Waived or Assumed
		Net Asset	Net		Net Realized					Net Asset								Net
		Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Net	Portfolio
		Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income		Investment			Turnover
		of Period	(Loss)		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		(Loss)		Expenses(a)		Loss		Rate
INTERNATIONAL FUND
Class A
2010		$8.90	$.15		$1.15	$1.30	$.02	—	$.02	$10.18	14.63%		$129,570	1.97%		1.97%		1.33%		N/A		N/A		32%
2011		10.18	.12		(.59)	(.47)	.17	—	.17	9.54	(4.70)		128,479	1.88		1.88		1.20		N/A		N/A		30
2012		9.54	.10		2.20	2.30	.16	—	.16	11.68	24.34		165,797	1.82		1.82		.86		N/A		N/A		41
2013		11.68	.04		.81	.85	—	—	—	12.53	7.28		215,873	1.71		1.71		.34		N/A		N/A		31
2014		12.53	.05	⌘	.50	.55	.02	—	.02	13.06	4.43		193,174	1.66		1.66		.39		N/A		N/A		34
2015	^	13.06	.01	⌘	.14	.15	.05	—	.05	13.16	1.14	†	199,580	1.68	††	1.68	††	.22	††	N/A		N/A		10	†
Class B
2010		8.71	.08		1.12	1.20	—	—	—	9.91	13.78		3,569	2.67		2.67		.59		N/A		N/A		32
2011		9.91	.01		(.52)	(.51)	.16	—	.16	9.24	(5.30)		2,983	2.58		2.58		.30		N/A		N/A		30
2012		9.24	(.04)		2.19	2.15	.14	—	.14	11.25	23.50		3,328	2.52		2.52		(.02)		N/A		N/A		41
2013		11.25	(.11)		.84	.73	—	—	—	11.98	6.49		3,200	2.46		2.46		(.45)		N/A		N/A		31
2014		11.98	(.05	)⌘	.47	.42	—	—	—	12.40	3.51		2,893	2.49		2.49		(.42)		N/A		N/A		34
2015	^	12.40	(.04	)⌘	.13	.09	—	—	—	12.49	0.73	†	2,446	2.50	††	2.50	††	(.69	)††	N/A		N/A		10	†
Advisor Class
2013	■	12.79	.06		(.30)	(.24)	—	—	—	12.55	(1.88	)†	1	1.45	††	1.45	††	.97	††	5.30	%††	(2.88	)%††	31
2014		12.55	.14	⌘	.44	.58	—	—	—	13.13	4.62		35,249	1.27		1.27		.98		N/A		N/A		34
2015	^	13.13	.04	⌘	.13	.17	.05	—	.05	13.25	1.30	†	42,029	1.31	††	1.31	††	.66	††	N/A		N/A		10	†
Institutional Class
2013	■	12.79	.08		(.31)	(.23)	—	—	—	12.56	(1.80	)†	1	1.19	††	1.19	††	1.23	††	4.84	††	(2.42	)††	31
2014		12.56	.12	⌘	.51	.63	—	—	—	13.19	5.02		2,357	1.17		1.17		.93		N/A		N/A		34
2015	^	13.19	.05	⌘	.12	.17	.10	—	.10	13.26	1.34	†	2,302	1.17	††	1.17	††	.71	††	N/A		N/A		10	†

* Calculated without sales charges.

** Net of expenses waived or assumed (Note 3).

⌘ Based on average shares during the period.

† Not annualized

†† Annualized

■ For the period April 1, 2013 (commencement of operations) to September 30, 2013.

(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).

(b) Prior to September 4, 2012, known as Value Fund.

⇟ Due to rounding, amount is less than .005 per share.

^ For the period October 1, 2014 to March 31, 2015.

206	See notes to financial statements	207

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Fund, Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, Strategic Income Fund, International Opportunities Bond Fund, Floating Rate Fund and Fund For Income (each a series of First Investors Income Funds), and the Total Return Fund, Equity Income Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a series of First Investors Equity Funds), as of March 31, 2015, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

208

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, Strategic Income Fund, International Opportunities Bond Fund, Floating Rate Fund, Fund For Income, Total Return Fund, Equity Income Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund, as of March 31, 2015, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 28, 2015

209

Board Considerations of Advisory Contracts and Fees
(unaudited)
REAL ESTATE FUND

Consideration of the Investment Advisory Agreement with respect to the First Investors Real Estate Fund

At the November 20, 2014 meeting (the “November Meeting”) of the Board of Trustees (the “Board”) of the First Investors Equity Funds (the “Trust”), the Board, including a majority of the Independent Trustees, discussed and approved, for the new First Investors Real Estate Fund (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with First Investors Management Company, Inc. (“FIMCO”).

The Trustees were provided with detailed materials relating to the New Fund and FIMCO in advance of and at the November Meeting. The material factors and conclusions that formed the basis for the approval of the Advisory Agreement are discussed below. In addition, the Trustees met in person with FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Advisory Agreement. The Trustees also met in person with the portfolio manager from The Independent Order of Foresters (“Foresters”), the ultimate parent company of FIMCO, who would be managing the New Fund as well as with the Chief Investment Officer of Foresters, who had previously managed Foresters’ real estate strategy.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, FIMCO’s and Foresters’ past performance, FIMCO’s and Foresters’ personnel that would be serving the New Fund, and prevailing market conditions. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by FIMCO, including the terms of the Advisory Agreement and information regarding fee arrangements, including the structure of the advisory fee, the method of computing fees, and the frequency of payment of fees. Among other things, the Trustees also reviewed information comparing the New Fund’s advisory fee and total expenses with a peer group (the “Peer Group”) of other similar funds compiled by Lipper, Inc., an independent provider of investment company data.

210

After extensive discussion and consideration among themselves, and with FIMCO, Foresters, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the previous day as well as during the November Meeting, the Trustees concluded the following with respect to the New Fund:

• The nature and extent of the investment advisory services to be provided to the New Fund by FIMCO were consistent with the terms of the Advisory Agreement.

• The prospects for satisfactory investment performance of the New Fund were reasonable;

• Shareholders of the New Fund may benefit from economies of scale in the future as assets grow due to breakpoints included in the fee schedule for the Advisory Agreement;

• The advisory fee and total expense ratio were at or below the median of the funds included in the Peer Group;

• Total expenses of the New Fund would be capped under an expense limitation agreement pursuant to which FIMCO or the New Fund’s transfer agent, an affiliate of FIMCO, will limit total annual operating expenses to a certain level for each class of shares of the New Fund;

• The cost of services to be provided by FIMCO to the New Fund and the profits to be realized by FIMCO and its affiliates from their relationship with the New Fund would be assessed after a reasonable period of New Fund operations; and

• FIMCO may receive certain “fall out” or ancillary benefits by obtaining research and other services from broker-dealers that execute brokerage transactions for the New Fund.

* * *

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the Advisory Agreement was in the best interests of the New Fund and its shareholders and unanimously approved such Advisory Agreement.

211

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees
Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
William Lipkus
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

212

Shareholder Information

Investment Adviser	Subadviser
First Investors Management	(International Fund)
Company, Inc.	Vontobel Asset Management, Inc.
40 Wall Street	1540 Broadway
New York, NY 10005	New York, NY 10036

Subadviser	Underwriter
(International Opportunities Bond Fund)	First Investors Corporation
Brandywine Global Investment	40 Wall Street
Management, LLC	New York, NY 10005
2929 Arch Street
Philadelphia, PA 19104	Custodian
The Bank of New York Mellon
Subadviser	One Wall Street
(Floating Rate Fund and Fund For Income)	New York, NY 10286
Muzinich & Co., Inc.
450 Park Avenue	Transfer Agent
New York, NY 10022	Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Subadviser	Edison, NJ 08837-3620
(Global Fund)
Wellington Management Company, LLP	Independent Registered Public
280 Congress Street	Accounting Firm
Boston, MA 02210	Tait, Weller & Baker LLP
1818 Market Street
Subadviser	Philadelphia, PA 19103
(Select Growth Fund)
Smith Asset Management Group, L.P.	Legal Counsel
100 Crescent Court	K&L Gates LLP
Dallas, TX 75201	1601 K Street, N.W.
Washington, D.C. 20006

213

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

214

NOTES

215

NOTES

216

NOTES

217

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form. (b) Not applicable

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable for semi-annual report

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 28, 2015